UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  July 31

Date of reporting period:  January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Floating Rate Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Floating Rate Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Floating Rate Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.
Portfolio management
Vesa Tontti, CFA
Lead Portfolio Manager
Managed Fund since 2019
Daniel DeYoung
Portfolio Manager
Managed Fund since 2020
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	3.85	-0.43	2.28	3.06
	Including sales charges		0.73	-3.42	1.67	2.75
Advisor Class*		02/28/13	3.98	-0.19	2.53	3.32
Class C	Excluding sales charges	02/16/06	3.45	-1.17	1.52	2.30
	Including sales charges		2.45	-2.12	1.52	2.30
Institutional Class		09/27/10	4.01	-0.16	2.53	3.32
Institutional 2 Class		08/01/08	3.99	-0.15	2.56	3.38
Institutional 3 Class*		06/01/15	4.05	-0.09	2.62	3.33
Class R		09/27/10	3.71	-0.67	2.02	2.81
Credit Suisse Leveraged Loan Index			4.26	1.12	3.54	3.93
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Floating Rate Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2023)
Common Stocks	0.3
Convertible Bonds	0.1
Convertible Preferred Stocks	0.0(a)
Corporate Bonds & Notes	4.9
Exchange-Traded Fixed Income Funds	0.3
Money Market Funds	3.6
Senior Loans	90.6
Warrants	0.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2023)
BBB rating	1.4
BB rating	27.2
B rating	62.4
CCC rating	5.7
CC rating	0.0(a)
Not rated	3.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody’s doesn’t rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. Additionally, the Investment Manager considers the interest rate to be paid on the investment, the portfolio’s exposure to a particular sector, and the relative value of the loan within the sector, among other factors.

4	Columbia Floating Rate Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,038.50	1,020.28	5.30	5.25	1.02
Advisor Class	1,000.00	1,000.00	1,039.80	1,021.56	4.00	3.97	0.77
Class C	1,000.00	1,000.00	1,034.50	1,016.46	9.18	9.09	1.77
Institutional Class	1,000.00	1,000.00	1,040.10	1,021.56	4.00	3.97	0.77
Institutional 2 Class	1,000.00	1,000.00	1,039.90	1,021.76	3.79	3.76	0.73
Institutional 3 Class	1,000.00	1,000.00	1,040.50	1,022.01	3.54	3.50	0.68
Class R	1,000.00	1,000.00	1,037.10	1,019.01	6.59	6.53	1.27
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Floating Rate Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.3%
Issuer	Shares	Value ($)
Communication Services 0.1%
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	379,999
iHeartMedia, Inc., Class A(a)	84,607	655,704
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Total		1,035,703
Total Communication Services		1,035,703
Consumer Discretionary 0.0%
Multiline Retail 0.0%
Belk, Inc.(a)	231	2,223
Total Consumer Discretionary		2,223
Energy 0.1%
Energy Equipment & Services 0.1%
Covia Holdings Corp.(a)	57,253	772,915
McDermott International Ltd.(a)	184,336	76,131
Total		849,046
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(a),(c)	64,498	968
Southcross Energy Partners LLC(a),(c)	107,918	809
Southcross Energy Partners LLC, Class A(a),(c)	2,041,444	112,279
Total		114,056
Total Energy		963,102
Financials 0.0%
Capital Markets 0.0%
Bright Bidco BV(a),(d)	4,398	78,223
Total Financials		78,223
Industrials 0.1%
Machinery 0.1%
TNT Crane and Rigging, Inc.(a)	60,744	455,580
Total Industrials		455,580
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(a),(c)	8,710	2,221
Total Information Technology		2,221
Total Common Stocks (Cost $4,651,305)		2,537,052
Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	1,500,000	981,438
Total Convertible Bonds (Cost $1,441,476)			981,438

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c)	7.000%	9,297	4,695
Total Information Technology			4,695
Total Convertible Preferred Stocks (Cost $201,433)			4,695

Corporate Bonds & Notes 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2029	5.750%	3,000,000	2,904,255
Brokerage/Asset Managers/Exchanges 0.4%
NFP Corp.(d)
08/15/2028	6.875%	3,750,000	3,247,096
Cable and Satellite 0.5%
DISH DBS Corp.
07/01/2026	7.750%	2,500,000	2,028,066
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	2,500,000	1,914,957
Total			3,943,023
Chemicals 0.1%
Herens Holdco Sarl(d)
05/15/2028	4.750%	1,053,000	864,533
Finance Companies 0.3%
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	2,500,000	2,343,135
Food and Beverage 0.3%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	2,102,000	1,974,832
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Floating Rate Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.2%
CCM Merger, Inc.(d)
05/01/2026	6.375%	2,000,000	1,934,606
Health Care 0.0%
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	355,000	303,752
Leisure 0.3%
Cinemark USA, Inc.(d)
07/15/2028	5.250%	2,500,000	2,050,122
Media and Entertainment 0.2%
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	2,591,000	188,851
iHeartCommunications, Inc.
05/01/2026	6.375%	478,473	458,787
05/01/2027	8.375%	867,232	777,461
Total			1,425,099
Midstream 0.3%
EQM Midstream Partners LP(d)
07/01/2027	6.500%	2,000,000	1,956,098
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,000,000	962,293
02/01/2027	4.250%	1,000,000	881,237
Total			1,843,530
Property & Casualty 0.8%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	6,614,000	6,193,547
Technology 0.8%
Imola Merger Corp.(d)
05/15/2029	4.750%	3,000,000	2,611,048
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	2,500,000	1,259,331
NCR Corp.(d)
04/15/2029	5.125%	2,000,000	1,740,180
Sabre GLBL, Inc.(d)
09/01/2025	7.375%	500,000	494,071
Total			6,104,630
Total Corporate Bonds & Notes (Cost $43,205,018)			37,088,258
Exchange-Traded Fixed Income Funds 0.3%
	Shares	Value ($)
Floating Rate 0.3%
First Trust Senior Loan ETF	25,000	1,139,250
Invesco Senior Loan ETF	50,000	1,055,500
Total		2,194,750
Total Exchange-Traded Fixed Income Funds (Cost $2,318,250)		2,194,750

Senior Loans 88.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
TransDigm, Inc.(e),(f)
Tranche F Term Loan
3-month USD LIBOR + 2.250% 12/09/2025	6.980%	2,720,511	2,713,410
Airlines 2.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	9.558%	3,919,708	4,021,973
American Airlines, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	6.267%	2,143,121	2,098,481
Kestrel Bidco, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	7.508%	3,764,071	3,606,695
United AirLines, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	8.568%	6,260,543	6,246,519
Total			15,973,668
Automotive 1.2%
American Axle & Manufacturing, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/13/2029	8.033%	1,267,111	1,264,995
Clarios Global LP(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	7.820%	2,108,283	2,098,121

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Brands Group LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.252%	6,334,608	6,185,745
Total			9,548,861
Brokerage/Asset Managers/Exchanges 1.8%
AlixPartners LLP(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028	7.320%	2,461,187	2,455,379
Allspring Buyer LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.500% 11/01/2028	7.750%	1,320,665	1,315,436
Citadel Securities LP(e),(f)
Term Loan
1-month Term SOFR + 2.500% 02/02/2028	7.176%	1,453,902	1,448,973
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 02/02/2028	7.676%	1,209,543	1,211,817
Russell Investments US Institutional Holdco, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 05/30/2025	8.070%	5,466,439	5,351,425
VFH Parent LLC(e),(f)
Term Loan
SOFR + 3.000% 01/13/2029	7.612%	2,189,570	2,173,148
Total			13,956,178
Building Materials 4.0%
Beacon Roofing Supply, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.250% 05/19/2028	6.820%	2,045,769	2,042,353
Cornerstone Building Brands, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/12/2028	7.709%	3,121,253	2,909,413
Covia Holdings LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	8.782%	3,080,573	3,024,353
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hunter Douglas Holding BV(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	7.859%	5,005,712	4,577,123
Park River Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 12/28/2027	8.004%	2,161,207	1,958,292
QUIKRETE Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.625% 02/01/2027	7.195%	1,964,557	1,951,787
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.000% 03/18/2029	7.570%	1,517,941	1,511,217
SRS Distribution, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.161%	1,709,365	1,646,340
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	8.070%	3,944,937	3,799,132
Standard Industries, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 09/22/2028	6.425%	1,785,246	1,783,015
White Cap Supply Holdings LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/19/2027	8.311%	3,927,763	3,889,192
Wilsonart LLC(e),(f)
Tranche E Term Loan
1-month USD LIBOR + 3.250% Floor 1.000% 12/31/2026	7.980%	2,231,622	2,165,365
Total			31,257,582
Cable and Satellite 2.9%
Charter Communications Operating LLC(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	6.320%	1,521,663	1,515,774
CSC Holdings LLC(e),(f)
Term Loan
1-month Term SOFR + 4.500% 01/17/2028	9.061%	5,790,560	5,482,965

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Floating Rate Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DirectTV Financing LLC(e),(f)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	9.570%	1,853,010	1,819,619
Iridium Satellite LLC(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/04/2026	7.161%	2,771,296	2,769,245
Radiate Holdco LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 09/25/2026	7.820%	2,101,654	1,749,102
Telesat Canada(e),(f)
Tranche B5 Term Loan
1-month USD LIBOR + 2.750% 12/07/2026	7.580%	3,156,122	1,440,770
UPC Financing Partnership(e),(f)
Term Loan
1-month USD LIBOR + 2.925% 01/31/2029	7.384%	3,250,000	3,241,062
Virgin Media Bristol LLC(e),(f)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	6.959%	2,000,000	1,987,760
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	7.709%	2,175,000	2,174,326
Total			22,180,623
Chemicals 4.9%
Aruba Investments Holdings LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 11/24/2027	8.297%	1,463,869	1,449,230
Ascend Performance Materials Operations LLC(e),(f)
Term Loan
6-month Term SOFR + 4.750% Floor 0.750% 08/27/2026	8.831%	3,455,063	3,401,371
ColourOz Investment 1 GmbH(e),(f),(g)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	9.066%	822,287	547,405
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ColourOz Investment 2 LLC(e),(f),(g)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	9.066%	4,974,161	3,311,349
Diamond BV(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 09/29/2028	7.575%	4,125,919	4,076,573
Herens Holdco SARL(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 07/03/2028	8.730%	3,585,350	3,438,100
Ineos Styrolution Group GmbH(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	7.320%	2,167,000	2,159,957
Ineos US Finance LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 11/08/2028	7.161%	2,426,111	2,413,592
Innophos Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.250% 02/05/2027	7.820%	2,700,358	2,689,097
Messer Industries GmbH(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	7.230%	3,541,631	3,530,936
Olympus Water US Holding Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 11/09/2028	8.500%	2,700,929	2,639,402
PMHC II, Inc.(e),(f)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	9.076%	4,088,673	3,567,367
Schenectady International Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	9.021%	1,727,110	1,414,797
Sparta US Holdco LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 08/02/2028	7.369%	1,980,000	1,970,932

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tronox Finance LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.250% 03/10/2028	7.032%	1,301,296	1,287,814
Total			37,897,922
Construction Machinery 0.2%
Columbus McKinnon Corp.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/14/2028	7.500%	1,287,475	1,283,188
Consumer Cyclical Services 5.1%
Amentum Government Services Holdings LLC(e),(f)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 4.000% 01/29/2027	8.470%	1,466,165	1,450,287
APX Group, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 07/10/2028	7.705%	2,323,527	2,296,528
Arches Buyer, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	7.820%	2,366,150	2,281,868
Cast & Crew LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 02/09/2026	8.070%	1,979,435	1,973,654
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.311%	2,141,158	2,130,453
Conservice Midco LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	8.820%	4,423,529	4,366,377
Corporation Service Co.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/02/2029	7.911%	1,287,994	1,287,427
Cushman & Wakefield US Borrower LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	7.320%	984,018	979,097
1-month Term SOFR + 3.250% 01/31/2030	7.911%	1,241,195	1,234,989
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Go Daddy Operating Co. LLC(e),(f)
Term Loan
1-month Term SOFR + 3.250% 11/09/2029	7.811%	1,132,651	1,135,630
Prime Security Services Borrower LLC(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	7.517%	3,274,919	3,270,498
Sotheby’s(e),(f)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 01/15/2027	9.330%	4,144,191	4,123,470
Staples, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	9.440%	1,663,650	1,554,548
Uber Technologies, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/04/2025	8.235%	4,188,786	4,188,870
1-month USD LIBOR + 3.500% 02/25/2027	8.235%	3,513,968	3,512,492
WaterBridge Midstream Operating LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	10.568%	1,023,261	1,011,432
WW International, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/13/2028	8.070%	4,271,875	2,502,592
Total			39,300,212
Consumer Products 1.1%
Bombardier Recreational Products(e),(f),(h)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/13/2029	8.061%	1,151,919	1,143,280
Serta Simmons Bedding LLC(e),(i)
1st Lien Term Loan
11/08/2023	0.000%	1,318,813	88,426
SRAM LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/18/2028	7.320%	1,972,727	1,948,068

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Floating Rate Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SWF Holdings I Corp.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	8.753%	1,469,936	1,252,665
Weber-Stephen Products LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	7.820%	5,102,900	4,454,831
Total			8,887,270
Diversified Manufacturing 2.5%
Brookfield WEC Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 08/01/2025	7.320%	1,477,387	1,474,624
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 08/01/2025	8.311%	2,119,688	2,119,306
DXP Enterprises, Inc.(e),(f)
Term Loan
1-month Term SOFR + 5.250% Floor 1.000% 12/23/2027	9.955%	3,290,034	3,141,982
Filtration Group Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	7.570%	2,253,011	2,247,694
1-month USD LIBOR + 3.500% Floor 0.500% 10/21/2028	8.070%	698,116	694,046
Gates Global LLC(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 03/31/2027	7.070%	1,116,372	1,111,215
Madison IAQ LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 06/21/2028	7.988%	3,697,723	3,532,102
TK Elevator Midco GmbH(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	8.602%	3,550,548	3,483,479
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Vertiv Group Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	7.119%	1,902,760	1,893,246
Total			19,697,694
Electric 1.0%
Carroll County Energy LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	8.230%	1,211,067	1,153,541
Invenergy Thermal Operating I LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% 08/28/2025	8.426%	1,320,115	1,313,514
Nautilus Power LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	8.820%	1,268,658	934,278
New Frontera Holdings LLC(c),(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 13.000% 07/28/2026	17.730%	979,319	969,526
2nd Lien Term Loan
1-month USD LIBOR + 1.500% 07/28/2028	6.230%	339,370	67,874
PG&E Corp.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	7.625%	1,949,963	1,946,063
West Deptford Energy Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	8.320%	1,469,528	1,061,323
Total			7,446,119
Environmental 0.6%
EnergySolutions LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	8.480%	3,292,065	3,169,995
Harsco Corp.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 03/10/2028	6.926%	1,630,995	1,556,590
Total			4,726,585

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.3%
Aramark Intermediate HoldCo Corp.(e),(f)
Tranche B5 Term Loan
1-month USD LIBOR + 2.500% 04/06/2028	7.070%	2,023,518	2,017,205
Del Monte Foods, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	8.862%	4,267,990	4,223,517
Naked Juice LLC(e),(f)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	7.930%	1,736,263	1,593,334
2nd Lien Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	10.680%	1,000,000	821,250
Primary Products Finance LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 04/01/2029	8.743%	4,140,495	4,095,405
Triton Water Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	8.230%	2,337,966	2,222,541
United Natural Foods, Inc.(e),(f)
Term Loan
3-month Term SOFR + 3.250% 10/22/2025	7.926%	1,654,241	1,656,623
US Foods, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 11/22/2028	7.320%	955,516	955,917
Total			17,585,792
Gaming 4.4%
Caesars Entertainment, Inc.(e),(f),(h)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/20/2030	7.917%	3,393,166	3,388,450
Caesars Resort Collection LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	7.320%	1,417,836	1,415,965
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	8.070%	3,949,544	3,946,463
CBAC Borrower LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	8.570%	3,811,290	3,725,536
Entain PLC(e),(f),(h)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/31/2029	8.180%	1,327,748	1,328,744
Fertitta Entertainment LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	8.561%	3,980,847	3,930,529
Flutter Entertainment PLC(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 07/21/2026	6.980%	3,350,464	3,342,858
Tranche B Term Loan
1-month Term SOFR + 3.500% 07/22/2028	8.092%	1,791,909	1,794,382
HRNI Holdings LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 12/11/2028	8.797%	4,569,105	4,458,669
Scientific Games Holdings LP(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/04/2029	8.103%	4,869,127	4,783,381
Scientific Games International, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	7.578%	1,913,492	1,906,317
Total			34,021,294
Health Care 2.9%
CHG Healthcare Services, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 09/29/2028	7.820%	1,975,000	1,960,405
Element Materials Technology Group US Holdings, Inc.(e),(f)
Tranche B 1st Lien Delayed Draw Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/22/2029	8.930%	406,487	402,593

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Floating Rate Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/22/2029	8.930%	880,723	872,285
Envision Healthcare Corp.(e),(f)
Term Loan
1-month Term SOFR + 3.750% 03/31/2027	8.330%	776,140	190,154
1-month Term SOFR + 4.250% 03/31/2027	8.830%	1,650,419	656,042
1-month Term SOFR + 7.875% 03/31/2027	12.605%	279,523	243,883
Medline Borrower LP(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	7.820%	5,562,441	5,394,790
National Mentor Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	8.408%	2,199,209	1,604,059
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	8.480%	71,709	52,303
Phoenix Guarantor, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	7.820%	2,219,845	2,183,306
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.500% 03/05/2026	8.070%	982,500	967,458
Pluto Acquisition I, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% 06/22/2026	8.735%	1,923,828	1,385,156
Select Medical Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	7.070%	2,571,818	2,554,664
Surgery Center Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	8.210%	1,352,180	1,348,462
Team Health Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	9.811%	1,639,434	1,356,632
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Upstream Newco, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.250% 11/20/2026	9.092%	1,960,076	1,613,789
Total			22,785,981
Independent Energy 1.0%
Hamilton Projects Acquiror LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.500% Floor 1.000% 06/17/2027	9.230%	1,513,017	1,508,962
Oryx Midstream Services Permian Basin LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/05/2028	7.924%	2,465,758	2,456,511
Parkway Generation LLC(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	9.426%	3,656,481	3,601,634
Tranche C Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 02/18/2029	9.426%	479,623	471,590
Total			8,038,697
Leisure 2.6%
Alterra Mountain Co.(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 08/17/2028	8.070%	3,012,551	3,001,254
Carnival Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	7.820%	4,449,407	4,338,172
Life Time, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/16/2024	9.485%	2,684,339	2,684,339
NAI Entertainment Holdings LLC(c),(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	7.070%	2,941,192	2,794,132

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UFC Holdings LLC(e),(f)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/29/2026	7.570%	3,914,047	3,890,798
William Morris Endeavor Entertainment LLC(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	7.320%	3,318,931	3,295,233
Total			20,003,928
Lodging 1.3%
Four Seasons Holdings, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/30/2029	7.911%	1,154,910	1,158,952
Hilton Grand Vacations Borrower LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	7.570%	4,218,841	4,218,081
Playa Hotels & Resorts(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.250% 01/05/2029	8.728%	2,889,508	2,867,317
Travel + Leisure Co.(e),(f)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/14/2029	8.608%	1,658,763	1,658,763
Total			9,903,113
Media and Entertainment 7.3%
AppLovin Corp.(e),(f)
Term Loan
1-month Term SOFR + 3.100% Floor 0.500% 10/25/2028	7.693%	5,065,976	4,958,324
Cengage Learning, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	6,248,808	5,945,741
Clear Channel Outdoor Holdings, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	8.325%	3,396,813	3,225,376
CMG Media Corp.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% 12/17/2026	8.230%	2,794,225	2,645,209
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Creative Artists Agency LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% 11/27/2026	8.320%	2,919,798	2,916,148
Tranche B2 Term Loan
1-month Term SOFR + 4.250% Floor 1.000% 11/27/2026	8.811%	1,610,502	1,596,410
Diamond Sports Group LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 05/25/2026	13.064%	1,298,035	1,167,310
Dotdash Meredith, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	8.434%	3,309,118	2,801,731
E.W. Scripps Co. (The)(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	7.132%	1,458,543	1,450,885
Tranche B3 Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 01/07/2028	7.320%	838,500	834,567
Emerald Expositions Holding, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	7.070%	2,223,710	2,177,568
Entravision Communications Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	7.297%	1,046,250	1,023,578
Gray Television, Inc.(e),(f)
Tranche D Term Loan
1-month USD LIBOR + 3.000% 12/01/2028	7.369%	2,970,000	2,956,546
Hubbard Radio LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 03/28/2025	8.820%	2,225,632	1,936,300
iHeartCommunications, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	7.570%	1,703,204	1,674,812
Indy US Bidco LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% 03/06/2028	8.320%	2,978,393	2,632,155

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Floating Rate Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Learfield Communications LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	7.820%	4,137,013	2,771,799
Lions Gate Capital Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	6.820%	1,378,625	1,353,355
NASCAR Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 10/19/2026	7.070%	1,362,251	1,361,679
NEP Group, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	7.820%	1,480,720	1,329,686
Playtika Holding Corp.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% 03/13/2028	7.320%	3,102,631	3,072,319
Pug LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	8.070%	1,989,471	1,666,182
Sinclair Television Group, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	7.570%	1,210,840	1,184,855
Univision Communications, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2029	7.820%	4,218,125	4,136,040
Total			56,818,575
Midstream 2.2%
AL GCX Holdings LLC(e),(f)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/17/2029	8.525%	1,776,261	1,776,634
Buckeye Partners LP(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 2.250% 11/01/2026	6.634%	1,969,616	1,969,006
CQP Holdco LP(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 06/05/2028	8.480%	2,364,000	2,366,364
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GIP III Stetson I LP(e),(f)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	8.820%	3,857,817	3,813,452
ITT Holdings LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/10/2028	7.320%	4,343,844	4,346,580
Traverse Midstream Partners LLC(e),(f)
Term Loan
1-month Term SOFR + 4.250% Floor 1.000% 09/27/2024	8.950%	2,499,708	2,497,833
Total			16,769,869
Oil Field Services 0.3%
Lealand Finance Co. BV(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	7.570%	33,314	20,488
Lealand Finance Co. BV(e),(f),(g)
Term Loan
3-month USD LIBOR + 1.000% 06/30/2025	5.570%	446,367	239,645
MRC Global, Inc.(c),(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	7.570%	2,148,087	2,137,347
Total			2,397,480
Other Financial Institutions 1.6%
FinCo I LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	7.070%	1,851,362	1,851,825
Freeport LNG Investments LLP(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/21/2028	8.308%	3,956,989	3,833,333
IGT Holding IV AB(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.400% Floor 0.500% 03/31/2028	8.130%	4,310,098	4,299,323
Trans Union LLC(e),(f)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	6.820%	2,428,994	2,422,363
Total			12,406,844

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 1.4%
APi Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2026	7.070%	1,517,075	1,517,075
1-month USD LIBOR + 2.750% 01/03/2029	7.297%	1,444,047	1,443,151
Hillman Group, Inc. (The)(e),(f),(h),(j)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	3.110%	421,519	416,709
Hillman Group, Inc. (The)(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	7.297%	1,739,583	1,719,735
Husky Injection Molding Systems Ltd.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	8.151%	1,984,375	1,931,968
Vericast Corp.(e),(f)
Term Loan
1-month Term SOFR + 7.750% Floor 1.000% 06/16/2026	12.330%	1,059,720	834,911
WireCo WorldGroup, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 11/13/2028	8.938%	2,841,287	2,827,081
Total			10,690,630
Packaging 3.7%
Altium Packaging LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/03/2028	7.320%	1,366,957	1,348,380
Anchor Glass Container Corp.(c),(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 12/07/2023	9.730%	470,400	342,216
Anchor Glass Container Corp.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	7.560%	1,551,454	1,105,566
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% Floor 1.000% 12/07/2024	12.562%	333,333	85,297
Charter Next Generation, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/01/2027	8.320%	4,729,795	4,698,531
Clydesdale Acquisition Holdings, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.175% Floor 0.500% 04/13/2029	8.836%	3,880,500	3,807,081
Graham Packaging Co., Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/04/2027	7.570%	2,045,349	2,035,122
Mauser Packaging Solutions Holding Co.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	7.619%	1,968,750	1,949,062
Packaging Coordinators Midco, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/30/2027	8.230%	3,668,930	3,594,891
Pactiv Evergreen, Inc.(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.250% 02/05/2026	7.820%	1,029,000	1,026,746
Tranche B3 Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 09/24/2028	7.820%	2,801,575	2,787,567
Tosca Services LLC(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	8.176%	3,944,810	3,168,984
Trident TPI Holdings, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	8.730%	2,368,939	2,321,134
Twist Beauty International Holdings S.A.(c),(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/20/2024	7.480%	618,536	593,795
Total			28,864,372

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Floating Rate Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.1%
Elanco Animal Health, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	6.119%	1,844,274	1,814,305
Jazz Pharmaceuticals PLC(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	8.070%	2,131,742	2,128,736
Sunshine Luxembourg VII SARL(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/01/2026	8.480%	4,882,544	4,778,790
Total			8,721,831
Property & Casualty 2.7%
Asurion LLC(e),(f)
Tranche B3 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/31/2028	9.820%	1,600,000	1,328,800
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	7.570%	1,308,338	1,293,410
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	7.820%	1,984,754	1,894,824
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027	7.820%	1,473,750	1,389,776
Hub International Ltd.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 04/25/2025	7.817%	4,434,347	4,426,631
Tranche B3 Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 04/25/2025	8.057%	2,114,927	2,112,093
Sedgwick Claims Management Services, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	7.820%	2,386,694	2,374,426
Sedgwick Claims Management Services, Inc. (e),(f)
Term Loan
3-month USD LIBOR + 3.750% 09/03/2026	8.320%	1,230,867	1,228,812
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.250% 12/02/2026	7.980%	1,954,725	1,952,282
1-month Term SOFR + 3.750% Floor 0.500% 11/22/2029	8.330%	3,019,712	3,018,957
Total			21,020,011
Railroads 0.2%
Genesee & Wyoming, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 12/30/2026	6.730%	1,959,698	1,955,406
Restaurants 1.7%
1011778 BC ULC(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	6.320%	4,146,990	4,096,645
Carrols Restaurant Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 04/30/2026	7.911%	1,448,579	1,291,046
IRB Holding Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	7.320%	1,230,620	1,227,740
1-month Term SOFR + 3.000% Floor 0.750% 12/15/2027	7.687%	1,965,000	1,942,894
Whatabrands LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	7.820%	4,738,851	4,683,407
Total			13,241,732
Retailers 2.7%
Great Outdoors Group LLC(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/06/2028	8.320%	6,296,759	6,181,843
Harbor Freight Tools USA, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 10/19/2027	7.320%	4,902,498	4,829,451

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	8.411%	5,919,900	5,871,830
Restoration Hardware, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.911%	3,948,234	3,834,722
Total			20,717,846
Technology 20.3%
Ascend Learning LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	8.070%	2,178,458	2,073,958
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	10.320%	6,246,828	5,401,258
athenahealth Group, Inc.(e),(f),(h),(j)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	335,367	275,154
athenahealth Group, Inc.(e),(f)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	8.012%	2,736,823	2,588,569
Atlas CC Acquisition Corp.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	8.985%	3,777,568	3,305,372
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	8.985%	768,319	672,279
Avaya, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	8.709%	2,982,808	753,159
Tranche B2 Term Loan
1-month USD LIBOR + 4.000% 12/15/2027	8.459%	1,695,555	428,128
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Barracuda Parent LLC(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.176%	2,666,667	2,580,480
Bright Bidco BV(e),(f)
Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 10/31/2027	12.676%	144,463	125,006
Camelot U.S. Acquisition 1 Co.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	7.517%	2,414,292	2,410,526
1-month USD LIBOR + 3.000% 10/30/2026	7.517%	1,989,994	1,985,019
Celestica, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	6.642%	2,403,214	2,371,179
Central Parent, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 07/06/2029	9.080%	2,520,941	2,513,858
Cloudera, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/08/2028	8.320%	2,706,566	2,594,596
Coherent Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/02/2029	7.320%	2,293,944	2,283,186
CoreLogic, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	8.125%	3,703,125	3,134,547
Cornerstone OnDemand, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	8.320%	2,652,390	2,436,883
Cyxtera DC Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	7.820%	1,918,579	1,558,500

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Floating Rate Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dawn Acquisition LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	8.480%	5,211,951	3,342,841
DCert Buyer, Inc.(e),(f)
1st Lien Term Loan
3-month Term SOFR + 4.000% 10/16/2026	8.696%	5,923,589	5,847,708
Dun & Bradstreet Corp. (The)(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	7.767%	3,474,055	3,464,744
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 01/18/2029	7.788%	996,298	989,573
Endurance International Group Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	7.884%	1,969,479	1,854,599
Everi Holdings, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.500% 08/03/2028	7.070%	2,475,482	2,469,293
Gen Digital, Inc.(e),(f)
Tranche B Term Loan
SOFR + 2.000% Floor 0.500% 09/12/2029	6.661%	3,375,621	3,365,764
GoTo Group, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	9.297%	5,422,197	2,982,208
Idemia Group SAS(c),(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 01/10/2026	9.230%	4,311,499	4,279,163
Idera, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	8.510%	2,654,268	2,561,369
Informatica LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 10/27/2028	7.375%	3,697,042	3,684,324
ION Trading Finance Ltd.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% 04/01/2028	9.480%	1,902,009	1,838,291
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Loyalty Ventures, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	11.000%	2,881,075	1,116,416
Lummus Technology Holdings V LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	8.070%	2,343,680	2,290,947
McAfee Corp.(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/01/2029	8.184%	4,072,658	3,835,955
Misys Ltd.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	8.325%	2,395,527	2,245,807
Mitchell International, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/15/2028	8.415%	4,811,306	4,584,789
Mitnick Corporate Purchaser, Inc.(e),(f)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	9.526%	1,204,899	1,163,330
Monotype Imaging Holdings, Inc.(c),(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 10/09/2026	9.680%	1,900,938	1,881,928
MYOB US Borrower LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	8.561%	1,592,250	1,515,949
Natel Engineering Co., Inc.(e),(f)
Term Loan
3-month USD LIBOR + 6.250% Floor 1.000% 04/30/2026	10.420%	2,859,295	2,544,773
NCR Corp.(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	7.330%	1,923,661	1,911,638

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	19

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Open Text Corp.(e),(f),(h)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 11/16/2029	7.307%	3,116,510	3,109,498
Peraton Corp.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	8.320%	4,938,745	4,907,878
Pitney Bowes, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 03/17/2028	8.676%	2,047,952	1,969,229
Presidio Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% 01/22/2027	8.320%	1,719,144	1,712,697
Proofpoint, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	7.985%	1,980,000	1,939,469
Rackspace Technology Global, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	7.380%	4,195,473	2,624,353
Riverbed Technology LLC(e),(f),(g)
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/07/2026	10.540%	1,072,064	461,523
Sabre GLBL, Inc.(e),(f)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	8.911%	281,246	261,646
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	8.070%	727,977	669,287
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	8.070%	1,160,438	1,066,884
Sitel Group(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 08/28/2028	8.320%	2,039,815	2,037,265
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sophia LP(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 10/07/2027	8.230%	1,764,169	1,737,530
Sovos Compliance LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	9.070%	2,905,638	2,799,263
SS&C Technologies Holdings, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	6.320%	593,187	591,704
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	6.320%	521,259	519,955
Tempo Acquisition LLC(e),(f)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.561%	4,920,188	4,923,288
TIBCO Software, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 03/30/2029	9.180%	2,023,480	1,864,131
TTM Technologies, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	6.869%	894,782	891,426
UKG, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	8.575%	2,189,122	2,165,720
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	8.032%	2,940,356	2,889,282
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	10.032%	2,517,589	2,400,244
Ultra Clean Holdings, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.750% 08/27/2025	8.320%	2,784,004	2,784,004
Veritas US, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 09/01/2025	9.730%	2,415,328	1,633,366

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Floating Rate Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Verscend Holdings Corp.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 08/27/2025	8.570%	4,452,131	4,439,398
Virtusa Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	8.320%	1,488,636	1,471,428
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/15/2029	8.411%	3,452,350	3,413,512
Xperi Holding Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 06/08/2028	8.070%	3,051,873	2,993,368
Total			157,540,414
Transportation Services 0.7%
First Student Bidco, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	7.726%	2,129,931	2,008,355
1-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	8.680%	2,588,987	2,494,489
Tranche C Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	7.726%	794,158	748,827
1-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	8.680%	179,791	173,228
Total			5,424,899
Wireless 0.7%
Numericable US LLC(e),(f)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	7.575%	2,343,271	2,312,809
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SBA Senior Finance II LLC(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	6.320%	2,780,489	2,773,843
Total			5,086,652
Total Senior Loans (Cost $724,543,903)			688,864,678

Warrants 0.2%
Issuer	Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.2%
Windstream Corp.(a)	139,708	1,606,712
Entertainment 0.0%
Cineworld Group PLC(a)	239,433	8,118
Total Communication Services		1,614,830
Total Warrants (Cost $1,287,240)		1,614,830

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(k),(l)	27,389,923	27,378,967
Total Money Market Funds (Cost $27,381,089)		27,378,967
Total Investments in Securities (Cost: $805,029,714)		760,664,668
Other Assets & Liabilities, Net		14,913,679
Net Assets		775,578,347

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $33,902,167, which represents 4.37% of total net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	21

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	The stated interest rate represents the weighted average interest rate at January 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(f)	Variable rate security. The interest rate shown was the current rate as of January 31, 2023.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Represents a security in default.
(j)	At January 31, 2023, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth Group, Inc. Delayed Draw Term Loan 02/15/2029 3.500%	335,367
Hillman Group, Inc. (The) Delayed Draw Term Loan 07/14/2028 3.110%	388,186

(k)	The rate shown is the seven-day current annualized yield at January 31, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	35,402,772	146,995,311	(155,014,637)	(4,479)	27,378,967	5,019	447,254	27,389,923
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Floating Rate Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,035,703	—	0*	1,035,703
Consumer Discretionary	—	2,223	—	2,223
Energy	—	849,046	114,056	963,102
Financials	—	78,223	—	78,223
Industrials	—	455,580	—	455,580
Information Technology	—	—	2,221	2,221
Total Common Stocks	1,035,703	1,385,072	116,277	2,537,052
Convertible Bonds	—	981,438	—	981,438
Convertible Preferred Stocks
Information Technology	—	—	4,695	4,695
Total Convertible Preferred Stocks	—	—	4,695	4,695
Corporate Bonds & Notes	—	37,088,258	—	37,088,258
Exchange-Traded Fixed Income Funds	2,194,750	—	—	2,194,750
Senior Loans	—	675,798,697	13,065,981	688,864,678
Warrants
Communication Services	—	1,614,830	—	1,614,830
Total Warrants	—	1,614,830	—	1,614,830
Money Market Funds	27,378,967	—	—	27,378,967
Total Investments in Securities	30,609,420	716,868,295	13,186,953	760,664,668

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	23

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 07/31/2022 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2023 ($)
Common Stocks	156,345	-	162,676	(74,090)	-	(162,676)	34,022	-	116,277
Convertible Preferred Stocks	-	-	-	(46,439)	-	-	51,134	-	4,695
Senior Loans	15,031,508	46,995	(6,156)	479,920	-	(3,312,472)	9,283,313	(8,457,127)	13,065,981
Total	15,187,853	46,995	156,520	359,391	-	(3,475,148)	9,368,469	(8,457,127)	13,186,953
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2023 was $125,779, which is comprised of Common Stocks of $(74,090), Convertible Preferred Stocks of $(46,439) and Senior Loans of $246,308.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks, convertible preferred stocks and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Floating Rate Fund | Semiannual Report 2023

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $777,648,625)	$733,285,701
Affiliated issuers (cost $27,381,089)	27,378,967
Cash	10,211,572
Receivable for:
Investments sold	3,210,804
Investments sold on a delayed delivery basis	10,134,475
Capital shares sold	5,258,736
Dividends	94,190
Interest	3,855,734
Expense reimbursement due from Investment Manager	1,004
Prepaid expenses	9,419
Other assets	19,925
Total assets	793,460,527
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	9,559,057
Capital shares purchased	2,973,328
Distributions to shareholders	5,078,369
Management services fees	13,698
Distribution and/or service fees	2,402
Transfer agent fees	59,995
Compensation of board members	94,958
Compensation of chief compliance officer	87
Other expenses	100,286
Total liabilities	17,882,180
Net assets applicable to outstanding capital stock	$775,578,347
Represented by
Paid in capital	904,090,853
Total distributable earnings (loss)	(128,512,506)
Total - representing net assets applicable to outstanding capital stock	$775,578,347
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	25

Statement of Assets and Liabilities  (continued)
January 31, 2023 (Unaudited)
Class A
Net assets	$237,236,332
Shares outstanding	7,104,753
Net asset value per share	$33.39
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$34.42
Advisor Class
Net assets	$25,276,001
Shares outstanding	758,113
Net asset value per share	$33.34
Class C
Net assets	$27,961,285
Shares outstanding	837,249
Net asset value per share	$33.40
Institutional Class
Net assets	$348,843,119
Shares outstanding	10,461,461
Net asset value per share	$33.35
Institutional 2 Class
Net assets	$33,033,946
Shares outstanding	985,410
Net asset value per share	$33.52
Institutional 3 Class
Net assets	$101,862,507
Shares outstanding	3,051,987
Net asset value per share	$33.38
Class R
Net assets	$1,365,157
Shares outstanding	40,850
Net asset value per share	$33.42
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Floating Rate Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$70,041
Dividends — affiliated issuers	447,254
Interest	32,835,338
Interfund lending	1,904
Total income	33,354,537
Expenses:
Management services fees	2,851,074
Distribution and/or service fees
Class A	311,231
Class C	150,460
Class R	4,095
Transfer agent fees
Class A	111,439
Advisor Class	13,635
Class C	13,468
Institutional Class	182,832
Institutional 2 Class	11,797
Institutional 3 Class	4,426
Class R	733
Compensation of board members	18,011
Custodian fees	118,014
Printing and postage fees	32,210
Registration fees	77,181
Audit fees	20,419
Legal fees	11,870
Compensation of chief compliance officer	87
Other	11,556
Total expenses	3,944,538
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(142,746)
Fees waived by transfer agent
Institutional 2 Class	(952)
Institutional 3 Class	(3,055)
Total net expenses	3,797,785
Net investment income	29,556,752
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,838,367)
Investments — affiliated issuers	5,019
Foreign currency translations	7
Net realized loss	(12,833,341)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	14,751,898
Investments — affiliated issuers	(4,479)
Foreign currency translations	3,123
Net change in unrealized appreciation (depreciation)	14,750,542
Net realized and unrealized gain	1,917,201
Net increase in net assets resulting from operations	$31,473,953
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	27

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$29,556,752	$30,704,575
Net realized loss	(12,833,341)	(5,362,342)
Net change in unrealized appreciation (depreciation)	14,750,542	(56,259,596)
Net increase (decrease) in net assets resulting from operations	31,473,953	(30,917,363)
Distributions to shareholders
Net investment income and net realized gains
Class A	(8,288,590)	(7,177,290)
Advisor Class	(1,029,345)	(898,900)
Class C	(885,485)	(728,593)
Institutional Class	(13,917,586)	(11,619,932)
Institutional 2 Class	(1,370,083)	(2,814,601)
Institutional 3 Class	(4,283,960)	(5,595,976)
Class R	(53,143)	(37,944)
Total distributions to shareholders	(29,828,192)	(28,873,236)
Increase (decrease) in net assets from capital stock activity	(174,035,067)	257,726,848
Total increase (decrease) in net assets	(172,389,306)	197,936,249
Net assets at beginning of period	947,967,653	750,031,404
Net assets at end of period	$775,578,347	$947,967,653
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Floating Rate Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	724,424	24,043,544	3,132,965	108,901,968
Distributions reinvested	241,871	7,982,554	200,174	6,921,144
Redemptions	(1,372,446)	(45,399,201)	(1,841,680)	(63,550,710)
Net increase (decrease)	(406,151)	(13,373,103)	1,491,459	52,272,402
Advisor Class
Subscriptions	79,569	2,645,768	783,961	27,158,942
Distributions reinvested	31,205	1,028,197	26,097	898,803
Redemptions	(354,836)	(11,688,326)	(429,823)	(14,763,435)
Net increase (decrease)	(244,062)	(8,014,361)	380,235	13,294,310
Class C
Subscriptions	122,089	4,042,477	415,816	14,467,714
Distributions reinvested	24,093	795,231	17,992	622,461
Redemptions	(245,552)	(8,123,604)	(352,201)	(12,176,027)
Net increase (decrease)	(99,370)	(3,285,896)	81,607	2,914,148
Institutional Class
Subscriptions	1,918,700	63,503,060	11,790,540	408,766,910
Distributions reinvested	373,373	12,305,704	281,212	9,668,290
Redemptions	(5,367,621)	(177,478,819)	(5,617,405)	(192,021,963)
Net increase (decrease)	(3,075,548)	(101,670,055)	6,454,347	226,413,237
Institutional 2 Class
Subscriptions	136,248	4,514,630	1,391,028	49,059,007
Distributions reinvested	41,088	1,361,508	80,616	2,813,163
Redemptions	(740,500)	(24,516,121)	(2,621,346)	(90,824,940)
Net decrease	(563,164)	(18,639,983)	(1,149,702)	(38,952,770)
Institutional 3 Class
Subscriptions	197,931	6,561,715	1,957,384	68,522,188
Distributions reinvested	129,801	4,281,191	161,429	5,595,970
Redemptions	(1,203,710)	(39,707,054)	(2,135,974)	(72,638,690)
Net increase (decrease)	(875,978)	(28,864,148)	(17,161)	1,479,468
Class R
Subscriptions	7,774	255,688	34,709	1,171,125
Distributions reinvested	1,483	48,961	980	33,952
Redemptions	(14,928)	(492,170)	(26,414)	(899,024)
Net increase (decrease)	(5,671)	(187,521)	9,275	306,053
Total net increase (decrease)	(5,269,944)	(174,035,067)	7,250,060	257,726,848
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	29

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.27	1.11	0.14	1.25	(1.13)	(1.13)
Year Ended 7/31/2022	$35.28	1.15	(2.08)	(0.93)	(1.08)	(1.08)
Year Ended 7/31/2021	$33.22	1.12	1.98	3.10	(1.04)	(1.04)
Year Ended 7/31/2020	$35.88	1.48	(2.62)	(1.14)	(1.52)	(1.52)
Year Ended 7/31/2019	$36.61	1.68	(0.69)	0.99	(1.72)	(1.72)
Year Ended 7/31/2018	$36.24	1.40	0.29	1.69	(1.32)	(1.32)
Advisor Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.22	1.14	0.15	1.29	(1.17)	(1.17)
Year Ended 7/31/2022	$35.23	1.25	(2.09)	(0.84)	(1.17)	(1.17)
Year Ended 7/31/2021	$33.17	1.21	1.97	3.18	(1.12)	(1.12)
Year Ended 7/31/2020	$35.82	1.56	(2.61)	(1.05)	(1.60)	(1.60)
Year Ended 7/31/2019	$36.55	1.76	(0.69)	1.07	(1.80)	(1.80)
Year Ended 7/31/2018	$36.18	1.52	0.29	1.81	(1.44)	(1.44)
Class C(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.28	0.98	0.15	1.13	(1.01)	(1.01)
Year Ended 7/31/2022	$35.29	0.89	(2.08)	(1.19)	(0.82)	(0.82)
Year Ended 7/31/2021	$33.23	0.87	1.97	2.84	(0.78)	(0.78)
Year Ended 7/31/2020	$35.89	1.24	(2.62)	(1.38)	(1.28)	(1.28)
Year Ended 7/31/2019	$36.62	1.40	(0.69)	0.71	(1.44)	(1.44)
Year Ended 7/31/2018	$36.25	1.12	0.29	1.41	(1.04)	(1.04)
Institutional Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.22	1.14	0.16	1.30	(1.17)	(1.17)
Year Ended 7/31/2022	$35.23	1.26	(2.10)	(0.84)	(1.17)	(1.17)
Year Ended 7/31/2021	$33.18	1.21	1.96	3.17	(1.12)	(1.12)
Year Ended 7/31/2020	$35.83	1.56	(2.61)	(1.05)	(1.60)	(1.60)
Year Ended 7/31/2019	$36.56	1.76	(0.69)	1.07	(1.80)	(1.80)
Year Ended 7/31/2018	$36.20	1.48	0.32	1.80	(1.44)	(1.44)
Institutional 2 Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.40	1.14	0.16	1.30	(1.18)	(1.18)
Year Ended 7/31/2022	$35.42	1.22	(2.05)	(0.83)	(1.19)	(1.19)
Year Ended 7/31/2021	$33.35	1.22	1.99	3.21	(1.14)	(1.14)
Year Ended 7/31/2020	$36.01	1.52	(2.54)	(1.02)	(1.64)	(1.64)
Year Ended 7/31/2019	$36.74	1.76	(0.69)	1.07	(1.80)	(1.80)
Year Ended 7/31/2018	$36.38	1.56	0.24	1.80	(1.44)	(1.44)
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Floating Rate Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.39	3.85%	1.05%(d)	1.02%(d)	6.56%(d)	7%	$237,236
Year Ended 7/31/2022	$33.27	(2.70%)	1.04%	1.02%(e)	3.33%	35%	$249,880
Year Ended 7/31/2021	$35.28	9.35%	1.06%	1.02%(e)	3.24%	75%	$212,382
Year Ended 7/31/2020	$33.22	(3.11%)	1.05%	1.02%(e)	4.32%	37%	$204,715
Year Ended 7/31/2019	$35.88	2.79%	1.02%	1.02%	4.68%	32%	$323,191
Year Ended 7/31/2018	$36.61	4.75%	1.04%	1.03%(e)	3.85%	67%	$386,052
Advisor Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.34	3.98%	0.80%(d)	0.77%(d)	6.73%(d)	7%	$25,276
Year Ended 7/31/2022	$33.22	(2.48%)	0.79%	0.77%(e)	3.63%	35%	$33,290
Year Ended 7/31/2021	$35.23	9.73%	0.81%	0.77%(e)	3.48%	75%	$21,910
Year Ended 7/31/2020	$33.17	(2.99%)	0.80%	0.77%(e)	4.56%	37%	$19,905
Year Ended 7/31/2019	$35.82	3.05%	0.77%	0.77%	4.95%	32%	$29,255
Year Ended 7/31/2018	$36.55	5.01%	0.80%	0.78%(e)	4.14%	67%	$35,048
Class C(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.40	3.45%	1.80%(d)	1.77%(d)	5.79%(d)	7%	$27,961
Year Ended 7/31/2022	$33.28	(3.43%)	1.79%	1.77%(e)	2.56%	35%	$31,167
Year Ended 7/31/2021	$35.29	8.56%	1.81%	1.77%(e)	2.52%	75%	$30,173
Year Ended 7/31/2020	$33.23	(3.83%)	1.80%	1.77%(e)	3.56%	37%	$48,167
Year Ended 7/31/2019	$35.89	2.02%	1.77%	1.77%	3.93%	32%	$75,406
Year Ended 7/31/2018	$36.62	3.96%	1.79%	1.78%(e)	3.09%	67%	$89,274
Institutional Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.35	4.01%	0.80%(d)	0.77%(d)	6.75%(d)	7%	$348,843
Year Ended 7/31/2022	$33.22	(2.47%)	0.79%	0.77%(e)	3.66%	35%	$449,743
Year Ended 7/31/2021	$35.23	9.73%	0.81%	0.77%(e)	3.49%	75%	$249,552
Year Ended 7/31/2020	$33.18	(2.99%)	0.80%	0.77%(e)	4.59%	37%	$213,695
Year Ended 7/31/2019	$35.83	3.05%	0.77%	0.77%	4.93%	32%	$446,512
Year Ended 7/31/2018	$36.56	5.01%	0.79%	0.78%(e)	4.09%	67%	$534,756
Institutional 2 Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.52	3.99%	0.76%(d)	0.73%(d)	6.69%(d)	7%	$33,034
Year Ended 7/31/2022	$33.40	(2.44%)	0.75%	0.73%	3.50%	35%	$51,720
Year Ended 7/31/2021	$35.42	9.70%	0.77%	0.73%	3.51%	75%	$95,567
Year Ended 7/31/2020	$33.35	(2.80%)	0.77%	0.73%	4.51%	37%	$68,780
Year Ended 7/31/2019	$36.01	2.98%	0.74%	0.74%	4.91%	32%	$56,376
Year Ended 7/31/2018	$36.74	5.16%	0.76%	0.74%	4.23%	67%	$103,392
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	31

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.25	1.16	0.16	1.32	(1.19)	(1.19)
Year Ended 7/31/2022	$35.27	1.25	(2.07)	(0.82)	(1.20)	(1.20)
Year Ended 7/31/2021	$33.21	1.23	1.99	3.22	(1.16)	(1.16)
Year Ended 7/31/2020	$35.87	1.60	(2.62)	(1.02)	(1.64)	(1.64)
Year Ended 7/31/2019	$36.60	1.80	(0.69)	1.11	(1.84)	(1.84)
Year Ended 7/31/2018	$36.23	1.52	0.29	1.81	(1.44)	(1.44)
Class R(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.30	1.07	0.14	1.21	(1.09)	(1.09)
Year Ended 7/31/2022	$35.31	1.07	(2.08)	(1.01)	(1.00)	(1.00)
Year Ended 7/31/2021	$33.25	1.04	1.97	3.01	(0.95)	(0.95)
Year Ended 7/31/2020	$35.91	1.40	(2.62)	(1.22)	(1.44)	(1.44)
Year Ended 7/31/2019	$36.64	1.60	(0.73)	0.87	(1.60)	(1.60)
Year Ended 7/31/2018	$36.27	1.28	0.33	1.61	(1.24)	(1.24)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Floating Rate Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.38	4.05%	0.72%(d)	0.68%(d)	6.84%(d)	7%	$101,863
Year Ended 7/31/2022	$33.25	(2.41%)	0.70%	0.68%	3.60%	35%	$130,619
Year Ended 7/31/2021	$35.27	9.82%	0.72%	0.68%	3.55%	75%	$139,132
Year Ended 7/31/2020	$33.21	(2.90%)	0.71%	0.69%	4.66%	37%	$75,271
Year Ended 7/31/2019	$35.87	3.13%	0.69%	0.69%	5.02%	32%	$106,005
Year Ended 7/31/2018	$36.60	5.10%	0.70%	0.69%	4.18%	67%	$107,695
Class R(c)
Six Months Ended 1/31/2023 (Unaudited)	$33.42	3.71%	1.30%(d)	1.27%(d)	6.32%(d)	7%	$1,365
Year Ended 7/31/2022	$33.30	(2.95%)	1.29%	1.27%(e)	3.09%	35%	$1,549
Year Ended 7/31/2021	$35.31	9.16%	1.31%	1.27%(e)	2.99%	75%	$1,315
Year Ended 7/31/2020	$33.25	(3.46%)	1.30%	1.27%(e)	4.06%	37%	$1,572
Year Ended 7/31/2019	$35.91	2.54%	1.27%	1.27%	4.42%	32%	$2,439
Year Ended 7/31/2018	$36.64	4.48%	1.29%	1.28%(e)	3.53%	67%	$2,844
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2023	33

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for
34	Columbia Floating Rate Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
Columbia Floating Rate Fund | Semiannual Report 2023	35

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
36	Columbia Floating Rate Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.64% of the Fund’s average daily net assets.
Columbia Floating Rate Fund | Semiannual Report 2023	37

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to December 1, 2022, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.09
38	Columbia Floating Rate Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $946,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2022, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00(a)	89,759
Class C	—	1.00(b)	1,411

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2022 through November 30, 2023	Prior to December 1, 2022
Class A	1.01%	1.02%
Advisor Class	0.76	0.77
Class C	1.76	1.77
Institutional Class	0.76	0.77
Institutional 2 Class	0.72	0.73
Institutional 3 Class	0.68	0.68
Class R	1.26	1.27
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Columbia Floating Rate Fund | Semiannual Report 2023	39

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to December 1, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
805,030,000	3,143,000	(47,508,000)	(44,365,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(10,369,619)	(63,074,292)	(73,443,911)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $58,320,667 and $238,853,651, respectively, for the six months ended January 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
40	Columbia Floating Rate Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,854,545	3.71	11
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Floating rate loan risk
Floating rate loans are generally subject to legal or contractual restrictions on resale, may trade infrequently on the secondary market, may trade only in the over-the-counter market and are typically subject to extended settlement periods. Each of these factors may result in increased liquidity risk and impaired value when the Fund needs to liquidate such loans. Additionally, portfolio managers may avoid the receipt of material, non-public information (Confidential Information) about the issuers of
Columbia Floating Rate Fund | Semiannual Report 2023	41

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. A decision not to receive Confidential Information may disadvantage the Fund and could adversely affect the Fund’s performance. Certain floating rate and other loans may not be fully collateralized and may decline in value. Because rates on certain floating rate loans reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can cause fluctuations in the Fund’s NAV.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise, though the values of floating rate instruments tend to move less in response to changes in interest rates than the values of fixed rate instruments. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not keep pace with increases in interest rates. Because rates on certain floating rate loans and floating rate debt instruments reset only periodically, changes in interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s NAV. Because the Fund invests primarily in floating rate loans and floating rate debt securities, a decrease in interest rates will typically reduce the amount of income the Fund receives from such loans. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. A subset of non-U.S. dollar LIBOR settings is continuing to be published on a “synthetic” basis and it is possible that a subset of U.S. dollar LIBOR settings will also be published after June 30, 2023 on a “synthetic” basis. Any such publications are, or would be considered, non-representative of the underlying market. Markets are slowly developing in response to the elimination of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become more settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR), which the U.S. Federal Reserve is promoting as the alternative reference rate to U.S. dollar LIBOR.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to
42	Columbia Floating Rate Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2023, affiliated shareholders of record owned 47.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Floating Rate Fund | Semiannual Report 2023	43

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
44	Columbia Floating Rate Fund | Semiannual Report 2023

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Columbia Floating Rate Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR149_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Global Opportunities Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Global Opportunities Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Global Opportunities Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.
Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since August 2022
Effective February 28, 2023, Anwiti Bahuguna no longer serves as a Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	01/23/85	0.66	-13.25	0.68	3.79
	Including sales charges		-5.16	-18.24	-0.50	3.17
Advisor Class		11/08/12	0.73	-13.05	0.94	4.02
Class C	Excluding sales charges	06/26/00	0.28	-13.87	-0.07	3.02
	Including sales charges		-0.66	-14.67	-0.07	3.02
Institutional Class		09/27/10	0.81	-13.02	0.94	4.05
Institutional 2 Class		11/08/12	0.81	-12.94	0.98	4.12
Institutional 3 Class*		03/01/17	0.81	-12.93	1.02	3.99
Class R		12/11/06	0.51	-13.43	0.43	3.52
Blended Benchmark			0.70	-9.45	2.30	4.23
MSCI ACWI All Cap Index (Net)			2.77	-7.62	5.32	8.20
Bloomberg Global Aggregate Index			-1.61	-11.69	-1.25	-0.03
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 50% MSCI ACWI All Cap Index (Net) and 50% Bloomberg Global Aggregate Index.
The MSCI ACWI All Cap Index (Net) captures large-, mid-, small- and micro-cap representation across 23 developed markets countries and large-, mid- and small-cap representation across 24 emerging markets countries.
The Bloomberg Global Aggregate Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI All Cap Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Global Opportunities Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at January 31, 2023)
Communication Services	7.5
Consumer Discretionary	12.6
Consumer Staples	8.2
Energy	6.1
Financials	14.3
Health Care	13.2
Industrials	10.8
Information Technology	20.2
Materials	2.5
Real Estate	2.2
Utilities	2.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at January 31, 2023)
Argentina	0.2
Australia	0.8
Austria	0.9
Belgium	0.6
Brazil	1.0
Canada	1.3
China	5.5
Denmark	0.3
Finland	0.3
France	1.1
Germany	0.4
Hong Kong	0.3
India	1.5
Indonesia	0.9
Ireland	0.3
Israel	0.5
Italy	0.1
Japan	4.4
Jersey	0.1
Kazakhstan	0.0(a)
Malaysia	0.0(a)
Mexico	0.5
Netherlands	2.6
Norway	0.2
Philippines	0.1
Poland	0.1
Puerto Rico	0.2
Russian Federation	0.0(a)
Singapore	0.4
South Africa	0.3
South Korea	1.9
Spain	0.5
Sweden	0.2
Switzerland	1.1
Taiwan	1.6
Thailand	0.1
United Kingdom	2.7
United States(b)	67.0
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At January 31, 2023, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Global Opportunities Fund | Semiannual Report 2023

Fund at a Glance   (continued)
(Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at January 31, 2023)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	88.2	—	88.2
Equity Derivative Contracts	0.1	(17.6)	(17.5)
Foreign Currency Derivative Contracts	47.2	(17.9)	29.3
Total Notional Market Value of Derivative Contracts	135.5	(35.5)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.
Columbia Global Opportunities Fund | Semiannual Report 2023	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,006.60	1,019.42	6.08	6.12	1.19
Advisor Class	1,000.00	1,000.00	1,007.30	1,020.74	4.76	4.79	0.93
Class C	1,000.00	1,000.00	1,002.80	1,015.59	9.90	9.96	1.94
Institutional Class	1,000.00	1,000.00	1,008.10	1,020.69	4.81	4.84	0.94
Institutional 2 Class	1,000.00	1,000.00	1,008.10	1,020.94	4.55	4.58	0.89
Institutional 3 Class	1,000.00	1,000.00	1,008.10	1,021.15	4.35	4.38	0.85
Class R	1,000.00	1,000.00	1,005.10	1,018.14	7.36	7.40	1.44
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
6	Columbia Global Opportunities Fund | Semiannual Report 2023

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 65.7%
Issuer	Shares	Value ($)
Argentina 0.2%
Globant SA(a)	1,422	230,620
MercadoLibre, Inc.(a)	552	652,293
Total		882,913
Australia 0.8%
Ansell Ltd.	28,408	567,750
Northern Star Resources Ltd.	140,299	1,250,138
Paladin Energy Ltd.(a)	598,920	365,238
Santos Ltd.	199,616	1,019,015
Total		3,202,141
Austria 0.1%
Kontron AG	19,185	389,855
Brazil 1.0%
Afya Ltd., Class A(a)	11,220	171,442
B3 SA - Brasil Bolsa Balcao	191,229	488,592
Banco BTG Pactual SA	53,160	226,199
Banco do Brasil SA	15,680	126,118
Itaú Unibanco Holding SA, ADR	108,376	539,712
JBS SA	67,238	266,764
Localiza Rent a Car SA	57,093	666,046
Petro Rio SA(a)	77,307	642,207
Sendas Distribuidora SA	116,655	449,955
WEG SA	15,325	115,716
XP, Inc., Class A(a)	7,411	132,064
Total		3,824,815
Canada 1.3%
Alimentation Couche-Tard, Inc.	25,854	1,180,631
Cameco Corp.(b)	37,230	1,042,812
Gildan Activewear, Inc.	8,959	280,686
Pan American Silver Corp.	12,497	227,820
Parex Resources, Inc.	20,935	356,377
Ritchie Bros. Auctioneers, Inc.	7,755	468,945
Vermilion Energy, Inc.	10,431	160,012
West Fraser Timber Co., Ltd.	3,788	329,363
Whitecap Resources, Inc.	115,779	965,006
Total		5,011,652
Common Stocks (continued)
Issuer	Shares	Value ($)
China 3.5%
Alibaba Group Holding Ltd.(a)	27,500	378,088
Bafang Electric Suzhou Co., Ltd., Class A	10,275	181,721
Beijing Kingsoft Office Software, Inc., Class A	4,022	167,901
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	37,500	206,633
China Tourism Group Duty Free Corp., Ltd., Class A	19,600	620,609
Contemporary Amperex Technology Co., Ltd., Class A	3,600	249,716
Full Truck Alliance Co., Ltd., ADR(a)	31,922	256,972
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	102,600	495,736
JD.com, Inc., ADR	16,227	965,993
JD.com, Inc., Class A	12,373	367,396
Kingdee International Software Group Co., Ltd.(a)	93,885	204,905
Kuaishou Technology(a)	24,900	219,090
Kweichow Moutai Co., Ltd., Class A	1,100	301,587
Li Ning Co., Ltd.	104,000	1,028,109
Meituan, Class B(a)	55,850	1,248,576
Midea Group Co., Ltd., Class A	55,600	456,287
NetEase, Inc.	47,305	839,291
Pinduoduo, Inc., ADR(a)	7,233	708,689
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	11,900	588,339
Shenzhou International Group Holdings Ltd.	17,900	225,426
Silergy Corp.	8,000	162,796
Songcheng Performance Development Co., Ltd., Class A	192,100	414,683
Tencent Holdings Ltd.	52,000	2,533,904
WuXi Biologics Cayman, Inc.(a)	23,500	196,235
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	38,100	144,904
Total		13,163,586
Denmark 0.3%
Novo Nordisk A/S, Class B	7,716	1,067,816
Finland 0.3%
UPM-Kymmene OYJ	31,729	1,150,057
France 0.9%
DBV Technologies SA, ADR(a)	10,825	14,289
Eiffage SA	12,406	1,325,092
Sanofi	10,076	986,687
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TotalEnergies SE	13,017	804,721
Worldline SA(a)	6,739	305,721
Total		3,436,510
Germany 0.5%
Duerr AG	12,178	464,638
E.ON SE	79,528	867,086
KION Group AG	9,313	375,002
Total		1,706,726
Hong Kong 0.3%
AIA Group Ltd.	39,400	445,522
Hong Kong Exchanges and Clearing Ltd.	3,600	161,919
Techtronic Industries Co., Ltd.	11,000	141,810
WH Group Ltd.	495,546	305,189
Total		1,054,440
India 1.5%
Apollo Hospitals Enterprise Ltd.	10,093	526,702
AU Small Finance Bank Ltd.	33,839	257,261
Balkrishna Industries Ltd.	13,697	372,893
Cholamandalam Investment and Finance Co., Ltd.	51,330	444,895
Eicher Motors Ltd.	8,238	329,324
HDFC Bank Ltd., ADR	19,697	1,326,790
ICICI Bank Ltd., ADR	53,159	1,107,302
Larsen & Toubro Ltd.	23,111	601,635
Mahindra & Mahindra Ltd.	17,015	287,614
Reliance Industries Ltd.	19,563	564,342
Total		5,818,758
Indonesia 0.7%
PT Astra International Tbk	963,300	387,008
PT Bank BTPN Syariah Tbk	1,433,200	245,092
PT Bank Central Asia Tbk	1,749,700	992,971
PT Bank Rakyat Indonesia Persero Tbk	3,364,842	1,031,889
Total		2,656,960
Ireland 0.3%
Amarin Corp. PLC, ADR(a)	7,847	14,595
Flutter Entertainment PLC(a)	8,242	1,280,255
Total		1,294,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Israel 0.5%
Bank Hapoalim BM	85,287	767,631
Check Point Software Technologies Ltd.(a)	10,023	1,274,925
Total		2,042,556
Japan 3.3%
Amano Corp.	22,400	409,830
BayCurrent Consulting, Inc.	25,700	1,092,496
COMSYS Holdings Corp.	12,800	244,127
Denso Corp.	10,900	588,662
Invincible Investment Corp.	1,366	582,560
ITOCHU Corp.	41,100	1,328,427
JustSystems Corp.	7,200	179,314
Kinden Corp.	22,700	260,177
MatsukiyoCocokara & Co.	23,700	1,182,260
Meitec Corp.	13,100	246,433
Mitsubishi UFJ Financial Group, Inc.	139,000	1,018,159
Nihon M&A Center Holdings, Inc.	43,600	445,741
Nippon Telegraph & Telephone Corp.	11,400	341,835
ORIX Corp.	50,600	889,699
Round One Corp.	157,200	579,219
Ship Healthcare Holdings, Inc.	37,900	735,913
Takeda Pharmaceutical Co., Ltd.	48,951	1,538,892
Takuma Co., Ltd.	24,300	240,706
Uchida Yoko Co., Ltd.	7,200	261,596
USS Co., Ltd.	22,200	365,149
ValueCommerce Co., Ltd.	9,800	134,459
Total		12,665,654
Jersey 0.1%
Clarivate PLC(a)	17,527	194,900
Kazakhstan 0.1%
Kaspi.KZ JSC, GDR(c),(d),(e)	2,558	188,042
Malaysia 0.0%
Public Bank Bhd	128,700	128,110
Mexico 0.4%
Grupo Aeroportuario del Pacifico SAB de CV	12,410	213,745
Grupo Financiero Banorte SAB de CV, Class O	80,672	668,322
Wal-Mart de Mexico SAB de CV, Class V	112,527	439,519
Total		1,321,586

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 1.8%
ABN AMRO Bank NV	47,920	795,355
Adyen NV(a)	245	370,417
ASR Nederland NV	15,330	725,592
Core Laboratories NV	5,004	128,102
ING Groep NV	70,251	1,017,253
Koninklijke Ahold Delhaize NV	40,222	1,200,505
Prosus NV(a)	12,676	1,023,527
Shell PLC	53,290	1,564,477
Total		6,825,228
Norway 0.2%
SalMar ASA	10,406	483,876
Yara International ASA	10,111	449,245
Total		933,121
Philippines 0.1%
Ayala Land, Inc.	704,100	379,765
Poland 0.1%
Dino Polska SA(a)	3,322	300,956
Puerto Rico 0.2%
Popular, Inc.	10,281	705,688
Russian Federation —%
Detsky Mir PJSC(a),(d),(e),(f)	290,936	—
Fix Price Group PLC, GDR(a),(c),(d),(e),(f)	95,918	0
Lukoil PJSC(d),(e),(f)	2,750	—
Ozon Holdings PLC, ADR(a),(d),(e),(f)	12,674	0
TCS Group Holding PLC, GDR(a),(d),(e),(f)	4,834	—
Yandex NV, Class A(a),(d),(e),(f)	12,272	0
Total		0
Singapore 0.5%
BW LPG Ltd.	19,970	165,277
DBS Group Holdings Ltd.	19,600	536,575
Venture Corp., Ltd.	74,700	1,054,866
Total		1,756,718
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 0.3%
Absa Group Ltd.	31,493	361,928
Capitec Bank Holdings Ltd.	2,924	302,009
Impala Platinum Holdings Ltd.	26,182	303,602
Shoprite Holdings Ltd.	19,651	272,032
Total		1,239,571
South Korea 1.6%
Coupang, Inc.(a)	17,030	287,637
Hana Financial Group, Inc.	13,326	529,405
Hyundai Home Shopping Network Corp.(a)	5,002	227,799
Samsung Biologics Co., Ltd.(a)	310	200,161
Samsung Electro-Mechanics Co., Ltd.	2,836	331,225
Samsung Electronics Co., Ltd.	58,730	2,925,356
Samsung SDI Co., Ltd.	913	511,647
SK Hynix, Inc.	7,167	518,489
Youngone Corp.(a)	15,176	539,705
Total		6,071,424
Spain 0.1%
ACS Actividades de Construccion y Servicios SA	6,954	205,795
Sweden 0.2%
Amasten Fastighets AB(a),(d),(e)	27,379	51,184
Samhallsbyggnadsbolaget i Norden AB	273,791	500,187
Stillfront Group AB(a)	88,869	155,104
Total		706,475
Switzerland 1.1%
Landis+Gyr Group AG(a)	8,080	595,267
Nestlé SA, Registered Shares	5,759	702,650
Novartis AG, Registered Shares	4,882	441,377
Roche Holding AG, Genusschein Shares	2,937	916,845
UBS AG	69,108	1,475,137
Total		4,131,276
Taiwan 1.6%
Delta Electronics	21,000	203,647
Fubon Financial Holding Co., Ltd.	521,840	1,051,030
Parade Technologies Ltd.	32,000	989,558
Taiwan Semiconductor Manufacturing Co., Ltd.	180,530	3,185,776
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,889	267,897
Tripod Technology Corp.	66,000	218,345

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unimicron Technology Corp.	57,684	265,577
Total		6,181,830
Thailand 0.1%
Kasikornbank PCL, Foreign Registered Shares	82,500	363,862
Muangthai Capital PCL, Foreign Registered Shares	149,500	171,149
Total		535,011
United Kingdom 2.5%
AstraZeneca PLC, ADR	32,818	2,145,313
British American Tobacco PLC	38,704	1,483,672
Crest Nicholson Holdings PLC	59,825	180,019
DCC PLC	13,896	791,488
Intermediate Capital Group PLC	17,894	307,910
JD Sports Fashion PLC	466,639	940,568
John Wood Group PLC(a)	68,189	119,542
Just Group PLC	236,417	239,148
Liberty Global PLC, Class C(a)	50,756	1,134,396
TP Icap Group PLC	377,558	822,024
Vodafone Group PLC	1,142,714	1,318,480
Total		9,482,560
United States 39.2%
AbbVie, Inc.	15,503	2,290,568
ACADIA Pharmaceuticals, Inc.(a)	10,214	194,372
Acushnet Holdings Corp.	6,005	281,935
Adobe, Inc.(a)	5,763	2,134,269
Allogene Therapeutics, Inc.(a)	14,410	111,245
Alphabet, Inc., Class C(a)	53,353	5,328,364
Amazon.com, Inc.(a)	47,002	4,847,316
Ameren Corp.	23,118	2,008,261
American Electric Power Co., Inc.	22,698	2,132,704
American Homes 4 Rent, Class A	27,656	948,324
Apple, Inc.	41,758	6,025,262
Applied Industrial Technologies, Inc.	4,558	652,751
Aris Water Solution, Inc.	19,437	301,079
Ascent Resources, Class B(a),(d),(e),(f)	195,286	43,744
AT&T, Inc.	94,834	1,931,769
Avista Corp.	25,097	1,001,370
Axalta Coating Systems Ltd.(a)	9,517	286,462
Bank of America Corp.	72,674	2,578,474
Common Stocks (continued)
Issuer	Shares	Value ($)
Beacon Roofing Supply, Inc.(a)	5,028	285,993
BioMarin Pharmaceutical, Inc.(a)	8,877	1,023,962
Boston Scientific Corp.(a)	36,619	1,693,629
Bright Horizons Family Solutions, Inc.(a)	3,302	253,528
Brixmor Property Group, Inc.	26,876	632,392
Broadcom, Inc.	4,327	2,531,338
Burford Capital Ltd.	56,738	518,018
Cable One, Inc.	700	552,916
Carriage Services, Inc.	28,192	913,985
Casella Waste Systems, Inc., Class A(a)	1,888	151,267
Cigna Corp.	4,874	1,543,450
Cintas Corp.	3,454	1,532,678
Cirrus Logic, Inc.(a)	7,744	699,980
Cisco Systems, Inc.	44,432	2,162,505
Coca-Cola Co. (The)	32,420	1,987,994
Comcast Corp., Class A	54,221	2,133,596
CONMED Corp.	12,516	1,198,532
ConocoPhillips Co.	18,629	2,270,316
Darling Ingredients, Inc.(a)	6,136	406,755
Discover Financial Services	15,266	1,782,000
Diversified Energy Co. PLC	232,161	317,567
Domo, Inc., Class B(a)	17,677	274,170
Doximity, Inc., Class A(a)	4,649	163,970
Electronic Arts, Inc.	12,714	1,636,038
Elevance Health, Inc.	3,342	1,670,967
Eli Lilly & Co.	6,300	2,168,145
Empire State Realty Trust, Inc., Class A	53,374	445,139
Envestnet, Inc.(a)	4,946	321,490
Essent Group Ltd.	12,236	538,751
Exact Sciences Corp.(a)	6,089	411,129
Exxon Mobil Corp.	28,834	3,345,032
FTI Consulting, Inc.(a)	3,401	542,528
Hanover Insurance Group, Inc. (The)	3,417	459,860
Herc Holdings Inc	1,459	226,612
Hershey Co. (The)	7,910	1,776,586
Hilton Worldwide Holdings, Inc.	12,201	1,770,243
Home Depot, Inc. (The)	7,904	2,562,240
Hostess Brands, Inc.(a)	10,929	252,788
Houlihan Lokey, Inc., Class A	5,944	588,872

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IAA, Inc.(a)	3,828	159,742
ICF International, Inc.	4,365	446,059
Insmed, Inc.(a)	13,343	287,275
Installed Building Products, Inc.	3,311	364,508
Intuitive Surgical, Inc.(a)	6,816	1,674,623
Invitation Homes, Inc.	9,586	311,545
Jazz Pharmaceuticals PLC(a)	5,701	893,119
Kontoor Brands, Inc.	17,732	846,880
Lam Research Corp.	2,919	1,459,792
Lamb Weston Holdings, Inc.	3,334	333,033
Las Vegas Sands Corp.(a)	27,244	1,607,396
Latham Group, Inc.(a)	74,391	327,320
Livent Corp.(a)	36,156	937,164
LivePerson, Inc.(a)	19,453	250,555
Lyft, Inc., Class A(a)	9,620	156,325
Madison Square Garden Entertainment Corp.(a)	8,697	454,766
MasTec, Inc.(a)	15,544	1,526,887
MasterCard, Inc., Class A	6,937	2,570,852
Matthews International Corp., Class A	17,935	664,312
Merck & Co., Inc.	22,043	2,367,639
MetLife, Inc.	27,240	1,989,065
Microsoft Corp.	31,659	7,845,417
Mirati Therapeutics, Inc.(a)	2,752	146,984
Moelis & Co., ADR, Class A	21,284	995,027
Morgan Stanley	22,870	2,225,937
nCino, Inc.(a)	14,848	424,653
Newpark Resources, Inc.(a)	143,347	650,795
Nkarta, Inc.(a)	14,078	75,036
NOV, Inc.	28,898	706,267
Nutanix, Inc., Class A(a)	10,069	280,623
NVIDIA Corp.	11,554	2,257,305
Palo Alto Networks, Inc.(a)	8,334	1,322,106
Parker-Hannifin Corp.	5,000	1,630,000
Patterson Companies, Inc.	24,068	726,613
Primo Water Corp.	62,932	984,886
Procter & Gamble Co. (The)	20,647	2,939,720
Prologis, Inc.	13,611	1,759,630
QUALCOMM, Inc.	12,878	1,715,478
Qualys, Inc.(a)	2,382	274,788
Common Stocks (continued)
Issuer	Shares	Value ($)
Quanex Building Products Corp.	31,663	819,755
Quanterix Corp.(a)	22,293	315,000
Quotient Ltd.(a)	810	60
Ranpak Holdings Corp.(a)	47,126	360,985
Rapid7, Inc.(a)	3,349	133,525
Raytheon Technologies Corp.	18,418	1,839,037
Regis Corp.(a)	101,955	167,206
Republic Services, Inc.	11,670	1,456,649
Revolution Medicines, Inc.(a)	10,717	286,573
Rogers Corp.(a)	1,569	219,017
S&P Global, Inc.	4,534	1,699,978
Sage Therapeutics, Inc.(a)	8,251	365,849
Sandy Spring Bancorp, Inc.	16,147	545,769
Schnitzer Steel Industries, Inc., Class A	18,809	636,497
Sharecare, Inc.(a)	169,987	431,767
Shift4 Payments, Inc., Class A(a)	6,298	403,324
Stanley Black & Decker, Inc.	2,829	252,658
TE Connectivity Ltd.	12,126	1,541,821
Teradata Corp.(a)	14,294	498,575
Tesla, Inc.(a)	5,315	920,664
Toast, Inc., Class A(a)	3,971	88,593
Trane Technologies PLC	8,937	1,600,795
Union Pacific Corp.	8,878	1,812,799
Utz Brands, Inc.	19,680	327,869
Vertex Pharmaceuticals, Inc.(a)	3,514	1,135,373
Virtu Financial, Inc. Class A	26,350	508,819
Voya Financial, Inc.	8,966	625,558
Walmart, Inc.	16,735	2,407,664
WillScot Mobile Mini Holdings Corp.(a)	18,307	887,157
Wingstop, Inc.	2,962	469,388
Xponential Fitness, Inc., Class A(a)	35,834	984,718
Zoetis, Inc.	12,043	1,992,996
Total		149,171,790
Total Common Stocks (Cost $229,025,118)		249,829,135

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Exchange-Traded Equity Funds 2.0%
	Shares	Value ($)
United States 2.0%
iShares MSCI Canada ETF	156,328	5,601,232
Xtrackers Harvest CSI 300 China A-Shares ETF	69,345	2,164,258
Total		7,765,490
Total Exchange-Traded Equity Funds (Cost $6,034,161)		7,765,490

Foreign Government Obligations(g),(h) 7.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.9%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	1,787,000	1,817,071
05/23/2034	2.400%	EUR	400,000	414,002
Republic of Austria Government Bond(c),(i)
02/20/2030	0.000%	EUR	1,193,000	1,071,165
Total				3,302,238
Belgium 0.6%
Kingdom of Belgium Government Bond(c)
06/22/2031	1.000%	EUR	550,000	520,942
03/28/2035	5.000%	EUR	1,355,000	1,769,657
Total				2,290,599
China 2.1%
China Development Bank
06/18/2030	3.090%	CNY	17,000,000	2,525,500
07/18/2032	2.960%	CNY	2,300,000	337,316
China Government Bond
11/21/2029	3.130%	CNY	30,220,000	4,571,812
05/21/2030	2.680%	CNY	5,000,000	730,732
Total				8,165,360
France 0.2%
French Republic Government Bond OAT(c)
05/25/2045	3.250%	EUR	644,000	722,826
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	825,466
Japan 1.1%
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	64,000,000	424,388
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	363,100,000	2,389,756
06/20/2048	0.700%	JPY	161,650,000	1,023,338
09/20/2048	0.900%	JPY	78,600,000	521,469
Total				4,358,951
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.2%
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	628,058
Netherlands 0.9%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	2,540,000	2,580,018
Netherlands Government Bond(c),(i)
07/15/2031	0.000%	EUR	1,035,000	913,256
Total				3,493,274
South Korea 0.3%
Korea Treasury Bond
06/10/2029	1.875%	KRW	1,709,000,000	1,272,991
Spain 0.5%
Spain Government Bond(c)
04/30/2030	0.500%	EUR	736,000	670,807
07/30/2035	1.850%	EUR	606,000	553,530
07/30/2041	4.700%	EUR	472,000	590,593
Total				1,814,930
United Kingdom 0.2%
United Kingdom Gilt(c)
01/22/2044	3.250%	GBP	612,297	694,939
Total Foreign Government Obligations (Cost $32,281,748)				27,569,632

Inflation-Indexed Bonds(g) 1.2%

Italy 0.1%
Italy Buoni Poliennali Del Tesoro(c)
09/15/2035	2.350%	EUR	252,021	282,169
United Kingdom 0.1%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2052	0.250%	GBP	244,245	296,069
United States 1.0%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		2,106,696	2,016,444
01/15/2028	0.500%		1,995,072	1,909,733
Total				3,926,177
Total Inflation-Indexed Bonds (Cost $4,793,838)				4,504,415

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 5.5%
Government National Mortgage Association TBA(j)
02/21/2053	3.500%	3,700,000	3,498,157
02/21/2053	4.000%	2,280,000	2,213,381
Uniform Mortgage-Backed Security TBA(j)
02/16/2038	2.500%	2,000,000	1,867,559
02/16/2038 - 02/13/2053	3.000%	3,725,000	3,485,084
02/13/2053	3.500%	1,950,000	1,828,617
02/13/2053	4.000%	1,775,000	1,713,984
02/13/2053	4.500%	1,500,000	1,481,250
02/13/2053	5.000%	4,800,000	4,817,625
Total			20,905,657
Total Residential Mortgage-Backed Securities - Agency (Cost $20,674,424)			20,905,657

Rights 0.0%
Issuer	Shares	Value ($)
Brazil 0.0%
Localiza Rent a Car SA(a)	249	832
Total Rights (Cost $—)		832
Options Purchased Calls 0.0%
Value ($)
(Cost $19,515)	5,904

Money Market Funds 21.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(k),(l)	80,205,373	80,173,291
Total Money Market Funds (Cost $80,184,079)		80,173,291
Total Investments in Securities (Cost $373,012,883)		390,754,356
Other Assets & Liabilities, Net		(10,282,809)
Net Assets		$380,471,547

At January 31, 2023, securities and/or cash totaling $7,560,384 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,317,000 CHF	10,049,657 USD	Citi	02/08/2023	—	(133,450)
3,500,000 EUR	3,823,142 USD	Citi	02/08/2023	16,738	—
170,000 EUR	183,609 USD	Citi	02/08/2023	—	(1,274)
6,395,956,000 IDR	409,525 USD	Citi	02/08/2023	—	(17,041)
213,626,000 KRW	163,104 USD	Citi	02/08/2023	—	(10,315)
573,835 USD	532,000 CHF	Citi	02/08/2023	7,620	—
131,002 USD	3,000,000 CZK	Citi	02/08/2023	6,119	—
23,563,921 USD	22,115,572 EUR	Citi	02/08/2023	487,737	—
160,605 USD	555,000 ILS	Citi	02/08/2023	213	—
177,780 USD	790,000 PLN	Citi	02/08/2023	4,521	—
5,247,776 USD	53,778,000 SEK	Citi	02/08/2023	—	(103,683)
5,318,000 NOK	538,941 USD	Goldman Sachs International	02/08/2023	6,024	—
324,147 USD	1,435,000 MYR	Goldman Sachs International	02/08/2023	12,495	—
100,309 USD	989,803 NOK	Goldman Sachs International	02/08/2023	—	(1,121)
541,000 EUR	576,540 USD	HSBC	02/08/2023	—	(11,822)
1,012,500,000 JPY	7,828,552 USD	HSBC	02/08/2023	44,046	—
6,997,000 MXN	349,964 USD	HSBC	02/08/2023	—	(21,246)
19,529,345 USD	2,647,300,365 JPY	HSBC	02/08/2023	824,162	—
1,143,396 USD	1,787,000 NZD	HSBC	02/08/2023	11,792	—
230,011 USD	312,000 SGD	HSBC	02/08/2023	7,496	—
309,756 USD	10,747,000 THB	HSBC	02/08/2023	16,002	—
2,959,000 CAD	2,207,178 USD	Morgan Stanley	03/09/2023	—	(17,230)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
119,000 EUR	130,219 USD	Morgan Stanley	03/09/2023	570	—
8,211,000 JPY	64,163 USD	Morgan Stanley	03/09/2023	794	—
106,959,000 JPY	824,642 USD	Morgan Stanley	03/09/2023	—	(824)
1,633,303,000 KRW	1,314,001 USD	Morgan Stanley	03/09/2023	—	(11,921)
8,704,000 NOK	874,336 USD	Morgan Stanley	03/09/2023	986	—
102,206,000 TWD	3,380,933 USD	Morgan Stanley	03/09/2023	—	(36,142)
751,844 USD	1,085,000 AUD	Morgan Stanley	03/09/2023	15,015	—
622,576 USD	577,000 CHF	Morgan Stanley	03/09/2023	9,955	—
502,571 USD	3,459,000 DKK	Morgan Stanley	03/09/2023	4,129	—
4,380,573 USD	4,054,000 EUR	Morgan Stanley	03/09/2023	36,199	—
686,558 USD	565,000 GBP	Morgan Stanley	03/09/2023	10,515	—
260,285 USD	33,544,000 JPY	Morgan Stanley	03/09/2023	—	(1,406)
1,000,603 USD	1,574,000 NZD	Morgan Stanley	03/09/2023	17,161	—
1,184,900 USD	12,380,000 SEK	Morgan Stanley	03/09/2023	1,124	—
260,946 USD	2,658,000 SEK	Morgan Stanley	03/09/2023	—	(6,306)
755,065 USD	998,000 SGD	Morgan Stanley	03/09/2023	5,096	—
3,019,000 CNY	434,607 USD	Standard Chartered	02/08/2023	—	(12,423)
18,405,000 TWD	601,962 USD	Standard Chartered	02/08/2023	—	(11,383)
7,656,230 USD	53,184,000 CNY	Standard Chartered	02/08/2023	218,853	—
3,194,769 USD	4,761,000 AUD	UBS	02/08/2023	166,535	—
9,172,716 USD	12,553,000 CAD	UBS	02/08/2023	262,083	—
206,497 USD	1,441,000 DKK	UBS	02/08/2023	4,176	—
2,976,954 USD	2,442,000 GBP	UBS	02/08/2023	34,037	—
3,909,033 USD	6,109,000 NZD	UBS	02/08/2023	40,069	—
Total				2,272,262	(397,587)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	9	03/2023	JPY	131,940,000	—	(8,228)
Australian 10-Year Bond	183	03/2023	AUD	22,037,879	—	(230,090)
Canadian Government 10-Year Bond	46	03/2023	CAD	5,807,960	47,407	—
Canadian Government 10-Year Bond	65	03/2023	CAD	8,206,900	—	(40,036)
Euro-Bobl	16	03/2023	EUR	1,876,800	—	(35,389)
Euro-BTP	29	03/2023	EUR	3,309,480	—	(90,563)
Euro-Bund	15	03/2023	EUR	2,052,300	—	(74,160)
Euro-Buxl 30-Year	2	03/2023	EUR	288,000	—	(36,387)
Euro-OAT	76	03/2023	EUR	9,995,520	—	(395,283)
Japanese 10-Year Government Bond	6	03/2023	JPY	879,360,000	—	(58,858)
Long Gilt	89	03/2023	GBP	9,301,390	—	(36,868)
U.S. Long Bond	37	03/2023	USD	4,805,375	169,020	—
U.S. Treasury 10-Year Note	284	03/2023	USD	32,522,438	475,426	—
U.S. Treasury 10-Year Note	14	03/2023	USD	1,603,219	—	(2,652)
U.S. Treasury 5-Year Note	124	03/2023	USD	13,546,031	164,433	—
U.S. Treasury Ultra 10-Year Note	32	03/2023	USD	3,878,500	76,545	—
U.S. Treasury Ultra 10-Year Note	39	03/2023	USD	4,726,922	—	(4,344)
U.S. Treasury Ultra Bond	50	03/2023	USD	7,087,500	385,825	—
Total					1,318,656	(1,012,858)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(42)	03/2023	GBP	(3,254,790)	—	(154,410)
Russell 2000 Index E-mini	(8)	03/2023	USD	(775,760)	—	(51,100)
S&P 500 Index E-mini	(101)	03/2023	USD	(20,654,500)	—	(614,583)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P/TSX 60 Index	(20)	03/2023	CAD	(5,015,600)	—	(132,964)
TOPIX Index	(25)	03/2023	JPY	(493,875,000)	7,582	—
Total					7,582	(953,057)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	279,360	144	25.00	02/15/2023	19,515	5,904

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(344,523)	(123)	30.00	2/17/2023	(3,766)	(6,827)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	2.246	USD	4,000,000	105,720	—	—	105,720	—
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	4.309	USD	6,148,000	462,717	—	—	462,717	—
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	0.717	USD	13,275,000	162,273	—	—	162,273	—
Markit iTraxx Europe Main Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	0.794	EUR	9,550,000	197,788	—	—	197,788	—
Total								928,498	—	—	928,498	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $13,085,086, which represents 3.44% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2023, the total value of these securities amounted to $282,970, which represents 0.07% of total net assets.
(e)	Valuation based on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At January 31, 2023, the total market value of these securities amounted to $43,744, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-03/01/2016	195,286	8,147	43,744
Detsky Mir PJSC	02/08/2017-09/21/2020	290,936	422,858	—
Fix Price Group PLC, GDR	03/05/2021-03/08/2021	95,918	935,775	—
Lukoil PJSC	01/25/2022-01/26/2022	2,750	225,708	—
Ozon Holdings PLC, ADR	12/17/2020-09/21/2021	12,674	637,448	—
TCS Group Holding PLC, GDR	12/28/2017-04/29/2021	4,834	154,597	—
Yandex NV, Class A	03/22/2017-04/02/2020	12,272	425,484	—
			2,810,017	43,744

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Zero coupon bond.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,505,068	—	(11,971,649)	(1,533,419)	—	—	568,772	—	—
Columbia Short-Term Cash Fund, 4.559%
	68,533,408	143,510,284	(131,880,185)	9,784	80,173,291	—	(1,558)	1,351,489	80,205,373
Total	82,038,476			(1,523,635)	80,173,291	—	567,214	1,351,489
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	882,913	—	—	882,913
Australia	—	3,202,141	—	3,202,141
Austria	—	389,855	—	389,855
Brazil	3,824,815	—	—	3,824,815
Canada	5,011,652	—	—	5,011,652
China	1,931,654	11,231,932	—	13,163,586
Denmark	—	1,067,816	—	1,067,816
Finland	—	1,150,057	—	1,150,057
France	14,289	3,422,221	—	3,436,510
Germany	—	1,706,726	—	1,706,726
Hong Kong	—	1,054,440	—	1,054,440
India	2,434,092	3,384,666	—	5,818,758
Indonesia	—	2,656,960	—	2,656,960
Ireland	14,595	1,280,255	—	1,294,850
Israel	1,274,925	767,631	—	2,042,556
Japan	—	12,665,654	—	12,665,654
Jersey	194,900	—	—	194,900
Kazakhstan	—	—	188,042	188,042
Malaysia	—	128,110	—	128,110
Mexico	1,321,586	—	—	1,321,586
Netherlands	128,102	6,697,126	—	6,825,228
Norway	—	933,121	—	933,121
Philippines	—	379,765	—	379,765
Poland	—	300,956	—	300,956
Puerto Rico	705,688	—	—	705,688
Russian Federation	—	—	0*	0*
Singapore	—	1,756,718	—	1,756,718
South Africa	—	1,239,571	—	1,239,571
South Korea	287,637	5,783,787	—	6,071,424
Spain	—	205,795	—	205,795
Sweden	—	655,291	51,184	706,475
Switzerland	—	4,131,276	—	4,131,276
Taiwan	267,897	5,913,933	—	6,181,830
Thailand	—	535,011	—	535,011
United Kingdom	3,279,709	6,202,851	—	9,482,560
United States	148,810,419	317,627	43,744	149,171,790
Total Common Stocks	170,384,873	79,161,292	282,970	249,829,135
Exchange-Traded Equity Funds	7,765,490	—	—	7,765,490
Foreign Government Obligations	—	27,569,632	—	27,569,632
Inflation-Indexed Bonds	—	4,504,415	—	4,504,415
Residential Mortgage-Backed Securities - Agency	—	20,905,657	—	20,905,657
Rights
Brazil	832	—	—	832
Total Rights	832	—	—	832
Options Purchased Calls	5,904	—	—	5,904
Money Market Funds	80,173,291	—	—	80,173,291
Total Investments in Securities	258,330,390	132,140,996	282,970	390,754,356
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,272,262	—	2,272,262
Futures Contracts	1,326,238	—	—	1,326,238
Swap Contracts	—	928,498	—	928,498
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(397,587)	—	(397,587)
Futures Contracts	(1,965,915)	—	—	(1,965,915)
Options Contracts Written	(6,827)	—	—	(6,827)
Total	257,683,886	134,944,169	282,970	392,911,025

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2023	19

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $292,809,289)	$310,575,161
Affiliated issuers (cost $80,184,079)	80,173,291
Options purchased (cost $19,515)	5,904
Foreign currency (cost $785,569)	807,259
Margin deposits on:
Futures contracts	5,528,378
Swap contracts	1,687,482
Unrealized appreciation on forward foreign currency exchange contracts	2,272,262
Receivable for:
Investments sold	11,301,641
Capital shares sold	20,984
Dividends	570,825
Interest	273,519
Foreign tax reclaims	218,867
Variation margin for futures contracts	155,302
Variation margin for swap contracts	54,284
Prepaid expenses	8,185
Other assets	16,415
Total assets	413,669,759
Liabilities
Option contracts written, at value (premiums received $3,766)	6,827
Due to custodian	6,890
Unrealized depreciation on forward foreign currency exchange contracts	397,587
Payable for:
Investments purchased	11,130,103
Investments purchased on a delayed delivery basis	20,707,885
Capital shares purchased	282,177
Variation margin for futures contracts	404,181
Variation margin for swap contracts	894
Foreign capital gains taxes deferred	38,091
Management services fees	7,460
Distribution and/or service fees	2,529
Transfer agent fees	37,225
Compensation of board members	107,418
Compensation of chief compliance officer	37
Other expenses	68,908
Total liabilities	33,198,212
Net assets applicable to outstanding capital stock	$380,471,547
Represented by
Paid in capital	393,859,763
Total distributable earnings (loss)	(13,388,216)
Total - representing net assets applicable to outstanding capital stock	$380,471,547
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Global Opportunities Fund | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
January 31, 2023 (Unaudited)
Class A
Net assets	$354,198,460
Shares outstanding	29,483,229
Net asset value per share	$12.01
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.74
Advisor Class
Net assets	$2,981,121
Shares outstanding	244,859
Net asset value per share	$12.17
Class C
Net assets	$3,772,717
Shares outstanding	333,852
Net asset value per share	$11.30
Institutional Class
Net assets	$14,548,051
Shares outstanding	1,198,319
Net asset value per share	$12.14
Institutional 2 Class
Net assets	$3,765,881
Shares outstanding	307,927
Net asset value per share	$12.23
Institutional 3 Class
Net assets	$120,540
Shares outstanding	9,904
Net asset value per share	$12.17
Class R
Net assets	$1,084,777
Shares outstanding	91,782
Net asset value per share	$11.82
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2023	21

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,407,119
Dividends — affiliated issuers	1,351,489
Interest	450,706
Interfund lending	547
Foreign taxes withheld	(118,369)
Total income	4,091,492
Expenses:
Management services fees	1,379,922
Distribution and/or service fees
Class A	446,293
Class C	20,325
Class R	3,155
Transfer agent fees
Class A	199,935
Advisor Class	2,972
Class C	2,275
Institutional Class	8,934
Institutional 2 Class	1,338
Institutional 3 Class	15
Class R	707
Compensation of board members	14,317
Custodian fees	65,633
Printing and postage fees	24,794
Registration fees	58,224
Audit fees	29,208
Legal fees	8,441
Interest on collateral	10,053
Compensation of chief compliance officer	37
Other	12,171
Total expenses	2,288,749
Expense reduction	(40)
Total net expenses	2,288,709
Net investment income	1,802,783
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Global Opportunities Fund | Semiannual Report 2023

Statement of Operations  (continued)
Six Months Ended January 31, 2023 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(4,005,786)
Investments — affiliated issuers	567,214
Foreign currency translations	(27,725)
Forward foreign currency exchange contracts	216,857
Futures contracts	(6,290,191)
Options purchased	(12,919)
Options contracts written	33,823
Swap contracts	(676,397)
Net realized loss	(10,195,124)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	8,647,897
Investments — affiliated issuers	(1,523,635)
Foreign currency translations	63,501
Forward foreign currency exchange contracts	1,151,069
Futures contracts	(772,600)
Options purchased	(13,611)
Options contracts written	(3,568)
Swap contracts	1,648,956
Foreign capital gains tax	8,097
Net change in unrealized appreciation (depreciation)	9,206,106
Net realized and unrealized loss	(989,018)
Net increase in net assets resulting from operations	$813,765
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2023	23

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$1,802,783	$4,594,854
Net realized gain (loss)	(10,195,124)	14,897,343
Net change in unrealized appreciation (depreciation)	9,206,106	(106,025,819)
Net increase (decrease) in net assets resulting from operations	813,765	(86,533,622)
Distributions to shareholders
Net investment income and net realized gains
Class A	(21,176,508)	(36,213,160)
Advisor Class	(311,508)	(543,838)
Class C	(247,120)	(502,067)
Institutional Class	(878,321)	(1,766,596)
Institutional 2 Class	(217,506)	(422,139)
Institutional 3 Class	(8,609)	(12,732)
Class R	(64,369)	(116,588)
Total distributions to shareholders	(22,903,941)	(39,577,120)
Decrease in net assets from capital stock activity	(12,919,208)	(17,097,827)
Total decrease in net assets	(35,009,384)	(143,208,569)
Net assets at beginning of period	415,480,931	558,689,500
Net assets at end of period	$380,471,547	$415,480,931
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Global Opportunities Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	104,483	1,242,727	405,146	6,128,599
Distributions reinvested	1,852,833	21,048,187	2,419,046	36,043,786
Redemptions	(2,403,027)	(28,634,097)	(3,913,707)	(57,369,485)
Net decrease	(445,711)	(6,343,183)	(1,089,515)	(15,197,100)
Advisor Class
Subscriptions	14,548	177,045	36,987	562,508
Distributions reinvested	25,762	296,526	34,705	522,310
Redemptions	(262,872)	(3,179,374)	(49,408)	(728,178)
Net increase (decrease)	(222,562)	(2,705,803)	22,284	356,640
Class C
Subscriptions	6,873	77,749	26,238	375,384
Distributions reinvested	23,095	247,120	35,382	502,066
Redemptions	(69,207)	(775,990)	(168,555)	(2,346,574)
Net decrease	(39,239)	(451,121)	(106,935)	(1,469,124)
Institutional Class
Subscriptions	212,607	2,596,937	473,257	6,934,505
Distributions reinvested	75,210	863,405	113,714	1,706,853
Redemptions	(504,018)	(6,088,424)	(673,252)	(9,817,447)
Net decrease	(216,201)	(2,628,082)	(86,281)	(1,176,089)
Institutional 2 Class
Subscriptions	25,848	313,404	85,511	1,283,077
Distributions reinvested	18,815	217,506	27,938	422,139
Redemptions	(84,765)	(1,047,821)	(106,140)	(1,579,370)
Net increase (decrease)	(40,102)	(516,911)	7,309	125,846
Institutional 3 Class
Subscriptions	281	3,400	6,088	98,702
Distributions reinvested	735	8,453	830	12,477
Redemptions	(2,392)	(27,485)	(1,059)	(17,328)
Net increase (decrease)	(1,376)	(15,632)	5,859	93,851
Class R
Subscriptions	7,668	89,988	14,477	205,812
Distributions reinvested	5,643	63,086	7,791	114,689
Redemptions	(33,765)	(411,550)	(9,945)	(152,352)
Net increase (decrease)	(20,454)	(258,476)	12,323	168,149
Total net decrease	(985,645)	(12,919,208)	(1,234,956)	(17,097,827)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2023	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2023 (Unaudited)	$12.72	0.06	(0.02)	0.04	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.49	0.14	(2.70)	(2.56)	(0.12)	(1.09)	(1.21)
Year Ended 7/31/2021	$14.66	0.06	2.46	2.52	(0.34)	(0.35)	(0.69)
Year Ended 7/31/2020	$14.01	0.13	0.77	0.90	(0.25)	—	(0.25)
Year Ended 7/31/2019	$13.80	0.23	0.03	0.26	(0.05)	—	(0.05)
Year Ended 7/31/2018	$12.99	0.10	0.71	0.81	—	—	—
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$12.87	0.07	(0.02)	0.05	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.64	0.17	(2.71)	(2.54)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.79	0.10	2.47	2.57	(0.37)	(0.35)	(0.72)
Year Ended 7/31/2020	$14.13	0.18	0.78	0.96	(0.30)	—	(0.30)
Year Ended 7/31/2019	$13.93	0.25	0.03	0.28	(0.08)	—	(0.08)
Year Ended 7/31/2018	$13.07	0.16	0.70	0.86	—	—	—
Class C
Six Months Ended 1/31/2023 (Unaudited)	$12.06	0.01	(0.02)	(0.01)	—	(0.75)	(0.75)
Year Ended 7/31/2022	$15.75	0.02	(2.55)	(2.53)	(0.07)	(1.09)	(1.16)
Year Ended 7/31/2021	$14.04	(0.05)	2.34	2.29	(0.23)	(0.35)	(0.58)
Year Ended 7/31/2020	$13.40	0.02	0.74	0.76	(0.12)	—	(0.12)
Year Ended 7/31/2019	$13.25	0.12	0.03	0.15	—	—	—
Year Ended 7/31/2018	$12.57	(0.00)(g)	0.68	0.68	—	—	—
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$12.83	0.07	(0.01)	0.06	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.60	0.17	(2.71)	(2.54)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.75	0.10	2.47	2.57	(0.37)	(0.35)	(0.72)
Year Ended 7/31/2020	$14.10	0.17	0.78	0.95	(0.30)	—	(0.30)
Year Ended 7/31/2019	$13.89	0.27	0.02	0.29	(0.08)	—	(0.08)
Year Ended 7/31/2018	$13.04	0.14	0.71	0.85	—	—	—
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$12.92	0.08	(0.02)	0.06	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.70	0.18	(2.73)	(2.55)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.84	0.11	2.48	2.59	(0.38)	(0.35)	(0.73)
Year Ended 7/31/2020	$14.18	0.18	0.78	0.96	(0.30)	—	(0.30)
Year Ended 7/31/2019	$13.97	0.27	0.02	0.29	(0.08)	—	(0.08)
Year Ended 7/31/2018	$13.11	0.13	0.73	0.86	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Global Opportunities Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2023 (Unaudited)	$12.01	0.66%	1.19%(c),(d)	1.19%(c),(d),(e)	0.92%(c)	55%	$354,198
Year Ended 7/31/2022	$12.72	(16.59%)	1.15%(d),(f)	1.15%(d),(f)	0.92%	98%	$380,766
Year Ended 7/31/2021	$16.49	17.46%	1.16%(d)	1.16%(d)	0.40%	107%	$511,405
Year Ended 7/31/2020	$14.66	6.49%	1.15%(d)	1.15%(d)	0.92%	125%	$476,670
Year Ended 7/31/2019	$14.01	1.88%	1.13%	1.13%	1.70%	104%	$504,182
Year Ended 7/31/2018	$13.80	6.24%	1.10%(f)	1.10%(f)	0.72%	97%	$556,184
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$12.17	0.73%	0.93%(c),(d)	0.93%(c),(d),(e)	1.18%(c)	55%	$2,981
Year Ended 7/31/2022	$12.87	(16.34%)	0.90%(d),(f)	0.90%(d),(f)	1.17%	98%	$6,015
Year Ended 7/31/2021	$16.64	17.70%	0.91%(d)	0.91%(d)	0.65%	107%	$7,407
Year Ended 7/31/2020	$14.79	6.83%	0.90%(d)	0.90%(d)	1.27%	125%	$6,365
Year Ended 7/31/2019	$14.13	2.06%	0.88%	0.88%	1.79%	104%	$5,606
Year Ended 7/31/2018	$13.93	6.58%	0.85%(f)	0.85%(f)	1.20%	97%	$5,113
Class C
Six Months Ended 1/31/2023 (Unaudited)	$11.30	0.28%	1.94%(c),(d)	1.94%(c),(d),(e)	0.17%(c)	55%	$3,773
Year Ended 7/31/2022	$12.06	(17.17%)	1.89%(d),(f)	1.89%(d),(f)	0.16%	98%	$4,499
Year Ended 7/31/2021	$15.75	16.56%	1.90%(d)	1.90%(d)	(0.36%)	107%	$7,562
Year Ended 7/31/2020	$14.04	5.68%	1.90%(d)	1.90%(d)	0.13%	125%	$10,839
Year Ended 7/31/2019	$13.40	1.13%	1.88%	1.88%	0.95%	104%	$12,935
Year Ended 7/31/2018	$13.25	5.41%	1.85%(f)	1.85%(f)	(0.02%)	97%	$17,299
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$12.14	0.81%	0.94%(c),(d)	0.94%(c),(d),(e)	1.16%(c)	55%	$14,548
Year Ended 7/31/2022	$12.83	(16.38%)	0.89%(d),(f)	0.89%(d),(f)	1.16%	98%	$18,151
Year Ended 7/31/2021	$16.60	17.75%	0.91%(d)	0.91%(d)	0.65%	107%	$24,909
Year Ended 7/31/2020	$14.75	6.78%	0.90%(d)	0.90%(d)	1.18%	125%	$20,763
Year Ended 7/31/2019	$14.10	2.14%	0.88%	0.88%	1.95%	104%	$22,219
Year Ended 7/31/2018	$13.89	6.52%	0.85%(f)	0.85%(f)	0.99%	97%	$22,863
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$12.23	0.81%	0.89%(c),(d)	0.89%(c),(d)	1.21%(c)	55%	$3,766
Year Ended 7/31/2022	$12.92	(16.33%)	0.86%(d),(f)	0.86%(d),(f)	1.21%	98%	$4,496
Year Ended 7/31/2021	$16.70	17.75%	0.88%(d)	0.88%(d)	0.69%	107%	$5,688
Year Ended 7/31/2020	$14.84	6.86%	0.86%(d)	0.86%(d)	1.27%	125%	$4,229
Year Ended 7/31/2019	$14.18	2.17%	0.84%	0.84%	1.97%	104%	$3,864
Year Ended 7/31/2018	$13.97	6.56%	0.81%(f)	0.81%(f)	0.97%	97%	$2,522
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2023	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$12.86	0.08	(0.02)	0.06	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.62	0.20	(2.73)	(2.53)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.77	0.11	2.47	2.58	(0.38)	(0.35)	(0.73)
Year Ended 7/31/2020	$14.12	0.23	0.73	0.96	(0.31)	—	(0.31)
Year Ended 7/31/2019	$13.91	0.25	0.05	0.30	(0.09)	—	(0.09)
Year Ended 7/31/2018	$13.05	0.15	0.71	0.86	—	—	—
Class R
Six Months Ended 1/31/2023 (Unaudited)	$12.55	0.04	(0.02)	0.02	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.30	0.10	(2.66)	(2.56)	(0.10)	(1.09)	(1.19)
Year Ended 7/31/2021	$14.50	0.02	2.43	2.45	(0.30)	(0.35)	(0.65)
Year Ended 7/31/2020	$13.85	0.07	0.79	0.86	(0.21)	—	(0.21)
Year Ended 7/31/2019	$13.64	0.20	0.02	0.22	(0.01)	—	(0.01)
Year Ended 7/31/2018	$12.87	0.06	0.71	0.77	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	1/31/2023	7/31/2022	7/31/2021	7/31/2020
Class A	0.01%	0.01%	0.01%	less than 0.01%
Advisor Class	0.01%	0.01%	0.01%	less than 0.01%
Class C	0.01%	0.01%	0.01%	less than 0.01%
Institutional Class	0.01%	0.01%	0.01%	less than 0.01%
Institutional 2 Class	0.01%	0.01%	0.01%	less than 0.01%
Institutional 3 Class	0.01%	0.01%	0.01%	—%
Class R	0.01%	0.01%	0.01%	less than 0.01%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Global Opportunities Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$12.17	0.81%	0.85%(c),(d)	0.85%(c),(d)	1.27%(c)	55%	$121
Year Ended 7/31/2022	$12.86	(16.27%)	0.83%(d),(f)	0.83%(d),(f)	1.42%	98%	$145
Year Ended 7/31/2021	$16.62	17.83%	0.83%(d)	0.83%(d)	0.72%	107%	$90
Year Ended 7/31/2020	$14.77	6.86%	0.80%	0.80%	1.60%	125%	$78
Year Ended 7/31/2019	$14.12	2.21%	0.81%	0.81%	1.78%	104%	$139
Year Ended 7/31/2018	$13.91	6.59%	0.78%(f)	0.78%(f)	1.07%	97%	$3
Class R
Six Months Ended 1/31/2023 (Unaudited)	$11.82	0.51%	1.44%(c),(d)	1.44%(c),(d),(e)	0.68%(c)	55%	$1,085
Year Ended 7/31/2022	$12.55	(16.76%)	1.40%(d),(f)	1.40%(d),(f)	0.66%	98%	$1,408
Year Ended 7/31/2021	$16.30	17.19%	1.41%(d)	1.41%(d)	0.15%	107%	$1,628
Year Ended 7/31/2020	$14.50	6.23%	1.39%(d)	1.39%(d)	0.52%	125%	$1,359
Year Ended 7/31/2019	$13.85	1.63%	1.38%	1.38%	1.49%	104%	$2,004
Year Ended 7/31/2018	$13.64	5.98%	1.35%(f)	1.35%(f)	0.47%	97%	$3,277
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2023	29

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Global Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
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Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
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Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
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Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has
Columbia Global Opportunities Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
written option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments, to protect gains and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the
34	Columbia Global Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Global Opportunities Fund | Semiannual Report 2023	35

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2023:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	928,498*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	7,582*
Equity risk	Investments, at value — Options Purchased	5,904
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,272,262
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,318,656*
Total		4,532,902

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	953,057*
Equity risk	Options contracts written, at value	6,827
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	397,587
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,012,858*
Total		2,370,329

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(676,397)	(676,397)
Equity risk	—	(687,426)	33,823	(12,919)	—	(666,522)
Foreign exchange risk	216,857	—	—	—	—	216,857
Interest rate risk	—	(5,602,765)	—	—	—	(5,602,765)
Total	216,857	(6,290,191)	33,823	(12,919)	(676,397)	(6,728,827)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	1,648,956	1,648,956
Equity risk	—	1,418,796	(3,568)	(13,611)	—	1,401,617
Foreign exchange risk	1,151,069	—	—	—	—	1,151,069
Interest rate risk	—	(2,191,396)	—	—	—	(2,191,396)
Total	1,151,069	(772,600)	(3,568)	(13,611)	1,648,956	2,010,246
36	Columbia Global Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	123,573,067
Futures contracts — short	42,005,736
Credit default swap contracts — sell protection	35,507,186

Derivative instrument	Average value ($)*
Options contracts — purchased	11,664
Options contracts — written	(4,950)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,586,983	(392,293)

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2023.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar
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Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2023:
	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley (a) ($)	Morgan Stanley (a) ($)	Morgan Stanley (a) ($)	Standard Chartered ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	54,284	-	-	54,284
Forward foreign currency exchange contracts	522,948	18,519	903,498	-	101,544	-	218,853	506,900	2,272,262
Options purchased calls	-	-	-	5,904	-	-	-	-	5,904
Total assets	522,948	18,519	903,498	5,904	101,544	54,284	218,853	506,900	2,332,450
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	894	-	-	894
Forward foreign currency exchange contracts	265,763	1,121	33,068	-	73,829	-	23,806	-	397,587
Options contracts written	-	-	-	6,827	-	-	-	-	6,827
Total liabilities	265,763	1,121	33,068	6,827	73,829	894	23,806	-	405,308
Total financial and derivative net assets	257,185	17,398	870,430	(923)	27,715	53,390	195,047	506,900	1,927,142
Total collateral received (pledged) (c)	-	-	-	(923)	-	-	-	-	(923)
Net amount (d)	257,185	17,398	870,430	-	27,715	53,390	195,047	506,900	1,928,065

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
38	Columbia Global Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Columbia Global Opportunities Fund | Semiannual Report 2023	39

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds, including exchange-traded funds, that pay an investment management fee to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay a management services fee, derivatives and individual securities. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.71% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
40	Columbia Global Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class R	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Columbia Global Opportunities Fund | Semiannual Report 2023	41

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $368,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2022, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	21,887
Class C	—	1.00(b)	69

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2022 through November 30, 2023	Prior to December 1, 2022
Class A	1.30%	1.35%
Advisor Class	1.05	1.10
Class C	2.05	2.10
Institutional Class	1.05	1.10
Institutional 2 Class	1.01	1.07
Institutional 3 Class	0.96	1.03
Class R	1.55	1.60
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
42	Columbia Global Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
373,009,000	45,399,000	(25,497,000)	19,902,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2022 as arising on August 1, 2022.
Late year ordinary losses ($)	Post-October capital losses ($)
25,657,057	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $171,341,373 and $207,573,747, respectively, for the six months ended January 31, 2023, of which $114,935,734 and $112,042,458, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Global Opportunities Fund | Semiannual Report 2023	43

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended January 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,525,000	3.52	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
Note 9. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund
44	Columbia Global Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market
Columbia Global Opportunities Fund | Semiannual Report 2023	45

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At January 31, 2023, affiliated shareholders of record owned 86.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
46	Columbia Global Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Global Opportunities Fund | Semiannual Report 2023	47

Columbia Global Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR156_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Minnesota Tax-Exempt Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Minnesota Tax-Exempt Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Minnesota Tax-Exempt Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local tax.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2007
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/18/86	-0.56	-6.75	0.96	1.83
	Including sales charges		-3.55	-9.56	0.34	1.53
Advisor Class*		03/19/13	-0.43	-6.52	1.20	2.10
Class C	Excluding sales charges	06/26/00	-0.94	-7.45	0.21	1.07
	Including sales charges		-1.92	-8.36	0.21	1.07
Institutional Class		09/27/10	-0.48	-6.53	1.19	2.07
Institutional 2 Class*		12/11/13	-0.43	-6.53	1.21	2.07
Institutional 3 Class*		03/01/17	-0.41	-6.51	1.27	1.99
Bloomberg Minnesota Municipal Bond Index			0.96	-2.54	1.93	2.08
Bloomberg Municipal Bond Index			0.73	-3.25	2.07	2.38
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Minnesota Municipal Bond Index is a market capitalization-weighted index of Minnesota Investment-grade bonds with maturities of one year or more.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2023)
AAA rating	19.0
AA rating	28.2
A rating	20.1
BBB rating	11.2
BB rating	5.7
Not rated	15.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	994.40	1,021.40	4.07	4.12	0.80
Advisor Class	1,000.00	1,000.00	995.70	1,022.68	2.80	2.83	0.55
Class C	1,000.00	1,000.00	990.60	1,017.58	7.86	7.97	1.55
Institutional Class	1,000.00	1,000.00	995.20	1,022.68	2.80	2.83	0.55
Institutional 2 Class	1,000.00	1,000.00	995.70	1,022.68	2.80	2.83	0.55
Institutional 3 Class	1,000.00	1,000.00	995.90	1,022.93	2.54	2.58	0.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.4%
New York City Municipal Water Finance Authority(a)
Revenue Bonds
Series 2011
06/15/2044	1.250%	2,500,000	2,500,000
Total Floating Rate Notes (Cost $2,500,000)			2,500,000

Municipal Bonds 98.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.2%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,133,196
Subordinated Series 2019A
01/01/2049	5.000%	2,095,000	2,216,885
Minneapolis-St. Paul Metropolitan Airports Commission(b)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2049	5.000%	5,000,000	5,198,959
Subordinated Series 2022B
01/01/2047	5.000%	2,100,000	2,216,424
Total			12,765,464
Assisted Living 0.4%
St. Cloud Housing & Redevelopment Authority(c)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	3,000,000	2,550,000
Charter Schools 7.9%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	1,490,000	1,397,906
07/01/2047	4.250%	1,000,000	796,679
07/01/2052	4.375%	2,255,000	1,782,682
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	1,000,000	995,658
07/01/2045	5.000%	2,070,000	1,968,177
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,509,673
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,485,280
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2050	5.375%	3,600,000	3,592,295
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,250,053
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,079,940
07/01/2056	4.000%	1,080,000	810,976
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,610,972
City of Minneapolis(d)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,762,588
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	3,585,000	2,732,177
07/01/2056	4.000%	1,170,000	860,594
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	398,039
07/01/2055	5.000%	1,410,000	1,183,277
City of Ramsey
Refunding Revenue Bonds
Pact Charter School Project
Series 2022A
06/01/2032	5.000%	3,000,000	3,003,017
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Savage
Revenue Bonds
Aspen Academy
Series 2016A
10/01/2031	4.750%	1,000,000	970,220
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	1,869,435
06/15/2054	5.000%	1,000,000	922,802
City of Woodbury
Refunding Revenue Bonds
Charter School Lease
Series 2020
12/01/2040	4.000%	400,000	371,141
12/01/2050	4.000%	550,000	482,931
Revenue Bonds
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,150,000	845,883
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,500,000	1,374,619
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	2,000,000	1,814,553
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	890,409
09/01/2047	4.125%	1,400,000	1,156,948
Series 2021
09/01/2026	2.000%	295,000	271,132
09/01/2031	4.000%	350,000	337,646
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	192,419
03/01/2043	4.625%	1,000,000	884,384
Housing & Redevelopment Authority of The City of St. Paul(d)
Revenue Bonds
Minnesota Math & Science Academy
Series 2021
06/01/2041	4.000%	1,120,000	885,612
06/01/2051	4.000%	1,250,000	895,395
06/01/2056	4.000%	1,080,000	750,204
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	622,989
08/01/2046	4.250%	2,935,000	2,424,950
Total			46,183,655
Health Services 0.3%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	918,029
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2014
11/01/2044	5.000%	500,000	504,205
Total			1,422,234
Higher Education 7.4%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,203,235
12/01/2040	5.000%	1,350,000	1,386,561
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	512,458
03/01/2039	4.000%	500,000	510,892
03/01/2040	4.000%	1,000,000	1,019,042
03/01/2047	4.000%	2,500,000	2,513,550
College of St. Scholastica
Series 2019
12/01/2040	4.000%	1,200,000	1,094,283
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	2,908,597
Macalester College
Series 2017
03/01/2029	5.000%	150,000	165,678
03/01/2030	5.000%	175,000	193,589
03/01/2042	4.000%	900,000	908,994
03/01/2048	4.000%	600,000	600,259
Series 2021
03/01/2040	3.000%	365,000	327,971
03/01/2043	3.000%	325,000	276,545

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	577,719
10/01/2038	4.000%	920,000	909,783
10/01/2045	5.000%	2,500,000	2,594,795
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	785,584
12/01/2032	5.000%	1,000,000	1,061,319
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,540,145
10/01/2035	4.000%	500,000	510,198
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	796,349
04/01/2039	4.000%	2,000,000	1,990,918
Series 2017A
10/01/2035	4.000%	800,000	821,005
10/01/2037	4.000%	750,000	759,033
Revenue Bonds
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	946,550
College of St. Scholastica
Series 2012
12/01/2027	4.250%	350,000	350,074
12/01/2032	4.000%	350,000	348,881
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	390,075
10/01/2032	5.000%	645,000	679,417
10/01/2033	5.000%	350,000	368,193
10/01/2034	5.000%	380,000	399,156
University of St. Thomas
Series 2019
10/01/2040	5.000%	1,250,000	1,339,275
10/01/2044	4.000%	2,750,000	2,730,075
Series 2022B
10/01/2052	5.000%	7,895,000	8,383,876
University of Minnesota
Revenue Bonds
Series 2019A
04/01/2038	5.000%	1,000,000	1,119,130
Total			43,023,204
Hospital 21.2%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	442,542
05/01/2051	5.000%	1,500,000	1,286,074
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	400,247
04/01/2024	4.000%	745,000	745,474
04/01/2026	4.000%	500,000	500,155
04/01/2031	4.000%	1,450,000	1,450,161
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	10,222,215
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,036,949
09/01/2035	4.000%	1,500,000	1,486,593
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,171,627
11/15/2044	5.000%	6,475,000	6,623,096
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2037	4.000%	7,000,000	7,027,212
11/15/2038	4.000%	1,130,000	1,129,109
11/15/2048	4.000%	2,000,000	1,898,589
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,748,348
04/01/2041	5.000%	675,000	695,459
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	9,255,000	11,350,215
Series 2022
11/15/2057	5.000%	13,000,000	14,343,312
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,017,847

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2028	5.000%	1,745,000	1,857,471
05/01/2037	4.000%	3,175,000	3,185,507
05/01/2046	5.000%	3,500,000	3,603,407
Series 2019
05/01/2048	5.000%	5,000,000	5,206,895
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,349,761
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	3,000,000	3,006,228
02/15/2043	5.000%	1,615,000	1,675,038
02/15/2048	4.250%	1,000,000	991,162
02/15/2048	5.000%	1,300,000	1,342,102
02/15/2058	5.000%	6,000,000	6,158,390
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	332,080
06/15/2038	4.000%	375,000	351,315
06/15/2039	4.000%	225,000	208,648
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,501,041
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,209,600
11/15/2037	4.000%	600,000	601,961
11/15/2043	4.000%	3,000,000	2,911,730
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,129,354
07/01/2035	4.000%	10,630,000	10,733,981
Total			123,930,895
Joint Power Authority 3.5%
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	259,683
10/01/2033	5.000%	250,000	259,434
Series 2014A
10/01/2035	5.000%	1,000,000	1,037,239
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2016
10/01/2047	5.000%	500,000	530,321
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	225,962
01/01/2035	5.000%	170,000	182,083
01/01/2036	5.000%	180,000	191,626
01/01/2041	5.000%	400,000	418,513
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,067,714
01/01/2041	5.000%	2,550,000	2,695,438
01/01/2046	5.000%	2,000,000	2,104,343
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,091,477
Southern Minnesota Municipal Power Agency(e)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,202,596
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2036	5.000%	1,000,000	1,063,369
Total			20,329,798
Local Appropriation 2.5%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,737,719
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2027	5.000%	740,000	807,175
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,045,693
02/01/2042	4.000%	5,250,000	5,267,043
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2031	4.000%	450,000	464,160

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2037	4.000%	515,000	538,377
02/01/2039	3.000%	565,000	509,870
Series 2020C
02/01/2040	2.500%	4,285,000	3,455,272
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2041	4.000%	635,000	606,121
Total			14,431,430
Local General Obligation 22.0%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	4,365,596
Becker Independent School District No. 726(e)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	798,791
02/01/2038	0.000%	1,335,000	760,629
02/01/2039	0.000%	1,150,000	623,051
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	962,659
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	10,165,411
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,366,783
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,572,249
City of Minneapolis
Unlimited General Obligation Bonds
Series 2022
12/01/2040	4.000%	4,440,000	4,610,111
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	998,776
02/01/2040	3.000%	1,000,000	960,349
02/01/2041	3.000%	1,230,000	1,175,784
Duluth Independent School District No. 709(e)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	795,609
02/01/2033	0.000%	1,075,000	758,724
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,735,057
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	6,231,609
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	972,769
02/01/2033	0.000%	2,140,000	1,529,019
Hennepin County Regional Railroad Authority
Limited General Obligation Bonds
Series 2019A
12/01/2037	5.000%	4,685,000	5,247,524
12/01/2038	5.000%	3,965,000	4,427,401
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	2,029,910
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	2,131,122
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	2,016,545
02/01/2039	2.250%	2,580,000	2,029,242
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2030	5.000%	500,000	522,846
02/01/2031	5.000%	1,140,000	1,190,730

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maple River Independent School District No. 2135
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2050	4.000%	3,230,000	3,321,749
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,256,729
02/01/2040	3.000%	2,515,000	2,298,400
Metropolitan Council
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2042	4.000%	3,550,000	3,657,919
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,052,546
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	5,020,215
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,590,494
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2032	4.000%	1,775,000	1,847,838
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	5,986,421
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	1,126,473
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,091,223
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,325,878
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,973,557
02/01/2036	3.000%	1,000,000	994,292
02/01/2037	3.000%	1,035,000	1,006,873
Sartell-St. Stephen Independent School District No. 748(e)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,178,692
02/01/2033	0.000%	2,585,000	1,869,860
02/01/2034	0.000%	1,500,000	1,043,785
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,844,047
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	450,628
Watertown-Mayer Independent School District No. 111(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,582,896
02/01/2039	0.000%	2,175,000	1,161,856
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	705,607
02/01/2036	3.000%	470,000	471,829
02/01/2037	3.000%	500,000	493,065
02/01/2038	3.000%	1,000,000	974,416
02/01/2039	3.000%	1,000,000	965,586
Total			128,271,170
Multi-Family 3.2%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,504,749
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,411,558
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	4,705,468	4,184,623

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,015,084
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	5,000,000	4,275,051
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,465,029
Total			18,856,094
Municipal Power 1.3%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2028	4.000%	950,000	995,482
Guam Power Authority(f)
Refunding Revenue Bonds
Series 2022A
10/01/2044	5.000%	3,000,000	3,157,122
Puerto Rico Electric Power Authority(c),(f)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	5,050,000	3,522,375
Total			7,674,979
Nursing Home 2.9%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2044	5.000%	500,000	430,175
09/01/2052	5.000%	1,500,000	1,229,498
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,458,968
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	1,617,867
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,524,019
07/01/2041	4.000%	3,755,000	3,092,646
Housing & Redevelopment Authority of The City of St. Paul(d)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	784,965
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,082,202
05/01/2048	5.125%	6,250,000	5,390,566
Total			16,610,906
Other Bond Issue 0.7%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	492,753
08/01/2033	3.000%	500,000	489,974
08/01/2034	3.125%	850,000	830,052
08/01/2035	3.125%	800,000	768,924
Series 2020A
12/01/2036	5.000%	1,580,000	1,614,807
Total			4,196,510
Other Utility 0.8%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	919,386
10/01/2032	4.000%	800,000	837,463
10/01/2033	4.000%	655,000	683,397
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,352,007
St. Paul Port Authority(b)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	988,996
Total			4,781,249

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prepaid Gas 0.9%
Minnesota Municipal Gas Agency
Revenue Bonds
Series 2022A (Mandatory Put 12/01/27)
12/01/2052	4.000%	5,000,000	5,096,389
Refunded / Escrowed 3.1%
Centennial Independent School District No. 12(e)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	889,760
02/01/2033	0.000%	750,000	520,729
City of Rochester
Prerefunded 07/01/23 Revenue Bonds
Olmsted Medical Center Project
Series 2013
07/01/2033	5.000%	650,000	656,583
Goodhue County Education District No. 6051
Prerefunded 02/01/24 Certificate of Participation
Series 2014
02/01/2034	5.000%	1,200,000	1,230,450
02/01/2039	5.000%	1,300,000	1,332,987
Hermantown Independent School District No. 700
Prerefunded 02/01/24 Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	4,853,659
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,671,772
11/15/2044	5.000%	1,000,000	1,068,709
University of Minnesota
Prerefunded 08/01/23 Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,064,782
Total			18,289,431
Retirement Communities 5.0%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	890,457
11/01/2046	5.000%	1,500,000	1,274,343
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,726,912
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	406,102
09/01/2061	4.000%	870,000	674,435
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	382,669
08/01/2048	4.000%	500,000	355,494
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	975,656
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	880,235
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,680,779
10/01/2047	5.000%	2,000,000	2,008,496
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,303,559
08/01/2053	5.000%	600,000	506,213
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	1,948,079
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,655,025
09/01/2042	5.000%	875,000	774,032
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,255,157

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	257,620
09/01/2037	4.250%	300,000	280,138
09/01/2042	5.000%	1,000,000	998,720
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	151,580
08/01/2034	5.000%	125,000	125,916
08/01/2035	5.000%	140,000	140,579
08/01/2054	5.000%	1,625,000	1,538,842
Dakota County Community Development Agency(d)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,394,721
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	1,779,125
Total			29,364,884
Sales Tax 1.9%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,297,233
Commonwealth of Puerto Rico(e),(f)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,161,264	510,956
Subordinated Series 2022
11/01/2043	0.000%	876,694	386,841
Puerto Rico Sales Tax Financing Corp.(e),(f)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	24,501,000	6,728,146
Puerto Rico Sales Tax Financing Corp.(f)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	2,000,000	1,970,498
Total			10,893,674
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 3.6%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	105,000	104,697
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Series 2021D (GNMA)
07/01/2041	2.200%	1,680,000	1,289,022
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	611,091	593,904
06/01/2049	3.150%	791,742	764,064
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	2,020,622	1,918,384
Series 2019F
07/01/2044	2.750%	1,385,000	1,225,867
Series 2020B (GNMA)
01/01/2044	2.800%	2,605,000	2,213,116
Series 2020E (GNMA)
07/01/2044	2.700%	1,295,000	1,077,600
Series 2021B (GNMA)
07/01/2046	2.450%	2,510,000	1,913,056
07/01/2051	2.500%	3,445,000	2,542,150
Social Bonds
Series 2021F
07/01/2046	2.400%	4,380,000	3,309,734
Series 2021H
01/01/2046	2.550%	2,715,000	2,262,043
Series 2022A (GNMA)
07/01/2042	2.750%	2,230,000	1,839,060
Total			21,052,697
State Appropriated 1.5%
State of Minnesota
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	8,925,671
State General Obligation 5.8%
State of Minnesota
Unlimited General Obligation Bonds
Bidding Group 2
Series 2021A
09/01/2038	4.000%	6,000,000	6,419,701

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A
08/01/2033	5.000%	5,500,000	6,276,406
08/01/2038	5.000%	1,400,000	1,555,439
Series 2019A
08/01/2039	5.000%	2,000,000	2,247,323
Series 2021B
09/01/2040	2.000%	5,000,000	3,634,763
Series 2022
08/01/2041	5.000%	5,000,000	5,795,338
Unlimited General Obligation Refunding Bonds
Series 2020D
08/01/2023	5.000%	7,900,000	8,003,536
Total			33,932,506
Student Loan 0.3%
Minnesota Office of Higher Education(b)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	1,780,000	1,528,254
Total Municipal Bonds (Cost $613,817,962)			574,111,094
Money Market Funds 0.9%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(g)	268,309	268,309
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(g)	4,954,953	4,954,953
Total Money Market Funds (Cost $5,223,262)		5,223,262
Total Investments in Securities (Cost: $621,541,224)		581,834,356
Other Assets & Liabilities, Net		1,602,168
Net Assets		583,436,524

Notes to Portfolio of Investments
(a)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2023.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Represents a security in default.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $6,473,485, which represents 1.11% of total net assets.
(e)	Zero coupon bond.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2023, the total value of these securities amounted to $16,275,938, which represents 2.79% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,500,000	—	2,500,000
Municipal Bonds	—	574,111,094	—	574,111,094
Money Market Funds	5,223,262	—	—	5,223,262
Total Investments in Securities	5,223,262	576,611,094	—	581,834,356
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $621,541,224)	$581,834,356
Receivable for:
Investments sold	535,902
Capital shares sold	2,346,779
Interest	7,143,480
Prepaid expenses	9,384
Other assets	1,093
Total assets	591,870,994
Liabilities
Due to custodian	12,315
Payable for:
Investments purchased	5,577,878
Capital shares purchased	1,314,961
Distributions to shareholders	1,389,557
Management services fees	7,338
Distribution and/or service fees	3,159
Transfer agent fees	28,021
Compensation of board members	78,560
Compensation of chief compliance officer	58
Other expenses	22,623
Total liabilities	8,434,470
Net assets applicable to outstanding capital stock	$583,436,524
Represented by
Paid in capital	644,601,356
Total distributable earnings (loss)	(61,164,832)
Total - representing net assets applicable to outstanding capital stock	$583,436,524
Class A
Net assets	$320,969,477
Shares outstanding	16,116,830
Net asset value per share	$19.92
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.54
Advisor Class
Net assets	$17,986,263
Shares outstanding	903,510
Net asset value per share	$19.91
Class C
Net assets	$35,279,209
Shares outstanding	1,771,433
Net asset value per share	$19.92
Institutional Class
Net assets	$190,224,543
Shares outstanding	9,559,354
Net asset value per share	$19.90
Institutional 2 Class
Net assets	$7,376,605
Shares outstanding	370,938
Net asset value per share	$19.89
Institutional 3 Class
Net assets	$11,600,427
Shares outstanding	582,118
Net asset value per share	$19.93
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	17

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$27,774
Interest	10,785,868
Total income	10,813,642
Expenses:
Management services fees	1,365,963
Distribution and/or service fees
Class A	411,766
Class C	185,772
Transfer agent fees
Class A	94,901
Advisor Class	5,268
Class C	10,706
Institutional Class	54,202
Institutional 2 Class	2,332
Institutional 3 Class	716
Compensation of board members	15,276
Custodian fees	6,440
Printing and postage fees	15,596
Registration fees	13,224
Audit fees	15,250
Legal fees	9,843
Interest on interfund lending	5,052
Compensation of chief compliance officer	57
Other	9,940
Total expenses	2,222,304
Expense reduction	(40)
Total net expenses	2,222,264
Net investment income	8,591,378
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,371,928)
Futures contracts	767,882
Net realized loss	(7,604,046)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,113,095)
Net change in unrealized appreciation (depreciation)	(8,113,095)
Net realized and unrealized loss	(15,717,141)
Net decrease in net assets resulting from operations	$(7,125,763)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$8,591,378	$17,389,703
Net realized loss	(7,604,046)	(11,888,347)
Net change in unrealized appreciation (depreciation)	(8,113,095)	(81,210,344)
Net decrease in net assets resulting from operations	(7,125,763)	(75,708,988)
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,731,647)	(10,142,005)
Advisor Class	(284,658)	(588,662)
Class C	(396,282)	(755,020)
Institutional Class	(2,930,632)	(6,832,301)
Institutional 2 Class	(128,016)	(204,199)
Institutional 3 Class	(199,166)	(429,770)
Total distributions to shareholders	(8,670,401)	(18,951,957)
Decrease in net assets from capital stock activity	(58,948,346)	(62,459,830)
Total decrease in net assets	(74,744,510)	(157,120,775)
Net assets at beginning of period	658,181,034	815,301,809
Net assets at end of period	$583,436,524	$658,181,034
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	19

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,796,617	54,121,511	2,827,601	59,709,697
Distributions reinvested	242,813	4,653,823	465,213	10,004,049
Redemptions	(4,521,042)	(86,717,791)	(5,677,289)	(117,834,520)
Net decrease	(1,481,612)	(27,942,457)	(2,384,475)	(48,120,774)
Advisor Class
Subscriptions	362,353	6,959,442	1,104,949	22,853,745
Distributions reinvested	14,833	284,349	27,304	584,883
Redemptions	(521,991)	(10,005,637)	(1,045,297)	(21,511,716)
Net increase (decrease)	(144,805)	(2,761,846)	86,956	1,926,912
Class C
Subscriptions	183,333	3,557,159	434,477	9,383,550
Distributions reinvested	20,504	392,934	34,621	743,222
Redemptions	(394,033)	(7,602,847)	(674,590)	(14,361,509)
Net decrease	(190,196)	(3,652,754)	(205,492)	(4,234,737)
Institutional Class
Subscriptions	4,526,219	86,984,170	5,249,253	110,912,003
Distributions reinvested	149,809	2,870,374	311,932	6,701,166
Redemptions	(5,743,592)	(110,755,275)	(6,428,241)	(132,167,853)
Net decrease	(1,067,564)	(20,900,731)	(867,056)	(14,554,684)
Institutional 2 Class
Subscriptions	72,971	1,403,870	456,513	9,573,828
Distributions reinvested	6,564	125,599	9,463	201,519
Redemptions	(148,782)	(2,855,493)	(331,764)	(6,785,476)
Net increase (decrease)	(69,247)	(1,326,024)	134,212	2,989,871
Institutional 3 Class
Subscriptions	172,409	3,319,574	315,473	6,705,144
Distributions reinvested	10,358	198,579	19,954	429,189
Redemptions	(306,165)	(5,882,687)	(361,055)	(7,600,751)
Net decrease	(123,398)	(2,364,534)	(25,628)	(466,418)
Total net decrease	(3,076,822)	(58,948,346)	(3,261,483)	(62,459,830)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

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Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A(c)
Six Months Ended 1/31/2023 (Unaudited)	$20.33	0.28	(0.41)	(0.13)	(0.28)	—	(0.28)
Year Ended 7/31/2022	$22.88	0.48	(2.51)	(2.03)	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2021	$22.56	0.48	0.34	0.82	(0.49)	(0.01)	(0.50)
Year Ended 7/31/2020	$22.22	0.56	0.34	0.90	(0.56)	—	(0.56)
Year Ended 7/31/2019	$21.49	0.64	0.73	1.37	(0.64)	—	(0.64)
Year Ended 7/31/2018	$22.01	0.64	(0.44)	0.20	(0.64)	(0.08)	(0.72)
Advisor Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$20.32	0.31	(0.41)	(0.10)	(0.31)	—	(0.31)
Year Ended 7/31/2022	$22.87	0.53	(2.51)	(1.98)	(0.53)	(0.04)	(0.57)
Year Ended 7/31/2021	$22.55	0.54	0.34	0.88	(0.55)	(0.01)	(0.56)
Year Ended 7/31/2020	$22.21	0.60	0.34	0.94	(0.60)	—	(0.60)
Year Ended 7/31/2019	$21.47	0.68	0.78	1.46	(0.72)	—	(0.72)
Year Ended 7/31/2018	$22.00	0.68	(0.41)	0.27	(0.72)	(0.08)	(0.80)
Class C(c)
Six Months Ended 1/31/2023 (Unaudited)	$20.33	0.21	(0.41)	(0.20)	(0.21)	—	(0.21)
Year Ended 7/31/2022	$22.88	0.31	(2.50)	(2.19)	(0.32)	(0.04)	(0.36)
Year Ended 7/31/2021	$22.56	0.32	0.33	0.65	(0.32)	(0.01)	(0.33)
Year Ended 7/31/2020	$22.22	0.40	0.34	0.74	(0.40)	—	(0.40)
Year Ended 7/31/2019	$21.49	0.48	0.73	1.21	(0.48)	—	(0.48)
Year Ended 7/31/2018	$22.01	0.48	(0.44)	0.04	(0.48)	(0.08)	(0.56)
Institutional Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$20.32	0.30	(0.41)	(0.11)	(0.31)	—	(0.31)
Year Ended 7/31/2022	$22.86	0.53	(2.50)	(1.97)	(0.53)	(0.04)	(0.57)
Year Ended 7/31/2021	$22.54	0.54	0.34	0.88	(0.55)	(0.01)	(0.56)
Year Ended 7/31/2020	$22.20	0.60	0.34	0.94	(0.60)	—	(0.60)
Year Ended 7/31/2019	$21.47	0.68	0.77	1.45	(0.72)	—	(0.72)
Year Ended 7/31/2018	$21.99	0.68	(0.40)	0.28	(0.72)	(0.08)	(0.80)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 1/31/2023 (Unaudited)	$19.92	(0.56%)	0.80%(d),(e)	0.80%(d),(e),(f)	2.84%(d)	7%	$320,969
Year Ended 7/31/2022	$20.33	(8.97%)	0.77%(e)	0.77%(e),(f)	2.20%	19%	$357,808
Year Ended 7/31/2021	$22.88	3.69%	0.77%	0.77%(f)	2.15%	7%	$457,218
Year Ended 7/31/2020	$22.56	4.17%	0.77%	0.77%(f)	2.49%	25%	$421,457
Year Ended 7/31/2019	$22.22	6.50%	0.78%	0.78%	2.95%	18%	$414,107
Year Ended 7/31/2018	$21.49	0.98%	0.78%	0.78%(f)	2.90%	17%	$402,818
Advisor Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$19.91	(0.43%)	0.55%(d),(e)	0.55%(d),(e),(f)	3.09%(d)	7%	$17,986
Year Ended 7/31/2022	$20.32	(8.74%)	0.52%(e)	0.52%(e),(f)	2.48%	19%	$21,305
Year Ended 7/31/2021	$22.87	3.90%	0.52%	0.52%(f)	2.39%	7%	$21,987
Year Ended 7/31/2020	$22.55	4.44%	0.52%	0.52%(f)	2.74%	25%	$13,938
Year Ended 7/31/2019	$22.21	6.77%	0.53%	0.53%	3.19%	18%	$12,205
Year Ended 7/31/2018	$21.47	1.23%	0.54%	0.54%(f)	3.16%	17%	$7,443
Class C(c)
Six Months Ended 1/31/2023 (Unaudited)	$19.92	(0.94%)	1.55%(d),(e)	1.55%(d),(e),(f)	2.09%(d)	7%	$35,279
Year Ended 7/31/2022	$20.33	(9.65%)	1.52%(e)	1.52%(e),(f)	1.45%	19%	$39,886
Year Ended 7/31/2021	$22.88	2.91%	1.52%	1.52%(f)	1.41%	7%	$49,588
Year Ended 7/31/2020	$22.56	3.40%	1.53%	1.53%(f)	1.74%	25%	$58,885
Year Ended 7/31/2019	$22.22	5.70%	1.53%	1.53%	2.20%	18%	$58,620
Year Ended 7/31/2018	$21.49	0.22%	1.53%	1.53%(f)	2.14%	17%	$63,680
Institutional Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$19.90	(0.48%)	0.55%(d),(e)	0.55%(d),(e),(f)	3.09%(d)	7%	$190,225
Year Ended 7/31/2022	$20.32	(8.70%)	0.52%(e)	0.52%(e),(f)	2.45%	19%	$215,892
Year Ended 7/31/2021	$22.86	3.86%	0.52%	0.52%(f)	2.39%	7%	$262,778
Year Ended 7/31/2020	$22.54	4.44%	0.52%	0.52%(f)	2.74%	25%	$208,340
Year Ended 7/31/2019	$22.20	6.76%	0.53%	0.53%	3.19%	18%	$156,662
Year Ended 7/31/2018	$21.47	1.23%	0.53%	0.53%(f)	3.15%	17%	$119,138
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	23

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$20.30	0.30	(0.40)	(0.10)	(0.31)	—	(0.31)
Year Ended 7/31/2022	$22.85	0.53	(2.51)	(1.98)	(0.53)	(0.04)	(0.57)
Year Ended 7/31/2021	$22.53	0.54	0.33	0.87	(0.54)	(0.01)	(0.55)
Year Ended 7/31/2020	$22.18	0.60	0.35	0.95	(0.60)	—	(0.60)
Year Ended 7/31/2019	$21.45	0.68	0.73	1.41	(0.68)	—	(0.68)
Year Ended 7/31/2018	$21.98	0.68	(0.41)	0.27	(0.72)	(0.08)	(0.80)
Institutional 3 Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$20.34	0.31	(0.41)	(0.10)	(0.31)	—	(0.31)
Year Ended 7/31/2022	$22.90	0.54	(2.52)	(1.98)	(0.54)	(0.04)	(0.58)
Year Ended 7/31/2021	$22.58	0.55	0.34	0.89	(0.56)	(0.01)	(0.57)
Year Ended 7/31/2020	$22.23	0.60	0.35	0.95	(0.60)	—	(0.60)
Year Ended 7/31/2019	$21.50	0.68	0.77	1.45	(0.72)	—	(0.72)
Year Ended 7/31/2018	$22.04	0.68	(0.42)	0.26	(0.72)	(0.08)	(0.80)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$19.89	(0.43%)	0.55%(d),(e)	0.55%(d),(e)	3.09%(d)	7%	$7,377
Year Ended 7/31/2022	$20.30	(8.76%)	0.53%(e)	0.53%(e)	2.49%	19%	$8,937
Year Ended 7/31/2021	$22.85	3.99%	0.53%	0.53%	2.39%	7%	$6,991
Year Ended 7/31/2020	$22.53	4.24%	0.54%	0.54%	2.72%	25%	$5,519
Year Ended 7/31/2019	$22.18	6.95%	0.54%	0.54%	3.20%	18%	$2,683
Year Ended 7/31/2018	$21.45	1.21%	0.55%	0.55%	3.15%	17%	$2,433
Institutional 3 Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$19.93	(0.41%)	0.50%(d),(e)	0.50%(d),(e)	3.14%(d)	7%	$11,600
Year Ended 7/31/2022	$20.34	(8.73%)	0.48%(e)	0.48%(e)	2.50%	19%	$14,353
Year Ended 7/31/2021	$22.90	4.09%	0.48%	0.48%	2.43%	7%	$16,740
Year Ended 7/31/2020	$22.58	4.29%	0.48%	0.48%	2.77%	25%	$12,274
Year Ended 7/31/2019	$22.23	6.80%	0.49%	0.49%	3.24%	18%	$9,387
Year Ended 7/31/2018	$21.50	1.27%	0.50%	0.50%	3.23%	17%	$7,339
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	25

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Minnesota Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
26	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	767,882
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	13,816,029

28	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
*	Based on the ending daily outstanding amounts for the six months ended January 31, 2023.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.46% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
30	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.06
Class C	0.06
Institutional Class	0.06
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $457,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2022, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	72,674
Class C	—	1.00(b)	1,268

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2022 through November 30, 2023	Prior to December 1, 2022
Class A	0.84%	0.84%
Advisor Class	0.59	0.59
Class C	1.59	1.59
Institutional Class	0.59	0.59
Institutional 2 Class	0.58	0.60
Institutional 3 Class	0.54	0.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
621,541,000	2,087,000	(41,794,000)	(39,707,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(5,057,896)	(7,770,452)	(12,828,348)
32	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $40,849,777 and $101,279,586, respectively, for the six months ended January 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,200,000	3.79	22
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or
34	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023	35

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At January 31, 2023, affiliated shareholders of record owned 64.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
36	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2023

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Columbia Minnesota Tax-Exempt Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR199_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Government Money Market Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Government Money Market Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Monthly schedule of portfolio holdings
The Fund’s portfolio holdings are filed with the SEC monthly on Form N-MFP. The Fund’s Form N-MFP filings are available on the SEC’s website at sec.gov and can be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Government Money Market Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio management
John McColley
Average annual total returns (%) (for the period ended January 31, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/06/75	1.45	1.60	0.99	0.53
Class C	06/26/00	1.45	1.60	0.99	0.54
Institutional Class	04/30/10	1.45	1.60	0.99	0.54
Institutional 2 Class	12/11/06	1.50	1.69	1.07	0.60
Institutional 3 Class*	03/01/17	1.53	1.72	1.09	0.61
Class R	08/03/09	1.45	1.60	0.99	0.54
The Fund’s share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in fees associated with each share class.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The performance of different share classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
Prior to October 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Columbia Government Money Market Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2023)
Repurchase Agreements	8.2
Treasury Bills	9.2
U.S. Government & Agency Obligations	76.7
U.S. Treasury Obligations	5.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Government Money Market Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,014.50	1,023.59	1.90	1.91	0.37
Class C	1,000.00	1,000.00	1,014.50	1,023.54	1.95	1.96	0.38
Institutional Class	1,000.00	1,000.00	1,014.50	1,023.54	1.95	1.96	0.38
Institutional 2 Class	1,000.00	1,000.00	1,015.00	1,024.05	1.44	1.44	0.28
Institutional 3 Class	1,000.00	1,000.00	1,015.30	1,024.26	1.23	1.24	0.24
Class R	1,000.00	1,000.00	1,014.50	1,023.54	1.95	1.96	0.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Government Money Market Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 8.0%
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party RBC Dominion Securities, Inc.
dated 01/31/2023, matures 02/01/2023,
repurchase price $30,003,567 (collateralized by U.S. Treasury Securities, Total Market Value $30,600,037)
	4.280%	30,000,000	30,000,000
Tri-party TD Securities (USA) LLC
dated 01/31/2023, matures 02/01/2023,
repurchase price $30,003,583 (collateralized by U.S. Treasury Securities, Total Market Value $30,600,069)
	4.300%	30,000,000	30,000,000
Total Repurchase Agreements (Cost $60,000,000)			60,000,000

Treasury Bills 8.9%

United States 8.9%
U.S. Treasury Bills
02/02/2023	2.040%	25,000,000	24,997,208
02/21/2023	3.900%	29,000,000	28,935,024
02/28/2023	4.410%	13,000,000	12,956,125
Total			66,888,357
Total Treasury Bills (Cost $66,888,357)			66,888,357

U.S. Government & Agency Obligations 74.8%

Federal Agricultural Mortgage Corp.
05/12/2023	2.290%	4,500,000	4,500,000
12/12/2023	4.940%	5,000,000	5,000,000
12/22/2023	4.840%	8,000,000	8,000,000
Federal Agricultural Mortgage Corp. Discount Notes
02/21/2023	4.140%	10,000,000	9,976,222
04/26/2023	4.670%	13,500,000	13,354,785
Federal Farm Credit Banks Discount Notes
02/21/2023	4.110%	2,000,000	1,995,278
03/01/2023	4.420%	11,000,000	10,961,500
Federal Farm Credit Banks Funding Corp.
11/09/2023	5.040%	6,500,000	6,500,000
Federal Home Loan Banks
03/21/2023	1.240%	3,000,000	3,000,000
03/21/2023	1.290%	3,000,000	3,000,000
12/29/2023	4.870%	8,000,000	8,000,000
01/10/2024	4.970%	6,000,000	5,999,457
01/10/2024	5.000%	4,000,000	4,000,000
01/26/2024	5.050%	8,000,000	8,000,000
Federal Home Loan Banks(a)
03/30/2023	2.110%	3,500,000	3,500,000
Federal Home Loan Banks Discount Notes(b)
02/01/2023	0.000%	18,500,000	18,500,000
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks Discount Notes
02/03/2023	2.860%	4,352,000	4,350,977
02/06/2023	3.500%	37,202,000	37,180,630
02/07/2023	3.670%	17,000,000	16,988,043
02/08/2023	3.750%	33,500,000	33,472,522
02/09/2023	3.760%	28,000,000	27,974,067
02/10/2023	3.900%	58,000,000	57,938,090
02/13/2023	4.000%	16,000,000	15,977,253
02/14/2023	4.030%	10,000,000	9,984,581
02/15/2023	4.030%	30,200,000	30,150,127
02/17/2023	4.090%	12,000,000	11,977,160
02/22/2023	4.220%	35,000,000	34,911,304
02/23/2023	4.270%	11,900,000	11,868,075
02/24/2023	4.320%	2,000,000	1,994,339
02/27/2023	4.200%	9,000,000	8,972,148
03/01/2023	4.350%	10,100,000	10,065,184
03/03/2023	4.270%	18,000,000	17,935,008
03/08/2023	4.400%	13,000,000	12,943,883
03/10/2023	4.450%	10,000,000	9,953,904
03/14/2023	4.470%	9,709,000	9,659,314
03/15/2023	4.450%	5,000,000	4,973,896
03/24/2023	4.530%	15,000,000	14,903,865
04/04/2023	4.550%	15,000,000	14,883,233
04/05/2023	4.560%	5,640,000	5,595,289
04/10/2023	4.630%	12,512,000	12,403,549
04/17/2023	4.650%	13,000,000	12,875,417
04/19/2023	4.650%	12,000,000	11,881,933
Federal Home Loan Mortgage Corp.(a)
04/05/2023	2.330%	3,750,000	3,750,000
Total U.S. Government & Agency Obligations (Cost $559,851,033)			559,851,033

U.S. Treasury Obligations 5.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(c)
3-month U.S. Treasury Index + 0.034% 04/30/2023	4.683%	8,000,000	8,000,078
3-month U.S. Treasury Index + -0.015% 01/31/2024	4.634%	19,000,000	19,008,445
3-month U.S. Treasury Index + 0.037% 07/31/2024	4.686%	16,000,000	15,995,276
Total U.S. Treasury Obligations (Cost $43,003,799)			43,003,799
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Government Money Market Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Total Investments in Securities (Cost: $729,743,189)	729,743,189
Other Assets & Liabilities, Net	18,391,153
Net Assets	748,134,342
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(b)	Zero coupon bond.
(c)	Variable rate security. The interest rate shown was the current rate as of January 31, 2023.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	60,000,000	—	60,000,000
Treasury Bills	—	66,888,357	—	66,888,357
U.S. Government & Agency Obligations	—	559,851,033	—	559,851,033
U.S. Treasury Obligations	—	43,003,799	—	43,003,799
Total Investments in Securities	—	729,743,189	—	729,743,189
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Government Money Market Fund | Semiannual Report 2023

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $669,743,189)	$669,743,189
Repurchase agreements (cost $60,000,000)	60,000,000
Cash	17,548,419
Receivable for:
Capital shares sold	4,407,438
Interest	429,462
Expense reimbursement due from Investment Manager	3,758
Prepaid expenses	8,578
Other assets	26,247
Total assets	752,167,091
Liabilities
Payable for:
Capital shares purchased	1,177,371
Distributions to shareholders	2,548,843
Management services fees	6,696
Transfer agent fees	68,235
Compensation of board members	187,645
Compensation of chief compliance officer	60
Other expenses	43,899
Total liabilities	4,032,749
Net assets applicable to outstanding capital stock	$748,134,342
Represented by
Paid in capital	748,387,823
Total distributable earnings (loss)	(253,481)
Total - representing net assets applicable to outstanding capital stock	$748,134,342
Class A
Net assets	$451,431,867
Shares outstanding	451,387,621
Net asset value per share	$1.00
Class C
Net assets	$17,100,317
Shares outstanding	17,103,636
Net asset value per share	$1.00
Institutional Class
Net assets	$98,775,176
Shares outstanding	98,809,844
Net asset value per share	$1.00
Institutional 2 Class
Net assets	$117,178,563
Shares outstanding	117,183,289
Net asset value per share	$1.00
Institutional 3 Class
Net assets	$59,761,168
Shares outstanding	59,775,964
Net asset value per share	$1.00
Class R
Net assets	$3,887,251
Shares outstanding	3,887,267
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2023	9

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,162
Interest	10,985,127
Total income	10,990,289
Expenses:
Management services fees	1,097,914
Transfer agent fees
Class A	301,692
Class C	13,618
Institutional Class	72,083
Institutional 2 Class	25,363
Institutional 3 Class	2,721
Class R	3,115
Compensation of board members	17,825
Custodian fees	6,445
Printing and postage fees	80,934
Registration fees	63,411
Audit fees	15,250
Legal fees	9,973
Compensation of chief compliance officer	60
Other	9,388
Total expenses	1,719,792
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(551,975)
Expense reduction	(2,501)
Total net expenses	1,165,316
Net investment income	9,824,973
Net increase in net assets resulting from operations	$9,824,973
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Government Money Market Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$9,824,973	$938,103
Net realized gain	—	11,112
Net increase in net assets resulting from operations	9,824,973	949,215
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,898,560)	(612,241)
Class C	(258,580)	(26,485)
Institutional Class	(1,368,069)	(153,207)
Institutional 2 Class	(1,385,247)	(129,098)
Institutional 3 Class	(861,591)	(120,536)
Class R	(58,987)	(6,600)
Total distributions to shareholders	(9,831,034)	(1,048,167)
Increase in net assets from capital stock activity	138,380,726	90,311,602
Total increase in net assets	138,374,665	90,212,650
Net assets at beginning of period	609,759,677	519,547,027
Net assets at end of period	$748,134,342	$609,759,677
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	212,794,486	212,794,488	122,477,570	122,477,570
Distributions reinvested	5,768,838	5,768,837	597,837	597,837
Redemptions	(134,622,837)	(134,622,837)	(114,573,092)	(114,573,093)
Net increase	83,940,487	83,940,488	8,502,315	8,502,314
Class C
Subscriptions	8,701,455	8,701,454	15,149,503	15,149,502
Distributions reinvested	254,048	254,048	26,015	26,015
Redemptions	(9,538,694)	(9,538,694)	(8,307,486)	(8,307,486)
Net increase (decrease)	(583,191)	(583,192)	6,868,032	6,868,031
Institutional Class
Subscriptions	30,252,576	30,252,576	42,765,056	42,765,056
Distributions reinvested	1,343,609	1,343,609	150,864	150,864
Redemptions	(24,637,077)	(24,637,077)	(36,762,655)	(36,762,655)
Net increase	6,959,108	6,959,108	6,153,265	6,153,265
Institutional 2 Class
Subscriptions	64,995,817	64,995,817	86,490,850	86,490,850
Distributions reinvested	1,385,227	1,385,227	129,098	129,098
Redemptions	(21,126,099)	(21,126,099)	(22,337,086)	(22,337,086)
Net increase	45,254,945	45,254,945	64,282,862	64,282,862
Institutional 3 Class
Subscriptions	25,592,104	25,592,104	58,820,671	58,820,670
Distributions reinvested	861,520	861,520	120,527	120,527
Redemptions	(23,713,779)	(23,713,779)	(52,869,413)	(52,869,413)
Net increase	2,739,845	2,739,845	6,071,785	6,071,784
Class R
Subscriptions	1,809,238	1,809,238	1,797,153	1,797,154
Distributions reinvested	58,571	58,571	6,533	6,533
Redemptions	(1,798,277)	(1,798,277)	(3,370,341)	(3,370,341)
Net increase (decrease)	69,532	69,532	(1,566,655)	(1,566,654)
Total net increase	138,380,726	138,380,726	90,311,604	90,311,602
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Government Money Market Fund | Semiannual Report 2023

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Columbia Government Money Market Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2023 (Unaudited)	$1.00	0.01	0.00	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2022	$1.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)
Year Ended 7/31/2021	$1.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	—	(0.00)(d)
Year Ended 7/31/2020	$1.00	0.01	0.00(d)	0.01	(0.01)	(0.00)(d)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00(d)	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2018	$1.00	0.01	0.00(d)	0.01	(0.01)	—	(0.01)
Class C
Six Months Ended 1/31/2023 (Unaudited)	$1.00	0.01	0.00	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2022	$1.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)
Year Ended 7/31/2021	$1.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	—	(0.00)(d)
Year Ended 7/31/2020	$1.00	0.01	0.00(d)	0.01	(0.01)	(0.00)(d)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00(d)	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2018	$1.00	0.01	0.00(d)	0.01	(0.01)	—	(0.01)
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$1.00	0.01	0.00	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2022	$1.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)
Year Ended 7/31/2021	$1.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	—	(0.00)(d)
Year Ended 7/31/2020	$1.00	0.01	0.00(d)	0.01	(0.01)	(0.00)(d)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00(d)	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2018	$1.00	0.01	0.00(d)	0.01	(0.01)	—	(0.01)
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$1.00	0.02	0.00	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2022	$1.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)
Year Ended 7/31/2021	$1.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	—	(0.00)(d)
Year Ended 7/31/2020	$1.00	0.01	0.00(d)	0.01	(0.01)	(0.00)(d)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00(d)	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2018	$1.00	0.01	0.00(d)	0.01	(0.01)	—	(0.01)
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$1.00	0.02	0.00	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2022	$1.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)
Year Ended 7/31/2021	$1.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	—	(0.00)(d)
Year Ended 7/31/2020	$1.00	0.01	0.00(d)	0.01	(0.01)	(0.00)(d)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00(d)	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2018	$1.00	0.01	0.00(d)	0.01	(0.01)	—	(0.01)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Government Money Market Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2023 (Unaudited)	$1.00	1.45%	0.54%(b)	0.37%(b),(c)	2.93%(b)	$451,432
Year Ended 7/31/2022	$1.00	0.17%	0.61%	0.17%(c),(e)	0.15%	$367,496
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08%(c),(e)	0.01%	$359,058
Year Ended 7/31/2020	$1.00	0.90%	0.63%	0.39%(c),(e)	0.82%	$395,640
Year Ended 7/31/2019	$1.00	1.83%	0.65%	0.50%	1.83%	$380,309
Year Ended 7/31/2018	$1.00	0.90%	0.66%	0.51%(c)	0.86%	$433,330
Class C
Six Months Ended 1/31/2023 (Unaudited)	$1.00	1.45%	0.54%(b)	0.38%(b),(c)	2.86%(b)	$17,100
Year Ended 7/31/2022	$1.00	0.16%	0.61%	0.20%(c),(e)	0.20%	$17,684
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08%(c),(e)	0.01%	$10,818
Year Ended 7/31/2020	$1.00	0.90%	0.62%	0.34%(c),(e)	0.58%	$16,598
Year Ended 7/31/2019	$1.00	1.83%	0.65%	0.50%	1.85%	$7,541
Year Ended 7/31/2018	$1.00	0.90%	0.66%	0.51%(c)	0.85%	$7,042
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$1.00	1.45%	0.54%(b)	0.38%(b),(c)	2.86%(b)	$98,775
Year Ended 7/31/2022	$1.00	0.17%	0.61%	0.17%(c),(e)	0.15%	$91,817
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08%(c),(e)	0.01%	$85,679
Year Ended 7/31/2020	$1.00	0.90%	0.63%	0.37%(c),(e)	0.74%	$94,458
Year Ended 7/31/2019	$1.00	1.83%	0.65%	0.50%	1.82%	$69,331
Year Ended 7/31/2018	$1.00	0.90%	0.65%	0.51%(c)	0.90%	$94,239
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$1.00	1.50%	0.45%(b)	0.28%(b)	3.08%(b)	$117,179
Year Ended 7/31/2022	$1.00	0.20%	0.49%	0.25%(e)	0.45%	$71,925
Year Ended 7/31/2021	$1.00	0.01%	0.52%	0.07%(e)	0.01%	$7,647
Year Ended 7/31/2020	$1.00	1.00%	0.51%	0.29%(e)	0.82%	$8,354
Year Ended 7/31/2019	$1.00	1.96%	0.52%	0.36%	2.06%	$4,674
Year Ended 7/31/2018	$1.00	1.07%	0.49%	0.34%	1.12%	$1,919
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$1.00	1.53%	0.40%(b)	0.24%(b)	2.97%(b)	$59,761
Year Ended 7/31/2022	$1.00	0.21%	0.46%	0.13%(e)	0.20%	$57,021
Year Ended 7/31/2021	$1.00	0.01%	0.47%	0.08%(e)	0.01%	$50,960
Year Ended 7/31/2020	$1.00	1.04%	0.46%	0.26%(e)	0.97%	$63,239
Year Ended 7/31/2019	$1.00	2.02%	0.47%	0.31%	2.06%	$69,061
Year Ended 7/31/2018	$1.00	1.08%	0.46%	0.33%	1.38%	$10,312
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2023	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 1/31/2023 (Unaudited)	$1.00	0.01	0.00	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2022	$1.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)
Year Ended 7/31/2021	$1.00	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	—	(0.00)(d)
Year Ended 7/31/2020	$1.00	0.01	0.00(d)	0.01	(0.01)	(0.00)(d)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00(d)	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2018	$1.00	0.01	0.00(d)	0.01	(0.01)	—	(0.01)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	Annualized.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Rounds to zero.
(e)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	7/31/2022	7/31/2021	7/31/2020
Class A	0.24%	0.36%	0.08%
Class C	0.21%	0.36%	0.11%
Institutional Class	0.24%	0.36%	0.09%
Institutional 2 Class	0.04%	0.27%	0.06%
Institutional 3 Class	0.13%	0.21%	0.03%
Class R	0.26%	0.37%	0.09%
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Government Money Market Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class R
Six Months Ended 1/31/2023 (Unaudited)	$1.00	1.45%	0.54%(b)	0.38%(b),(c)	2.86%(b)	$3,887
Year Ended 7/31/2022	$1.00	0.17%	0.61%	0.15%(c),(e)	0.12%	$3,818
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.07%(c),(e)	0.01%	$5,385
Year Ended 7/31/2020	$1.00	0.90%	0.63%	0.37%(c),(e)	0.72%	$4,606
Year Ended 7/31/2019	$1.00	1.82%	0.65%	0.50%	1.84%	$2,917
Year Ended 7/31/2018	$1.00	0.90%	0.65%	0.51%(c)	0.87%	$3,763
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2023	17

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Government Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Certain securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or
18	Columbia Government Money Market Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2023:
	RBC Dominion Securities ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	30,000,000	30,000,000	60,000,000
Total financial and derivative net assets	30,000,000	30,000,000	60,000,000
Total collateral received (pledged) (a)	30,000,000	30,000,000	60,000,000
Net amount (b)	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Government Money Market Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.33% to 0.12% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.33% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to
20	Columbia Government Money Market Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $2,501.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A shares, and a fee at an annual rate of up to 0.75% and 0.50% of the Fund’s average daily net assets attributable to Class C and Class R shares, respectively. For the six months ended January 31, 2023, the Fund did not pay fees for Class A, Class C and Class R shares. The contractual fee suspension on Class A, Class C and Class R shares is effective through November 30, 2023.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $433,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2022, and may be recovered from future payments under the distribution plan or Contingent Deferred Sales Charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
CDSCs received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below. These CDSCs are from the sale of shares issued by the Fund in exchange for shares of a non-money market fund subject to a CDSC that were subsequently redeemed within the CDSC timeframe imposed from the original purchase.
Columbia Government Money Market Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
	Front End (%)	CDSC (%)	Amount ($)
Class A	—	—	9,139
Class C	—	—	1,665
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2022 through November 30, 2023	Prior to December 1, 2022
Class A	0.45%	0.50%
Class C	1.10	1.15
Institutional Class	0.35	0.40
Institutional 2 Class	0.26	0.29
Institutional 3 Class	0.21	0.25
Class R	0.85	0.90
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund with the intent of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. The contractual expense cap includes distribution and shareholder services fees. As discussed above, the distribution and/or shareholder services fee is not charged to Class A, Class C and Class R shares.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the cost of all investments for federal income tax purposes was approximately $729,743,000. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
22	Columbia Government Money Market Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended January 31, 2023.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Government money market fund risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to
Columbia Government Money Market Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global
24	Columbia Government Money Market Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2023, one unaffiliated shareholder of record owned 21.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 36.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Government Money Market Fund | Semiannual Report 2023	25

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Columbia Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR200_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Short-Term Cash Fund
Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the 1933 Act.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Short-Term Cash Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Monthly schedule of portfolio holdings
The Fund’s portfolio holdings are filed with the SEC monthly on Form N-MFP. The Fund’s Form N-MFP filings are available on the SEC’s website at sec.gov and can be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Short-Term Cash Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Portfolio management
John McColley
Portfolio breakdown (%) (at January 31, 2023)
Asset-Backed Commercial Paper	2.4
Asset-Backed Securities — Non-Agency(a)	1.2
Certificates of Deposit	4.5
Commercial Paper	21.8
Repurchase Agreements	25.4
U.S. Government & Agency Obligations	39.5
U.S. Treasury Obligations	5.2
Total	100.0

(a)	Category comprised of short-term asset-backed securities.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Short-Term Cash Fund | Semiannual Report 2023	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Short-Term Cash Fund	1,000.00	1,000.00	1,017.00	1,025.43	0.05	0.05	0.01
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
4	Columbia Short-Term Cash Fund | Semiannual Report 2023

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Commercial Paper 2.4%
Issuer	Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a)
02/13/2023	4.760%	50,000,000	49,915,400
02/14/2023	4.760%	15,000,000	14,972,655
02/15/2023	4.760%	50,000,000	49,902,350
02/16/2023	4.760%	52,900,000	52,789,756
02/23/2023	4.780%	75,000,000	74,774,775
03/16/2023	4.830%	52,185,000	51,883,162
03/20/2023	4.830%	29,561,000	29,374,234
03/24/2023	4.840%	50,000,000	49,657,300
Total Asset-Backed Commercial Paper (Cost $373,398,921)			373,269,632

Asset-Backed Securities — Non-Agency 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amur Equipment Finance Receivables XI LLC(a)
Series 2022-2A Class A1
09/20/2023	3.994%	12,206,022	12,188,934
ARI Fleet Lease Trust(a)
Series 2022-A Class A1
04/17/2023	1.495%	66,781	66,701
CarMax Auto Owner Trust
Series 2023-1 Class A1
02/15/2024	4.964%	45,000,000	45,033,615
DLL Finance LLC(a),(b)
Series 2023-1A Class A1
02/20/2024	5.014%	23,500,000	23,500,000
Ford Credit Auto Lease Trust
Series 2023-A Class A1
02/15/2024	4.959%	22,000,000	22,009,708
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2022-1 Class A1
10/16/2023	4.335%	25,895,367	25,848,380
HPEFS Equipment Trust(a)
Series 2022-2A Class A1
05/22/2023	1.905%	5,053,604	5,045,850
Series 2022-3A Class A1
10/20/2023	4.331%	42,220,397	42,162,057
NMEF Funding(a)
Series 2022-B Class A1
09/15/2023	4.675%	14,494,526	14,463,285
Total Asset-Backed Securities — Non-Agency (Cost $190,436,697)			190,318,530

Certificates of Deposit 4.4%
Issuer	Yield	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.
02/01/2023	4.320%	350,000,000	350,000,000
Canadian Imperial Bank of Commerce
02/01/2023	4.290%	200,000,000	200,000,000
Cooperatieve Rabobank UA
02/01/2023	4.000%	140,000,000	140,001,167
Total Certificates of Deposit (Cost $690,000,000)			690,001,167

Commercial Paper 21.2%

Banking 11.2%
Bank of Montreal
02/13/2023	4.580%	140,000,000	139,772,080
03/07/2023	4.690%	150,000,000	149,329,050
04/04/2023	4.780%	25,000,000	24,795,525
04/06/2023	4.830%	100,000,000	99,147,000
DNB Bank ASA(a)
02/03/2023	4.550%	30,000,000	29,988,780
02/13/2023	4.580%	100,000,000	99,837,100
02/14/2023	4.580%	200,000,000	199,649,000
02/23/2023	4.610%	100,000,000	99,710,600
02/24/2023	4.610%	30,000,000	29,909,370
Skandinaviska Enskilda Banken AB(a)
02/07/2023	4.520%	36,650,000	36,618,261
02/09/2023	4.540%	50,000,000	49,944,050
02/14/2023	4.580%	100,000,000	99,824,800
02/21/2023	4.620%	100,000,000	99,734,700
02/22/2023	4.630%	50,000,000	49,860,900
02/27/2023	4.660%	100,000,000	99,656,800
Toronto-Dominion Bank (The)(a)
02/01/2023	4.450%	200,000,000	199,975,600
02/06/2023	4.470%	125,000,000	124,908,250
02/09/2023	4.470%	100,000,000	99,889,800
03/31/2023	4.590%	50,000,000	49,631,650
Total			1,782,183,316
Construction Machinery 2.7%
Caterpillar Financial Services Corp.
02/06/2023	4.440%	100,000,000	99,927,000
02/07/2023	4.450%	90,000,000	89,923,320
02/09/2023	4.460%	110,000,000	109,879,110
02/24/2023	4.570%	130,000,000	129,610,780
Total			429,340,210
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2023	5

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Commercial Paper (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Consumer Products 0.5%
Procter & Gamble Co. (The)(a)
04/17/2023	4.820%	50,000,000	49,503,550
04/24/2023	4.850%	22,500,000	22,254,705
Total			71,758,255
Life Insurance 1.9%
New York Life Capital Corp.(a)
02/03/2023	4.480%	35,160,000	35,147,061
02/15/2023	4.580%	20,327,000	20,288,806
02/17/2023	4.600%	17,374,000	17,336,889
02/24/2023	4.640%	45,196,000	45,058,469
03/06/2023	4.680%	20,700,000	20,610,183
03/13/2023	4.700%	55,699,000	55,406,357
03/31/2023	4.730%	58,619,000	58,173,964
04/04/2023	4.780%	33,667,000	33,391,604
Prudential Funding LLC
02/01/2023	4.380%	15,000,000	14,998,200
Total			300,411,533
Pharmaceuticals 4.9%
Novartis Finance Corp.(a)
02/08/2023	4.480%	140,000,000	139,862,520
02/21/2023	4.620%	44,000,000	43,883,268
02/27/2023	4.660%	64,000,000	63,780,352
02/28/2023	4.660%	105,000,000	104,625,990
Sanofi SA(a)
03/28/2023	4.680%	203,500,000	202,048,435
03/30/2023	4.690%	217,250,000	215,642,567
Total			769,843,132
Total Commercial Paper (Cost $3,354,170,333)			3,353,536,446

Repurchase Agreements 24.6%

Tri-party Federal Reserve Bank of New York
dated 01/31/2023, matures 02/01/2023,
repurchase price $3,550,424,028 (collateralized by U.S. Treasury Securities, Total Market Value $3,550,424,056)
	4.300%	3,550,000,000	3,550,000,000
Tri-party RBC Dominion Securities, Inc.
dated 01/31/2023, matures 02/01/2023,
repurchase price $300,035,667 (collateralized by U.S. Treasury Securities, Total Market Value $306,000,001)
	4.340%	300,000,000	299,999,500
Repurchase Agreements (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (USA) LLC
dated 01/31/2023, matures 02/01/2023,
repurchase price $50,005,972 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,027)
	4.340%	50,000,000	49,999,944
Total Repurchase Agreements (Cost $3,900,000,000)			3,899,999,444

U.S. Government & Agency Obligations 38.2%

Federal Agricultural Mortgage Corp.
05/12/2023	5.060%	17,000,000	16,867,785
12/12/2023	4.960%	15,000,000	14,998,413
Federal Home Loan Banks(c)
SOFR + 0.050% 03/01/2023	4.350%	200,000,000	199,969,422
Federal Home Loan Banks
01/10/2024	4.990%	123,000,000	122,963,944
01/10/2024	4.950%	130,000,000	130,049,514
01/26/2024	5.140%	116,000,000	115,896,196
Federal Home Loan Banks Discount Notes
02/08/2023	4.760%	90,000,000	89,906,194
02/10/2023	5.060%	333,000,000	332,538,768
02/15/2023	4.690%	245,800,000	245,327,560
02/16/2023	5.070%	250,000,000	249,445,287
02/17/2023	5.060%	300,000,000	299,294,106
02/21/2023	5.070%	200,000,000	199,417,736
02/22/2023	5.060%	250,000,000	249,239,430
02/23/2023	5.070%	125,000,000	124,601,624
02/24/2023	4.910%	78,000,000	77,749,165
02/27/2023	5.070%	151,000,000	150,435,754
02/28/2023	4.770%	200,000,000	199,271,368
03/01/2023	5.060%	100,000,000	99,599,344
03/02/2023	5.080%	85,000,000	84,646,710
03/06/2023	5.070%	100,000,000	99,529,637
03/08/2023	5.050%	250,000,000	248,759,795
03/09/2023	5.080%	200,000,000	198,976,064
03/10/2023	5.060%	125,000,000	124,344,403
03/14/2023	5.080%	150,000,000	149,129,073
03/15/2023	4.880%	190,000,000	188,913,810
03/16/2023	5.070%	100,000,000	99,392,449
03/17/2023	5.060%	125,000,000	124,224,500
03/21/2023	5.070%	200,000,000	198,646,714
03/22/2023	5.060%	250,400,000	248,676,121
03/23/2023	5.070%	200,000,000	198,592,356
03/24/2023	4.780%	269,100,000	267,279,641
03/28/2023	5.080%	100,000,000	99,227,354
03/29/2023	4.960%	300,000,000	297,692,148
03/30/2023	5.070%	100,000,000	99,201,355
03/31/2023	5.070%	150,000,000	148,781,369
04/05/2023	5.060%	150,000,000	148,679,996
04/10/2023	5.060%	44,950,000	44,523,713

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short-Term Cash Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Tennessee Valley Authority Discount Notes
02/22/2023	4.650%	75,000,000	74,790,469
Total U.S. Government & Agency Obligations (Cost $6,064,927,530)			6,061,579,287

U.S. Treasury Obligations 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(c)
3-month U.S. Treasury Index + 0.034% 04/30/2023	4.683%	152,862,500	152,917,188
3-month U.S. Treasury Index + -0.015% 01/31/2024	4.634%	361,500,000	361,367,937
3-month U.S. Treasury Index + 0.037% 07/31/2024	4.686%	285,000,000	284,837,162
Total U.S. Treasury Obligations (Cost $799,426,354)			799,122,287
Total Investments in Securities (Cost: $15,372,359,835)	15,367,826,793
Other Assets & Liabilities, Net	478,974,217
Net Assets	15,846,801,010

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $2,992,699,220, which represents 18.89% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of January 31, 2023.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Commercial Paper	—	373,269,632	—	373,269,632
Asset-Backed Securities — Non-Agency	—	190,318,530	—	190,318,530
Certificates of Deposit	—	690,001,167	—	690,001,167
Commercial Paper	—	3,353,536,446	—	3,353,536,446
Repurchase Agreements	—	3,899,999,444	—	3,899,999,444
U.S. Government & Agency Obligations	—	6,061,579,287	—	6,061,579,287
U.S. Treasury Obligations	—	799,122,287	—	799,122,287
Total Investments in Securities	—	15,367,826,793	—	15,367,826,793
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short-Term Cash Fund | Semiannual Report 2023

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $11,472,359,835)	$11,467,827,348
Repurchase agreements (cost $3,900,000,000)	3,899,999,445
Cash	553,653,483
Receivable for:
Interest	5,562,148
Prepaid expenses	96,077
Total assets	15,927,138,501
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	23,500,000
Distributions to shareholders	56,220,930
Compensation of board members	564,007
Compensation of chief compliance officer	1,555
Other expenses	50,999
Total liabilities	80,337,491
Net assets applicable to outstanding capital stock	$15,846,801,010
Represented by
Paid in capital	15,851,956,060
Total distributable earnings (loss)	(5,155,050)
Total - representing net assets applicable to outstanding capital stock	$15,846,801,010
Shares outstanding	15,852,556,976
Net asset value per share	0.9996
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2023	9

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$46,707
Interest	265,038,772
Total income	265,085,479
Expenses:
Compensation of board members	154,643
Custodian fees	43,266
Shareholder reports and communication	5,243
Audit fees	15,249
Legal fees	112,452
Fidelity and surety fees	43,135
Commitment fees for bank credit facility	48,301
Compensation of chief compliance officer	1,554
Other	4,253
Total expenses	428,096
Net investment income	264,657,383
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,758
Net realized gain	4,758
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,208,036
Net change in unrealized appreciation (depreciation)	2,208,036
Net realized and unrealized gain	2,212,794
Net increase in net assets resulting from operations	$266,870,177
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short-Term Cash Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$264,657,383	$63,253,848
Net realized gain	4,758	230
Net change in unrealized appreciation (depreciation)	2,208,036	(6,680,900)
Net increase in net assets resulting from operations	266,870,177	56,573,178
Distributions to shareholders
Net investment income and net realized gains	(264,757,380)	(63,454,663)
Total distributions to shareholders	(264,757,380)	(63,454,663)
Decrease in net assets from capital stock activity	(1,178,330,148)	(3,124,617,787)
Total decrease in net assets	(1,176,217,351)	(3,131,499,272)
Net assets at beginning of period	17,023,018,361	20,154,517,633
Net assets at end of period	$15,846,801,010	$17,023,018,361

	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	36,156,148,883	36,141,073,141	94,773,615,131	94,747,876,135
Redemptions	(37,335,148,150)	(37,319,403,289)	(97,898,750,207)	(97,872,493,922)
Total net decrease	(1,178,999,267)	(1,178,330,148)	(3,125,135,076)	(3,124,617,787)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2023	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Total return assumes reinvestment of all dividends and distributions, if any. Total return is not annualized for periods of less than one year.
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31,
		2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$0.9995	$0.9999	$1.0000	$0.9999	$0.9999	$1.0000
Income from investment operations:
Net investment income	0.0167	0.0035	0.0009	0.0132	0.0234	0.0152
Net realized and unrealized gain (loss)	0.0002	(0.0001)	(0.0000)(a)	0.0001	0.0001	(0.0002)
Total from investment operations	0.0169	0.0034	0.0009	0.0133	0.0235	0.0150
Less distributions to shareholders from:
Net investment income	(0.0168)	(0.0038)	(0.0010)	(0.0132)	(0.0235)	(0.0151)
Total distributions to shareholders	(0.0168)	(0.0038)	(0.0010)	(0.0132)	(0.0235)	(0.0151)
Net asset value, end of period	$0.9996	$0.9995	$0.9999	$1.0000	$0.9999	$0.9999
Total return	1.70%	0.38%	0.10%	1.32%	2.37%	1.52%
Ratios to average net assets
Total gross expenses	0.01%(b)	0.00%(a)	0.01%	0.00%(a)	0.00%(a)	0.00%(a)
Total net expenses	0.01%(b)	0.00%(a)	0.01%	0.00%(a)	0.00%(a)	0.00%(a)
Net investment income	3.29%(b)	0.35%	0.09%	1.32%	2.34%	1.52%
Supplemental data
Net assets, end of period (in thousands)	$15,846,801	$17,023,018	$20,154,518	$14,286,658	$13,799,707	$14,040,107

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short-Term Cash Fund | Semiannual Report 2023

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Short-Term Cash Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Trust may issue an unlimited number of shares (without par value). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the Securities Act of 1933, as amended.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value. Although the Fund is a money market fund, the net asset value of the Fund will fluctuate with changes in the values of the Fund’s portfolio securities. As a result, the Fund’s net asset value may be above or below $1.0000. Prior to October 1, 2016, the Fund maintained a stable net asset value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the
Columbia Short-Term Cash Fund | Semiannual Report 2023	13

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2023:
	Federal Reserve Bank ($)	RBC Dominion Securities ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	3,550,000,000	299,999,500	49,999,944	3,899,999,444
Total financial and derivative net assets	3,550,000,000	299,999,500	49,999,944	3,899,999,444
Total collateral received (pledged) (a)	3,550,000,000	299,999,500	49,999,944	3,899,999,444
Net amount (b)	-	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
14	Columbia Short-Term Cash Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Columbia Short-Term Cash Fund | Semiannual Report 2023	15

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
15,372,360,000	147,000	(4,680,000)	(4,533,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended January 31, 2023.
16	Columbia Short-Term Cash Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is disclosed as Commitment fees for bank credit facility in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Short-Term Cash Fund | Semiannual Report 2023	17

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund risk
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
If, at any time, the Fund’s weekly liquid assets fall below 30% of its total assets and the Board of Trustees determines it is in the best interests of the Fund, the Fund may, as early as the same day and at any time during the day, impose a fee of up to 2% of the value of all shares redeemed and/or temporarily suspend redemptions (sometimes referred to as imposing redemption gates) for up to 10 business days. If, at the end of any business day, the Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must impose a fee, as of the beginning of the next business day, of 1% of the value of all shares redeemed, unless the Board of Trustees determines that imposing such a fee is not in the best interests of the Fund or the Board of Trustees determines that a lower or higher fee (not to exceed 2% of the value of all shares redeemed) would be in the best interests of the Fund. These determinations may affect the composition of the investment portfolio, performance and operating expenses of the Fund.
Shareholder concentration risk
At January 31, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
18	Columbia Short-Term Cash Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Short-Term Cash Fund | Semiannual Report 2023	19

Columbia Short-Term Cash Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
SAR224_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Limited Duration Credit Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Limited Duration Credit Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Limited Duration Credit Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio management
Tom Murphy, CFA
Lead Portfolio Manager
Managed Fund since 2003
Royce D. Wilson, CFA
Portfolio Manager
Managed Fund since 2012
John Dawson, CFA
Portfolio Manager
Managed Fund since 2020
Shannon Rinehart, CFA
Portfolio Manager
Managed Fund since February 2022
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/19/03	0.34	-3.33	1.39	1.41
	Including sales charges		-2.69	-6.21	0.78	1.10
Advisor Class*		02/28/13	0.57	-2.98	1.65	1.67
Class C	Excluding sales charges	06/19/03	-0.04	-3.98	0.64	0.66
	Including sales charges		-1.03	-4.93	0.64	0.66
Institutional Class		09/27/10	0.47	-2.98	1.65	1.67
Institutional 2 Class		11/08/12	0.50	-3.03	1.70	1.73
Institutional 3 Class*		03/19/13	0.52	-2.99	1.75	1.77
Bloomberg U.S. 1-5 Year Corporate Index			0.04	-2.95	1.76	1.85
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Limited Duration Credit Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2023)
Corporate Bonds & Notes	90.2
Money Market Funds	4.2
U.S. Treasury Obligations	5.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2023)
AAA rating	5.9
A rating	28.8
BBB rating	60.1
BB rating	5.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Limited Duration Credit Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,003.40	1,021.66	3.83	3.86	0.75
Advisor Class	1,000.00	1,000.00	1,005.70	1,022.93	2.56	2.58	0.50
Class C	1,000.00	1,000.00	999.60	1,017.84	7.64	7.71	1.50
Institutional Class	1,000.00	1,000.00	1,004.70	1,022.93	2.55	2.58	0.50
Institutional 2 Class	1,000.00	1,000.00	1,005.00	1,023.19	2.30	2.32	0.45
Institutional 3 Class	1,000.00	1,000.00	1,005.20	1,023.39	2.09	2.11	0.41
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Limited Duration Credit Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 89.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.6%
Boeing Co. (The)
02/01/2026	2.750%	9,240,000	8,712,258
02/04/2026	2.196%	9,778,000	9,028,473
Howmet Aerospace, Inc.
01/15/2029	3.000%	5,670,000	4,947,861
Total			22,688,592
Automotive 0.7%
General Motors Financial Co., Inc.
04/09/2027	5.000%	3,140,000	3,112,051
04/10/2028	2.400%	1,771,000	1,543,572
Total			4,655,623
Banking 14.5%
Bank of America Corp.(a)
12/20/2028	3.419%	28,371,000	26,546,986
HSBC Holdings PLC(a)
11/22/2027	2.251%	17,717,000	15,890,836
JPMorgan Chase & Co.(a)
06/14/2030	4.565%	21,359,000	20,921,108
10/15/2030	2.739%	5,558,000	4,856,524
Morgan Stanley(a)
05/04/2027	1.593%	4,435,000	3,983,934
01/21/2028	2.475%	6,428,000	5,862,131
Wells Fargo & Co.(a)
06/17/2027	3.196%	10,241,000	9,694,894
06/02/2028	2.393%	4,179,000	3,786,660
Total			91,543,073
Building Materials 0.7%
Ferguson Finance PLC(b)
04/20/2027	4.250%	4,422,000	4,294,623
Cable and Satellite 4.6%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	15,735,000	13,184,503
Sky PLC(b)
09/16/2024	3.750%	16,125,000	15,847,521
Total			29,032,024
Electric 20.7%
AES Corp. (The)
01/15/2026	1.375%	10,375,000	9,347,260
American Electric Power Co., Inc.
11/01/2025	1.000%	1,924,000	1,737,170
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenterPoint Energy, Inc.
09/01/2024	2.500%	5,228,000	5,042,035
CMS Energy Corp.
11/15/2025	3.600%	10,450,000	10,051,104
08/15/2027	3.450%	4,790,000	4,531,475
DTE Energy Co.
11/01/2024	4.220%	5,419,000	5,356,535
03/15/2027	3.800%	8,625,000	8,256,662
Edison International
11/15/2024	3.550%	1,850,000	1,800,953
Emera U.S. Finance LP
06/15/2024	0.833%	3,555,000	3,341,109
Emera US Finance LP
06/15/2026	3.550%	12,581,000	11,930,109
Eversource Energy
08/15/2030	1.650%	7,365,000	5,919,030
FirstEnergy Transmission LLC(b)
01/15/2025	4.350%	5,450,000	5,338,103
Georgia Power Co.
07/30/2023	2.100%	16,520,000	16,277,664
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 0.400% 11/03/2023	4.700%	9,135,000	9,124,850
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	5,630,000	5,513,261
NRG Energy, Inc.(b)
12/02/2027	2.450%	7,563,000	6,489,300
Pacific Gas and Electric Co.
06/15/2028	3.000%	8,365,000	7,493,191
Pinnacle West Capital Corp.
06/15/2025	1.300%	2,638,000	2,422,949
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	2,322,000	2,247,106
WEC Energy Group, Inc.
09/15/2023	0.550%	3,380,000	3,287,551
06/15/2025	3.550%	783,000	755,072
01/15/2028	4.750%	4,464,000	4,488,078
Total			130,750,567
Environmental 0.5%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	3,380,000	3,214,348
Food and Beverage 3.5%
Bacardi Ltd.(b)
05/15/2028	4.700%	22,948,000	22,473,320
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Limited Duration Credit Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 7.4%
GE Healthcare Holding LLC(b)
11/15/2027	5.650%	12,665,000	13,112,914
HCA, Inc.
06/15/2026	5.250%	12,365,000	12,386,878
HCA, Inc.(b)
03/15/2027	3.125%	3,452,000	3,208,674
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.390% 10/18/2023	4.690%	17,890,000	17,850,697
Total			46,559,163
Healthcare Insurance 2.7%
Aetna, Inc.
11/15/2024	3.500%	3,051,000	2,981,895
Centene Corp.
07/15/2028	2.450%	16,540,000	14,343,089
Total			17,324,984
Independent Energy 0.4%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	1,311,000	1,227,474
Occidental Petroleum Corp.
09/01/2028	6.375%	1,408,000	1,464,264
Total			2,691,738
Life Insurance 11.1%
CoreBridge Financial, Inc.(b)
04/05/2027	3.650%	1,723,000	1,646,696
Five Corners Funding Trust(b)
11/15/2023	4.419%	13,085,000	12,980,076
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	25,334,000	24,675,001
Principal Life Global Funding II(b)
11/21/2024	2.250%	22,590,000	21,535,002
08/16/2026	1.250%	10,292,000	9,074,861
Total			69,911,636
Media and Entertainment 4.4%
Magallanes, Inc.(b)
03/15/2029	4.054%	17,660,000	16,204,173
Netflix, Inc.(b)
11/15/2029	5.375%	11,280,000	11,425,419
Total			27,629,592
Midstream 3.3%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	3,709,000	3,580,502
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
12/01/2027	4.250%	2,380,000	2,312,904
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	10,900,000	10,653,651
Western Gas Partners LP
07/01/2026	4.650%	4,815,000	4,643,220
Total			21,190,277
Natural Gas 0.8%
NiSource, Inc.
09/01/2029	2.950%	5,400,000	4,834,618
Packaging 1.6%
Berry Global, Inc.
01/15/2026	1.570%	11,441,000	10,333,462
Technology 4.1%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,979,000	1,887,404
07/15/2025	4.500%	4,540,000	4,501,510
Microchip Technology, Inc.
09/01/2023	2.670%	2,480,000	2,442,513
02/15/2024	0.972%	7,305,000	6,993,367
09/01/2024	0.983%	4,188,000	3,921,780
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	4,021,000	3,953,553
VeriSign, Inc.
04/01/2025	5.250%	2,245,000	2,253,678
Total			25,953,805
Tobacco 1.7%
BAT Capital Corp.
08/15/2027	3.557%	7,985,000	7,447,687
Philip Morris International, Inc.
11/17/2029	5.625%	3,474,000	3,628,391
Total			11,076,078
Wireless 2.7%
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%	5,336,000	5,324,308
T-Mobile US, Inc.
02/15/2026	2.250%	8,850,000	8,203,682
04/15/2027	3.750%	3,468,000	3,336,186
Total			16,864,176
Total Corporate Bonds & Notes (Cost $596,610,709)			563,021,699

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
U.S. Treasury Obligations 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
12/31/2024	4.250%	9,488,000	9,488,371
06/15/2025	2.875%	16,526,700	16,099,330
01/15/2026	3.875%	9,513,000	9,513,743
Total U.S. Treasury Obligations (Cost $35,474,793)			35,101,444

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(d),(e)	25,827,557	25,817,226
Total Money Market Funds (Cost $25,818,995)		25,817,226
Total Investments in Securities (Cost: $657,904,497)		623,940,369
Other Assets & Liabilities, Net		8,328,613
Net Assets		632,268,982
At January 31, 2023, securities and/or cash totaling $1,541,729 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	741	03/2023	USD	152,385,493	278,365	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(614)	03/2023	USD	(70,312,594)	—	(1,151,994)
U.S. Treasury 5-Year Note	(91)	03/2023	USD	(9,941,039)	28,195	—
U.S. Treasury Ultra 10-Year Note	(11)	03/2023	USD	(1,333,234)	—	(30,357)
Total					28,195	(1,182,351)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $185,938,102, which represents 29.41% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of January 31, 2023.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Limited Duration Credit Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	17,548,686	144,556,574	(136,286,055)	(1,979)	25,817,226	2,307	240,416	25,827,557
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	563,021,699	—	563,021,699
U.S. Treasury Obligations	—	35,101,444	—	35,101,444
Money Market Funds	25,817,226	—	—	25,817,226
Total Investments in Securities	25,817,226	598,123,143	—	623,940,369
Investments in Derivatives
Asset
Futures Contracts	306,560	—	—	306,560
Liability
Futures Contracts	(1,182,351)	—	—	(1,182,351)
Total	24,941,435	598,123,143	—	623,064,578
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Limited Duration Credit Fund | Semiannual Report 2023

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $632,085,502)	$598,123,143
Affiliated issuers (cost $25,818,995)	25,817,226
Margin deposits on:
Futures contracts	1,541,729
Receivable for:
Investments sold	2,250,959
Capital shares sold	2,949,764
Dividends	83,787
Interest	4,482,788
Variation margin for futures contracts	143,281
Expense reimbursement due from Investment Manager	1,664
Prepaid expenses	10,499
Other assets	18,385
Total assets	635,423,225
Liabilities
Payable for:
Capital shares purchased	1,333,743
Distributions to shareholders	1,381,987
Variation margin for futures contracts	212,098
Management services fees	7,392
Distribution and/or service fees	1,498
Transfer agent fees	80,612
Compensation of board members	98,964
Compensation of chief compliance officer	66
Other expenses	37,883
Total liabilities	3,154,243
Net assets applicable to outstanding capital stock	$632,268,982
Represented by
Paid in capital	701,845,368
Total distributable earnings (loss)	(69,576,386)
Total - representing net assets applicable to outstanding capital stock	$632,268,982
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2023	11

Statement of Assets and Liabilities  (continued)
January 31, 2023 (Unaudited)
Class A
Net assets	$184,405,279
Shares outstanding	19,303,767
Net asset value per share	$9.55
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.85
Advisor Class
Net assets	$68,376,971
Shares outstanding	7,155,115
Net asset value per share	$9.56
Class C
Net assets	$9,516,637
Shares outstanding	996,344
Net asset value per share	$9.55
Institutional Class
Net assets	$286,446,068
Shares outstanding	29,965,152
Net asset value per share	$9.56
Institutional 2 Class
Net assets	$18,496,833
Shares outstanding	1,934,530
Net asset value per share	$9.56
Institutional 3 Class
Net assets	$65,027,194
Shares outstanding	6,801,391
Net asset value per share	$9.56
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Limited Duration Credit Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$240,416
Interest	9,639,421
Interfund lending	324
Total income	9,880,161
Expenses:
Management services fees	1,427,558
Distribution and/or service fees
Class A	236,215
Class C	46,525
Transfer agent fees
Class A	101,880
Advisor Class	36,127
Class C	5,017
Institutional Class	157,851
Institutional 2 Class	5,560
Institutional 3 Class	3,995
Compensation of board members	16,459
Custodian fees	3,689
Printing and postage fees	28,028
Registration fees	61,250
Audit fees	15,250
Legal fees	10,301
Compensation of chief compliance officer	66
Other	11,056
Total expenses	2,166,827
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(254,999)
Expense reduction	(20)
Total net expenses	1,911,808
Net investment income	7,968,353
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,772,994)
Investments — affiliated issuers	2,307
Futures contracts	1,451,758
Net realized loss	(11,318,929)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,572,069
Investments — affiliated issuers	(1,979)
Futures contracts	461,710
Net change in unrealized appreciation (depreciation)	4,031,800
Net realized and unrealized loss	(7,287,129)
Net increase in net assets resulting from operations	$681,224
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$7,968,353	$12,117,093
Net realized loss	(11,318,929)	(22,201,040)
Net change in unrealized appreciation (depreciation)	4,031,800	(54,786,645)
Net increase (decrease) in net assets resulting from operations	681,224	(64,870,592)
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,365,293)	(3,722,417)
Advisor Class	(926,441)	(1,402,681)
Class C	(81,413)	(175,302)
Institutional Class	(4,016,668)	(8,556,597)
Institutional 2 Class	(262,456)	(1,736,446)
Institutional 3 Class	(1,234,911)	(3,444,184)
Total distributions to shareholders	(8,887,182)	(19,037,627)
Decrease in net assets from capital stock activity	(78,570,224)	(307,503,745)
Total decrease in net assets	(86,776,182)	(391,411,964)
Net assets at beginning of period	719,045,164	1,110,457,128
Net assets at end of period	$632,268,982	$719,045,164
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Limited Duration Credit Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,693,501	15,922,580	3,696,529	37,587,260
Distributions reinvested	234,011	2,198,208	343,931	3,447,168
Redemptions	(2,932,806)	(27,591,177)	(6,096,618)	(60,846,549)
Net decrease	(1,005,294)	(9,470,389)	(2,056,158)	(19,812,121)
Advisor Class
Subscriptions	1,864,239	17,473,992	2,329,296	23,259,364
Distributions reinvested	98,572	926,423	139,876	1,402,355
Redemptions	(1,366,521)	(12,883,916)	(3,709,834)	(36,941,272)
Net increase (decrease)	596,290	5,516,499	(1,240,662)	(12,279,553)
Class C
Subscriptions	236,417	2,233,334	361,837	3,673,483
Distributions reinvested	7,313	68,680	14,992	151,391
Redemptions	(353,100)	(3,331,704)	(1,544,799)	(15,307,691)
Net decrease	(109,370)	(1,029,690)	(1,167,970)	(11,482,817)
Institutional Class
Subscriptions	8,534,362	80,675,300	13,495,137	135,897,800
Distributions reinvested	383,098	3,601,175	769,300	7,733,870
Redemptions	(10,858,517)	(102,183,265)	(30,610,510)	(303,031,741)
Net decrease	(1,941,057)	(17,906,790)	(16,346,073)	(159,400,071)
Institutional 2 Class
Subscriptions	903,605	8,441,150	3,008,545	30,491,727
Distributions reinvested	27,913	262,441	172,681	1,736,424
Redemptions	(785,891)	(7,417,706)	(10,233,374)	(99,167,098)
Net increase (decrease)	145,627	1,285,885	(7,052,148)	(66,938,947)
Institutional 3 Class
Subscriptions	431,377	4,066,852	5,087,076	51,661,635
Distributions reinvested	129,413	1,215,503	340,351	3,418,336
Redemptions	(6,651,278)	(62,248,094)	(9,377,988)	(92,670,207)
Net decrease	(6,090,488)	(56,965,739)	(3,950,561)	(37,590,236)
Total net decrease	(8,404,292)	(78,570,224)	(31,813,572)	(307,503,745)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2023 (Unaudited)	$9.64	0.11	(0.08)	0.03	(0.12)	—	(0.12)
Year Ended 7/31/2022	$10.43	0.10	(0.72)	(0.62)	(0.10)	(0.07)	(0.17)
Year Ended 7/31/2021	$10.38	0.09	0.06	0.15	(0.10)	—	(0.10)
Year Ended 7/31/2020	$9.97	0.19	0.41	0.60	(0.19)	—	(0.19)
Year Ended 7/31/2019	$9.66	0.23	0.32	0.55	(0.24)	—	(0.24)
Year Ended 7/31/2018	$9.88	0.17	(0.22)	(0.05)	(0.17)	—	(0.17)
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$9.64	0.12	(0.07)	0.05	(0.13)	—	(0.13)
Year Ended 7/31/2022	$10.44	0.13	(0.74)	(0.61)	(0.12)	(0.07)	(0.19)
Year Ended 7/31/2021	$10.38	0.12	0.06	0.18	(0.12)	—	(0.12)
Year Ended 7/31/2020	$9.97	0.21	0.42	0.63	(0.22)	—	(0.22)
Year Ended 7/31/2019	$9.66	0.25	0.32	0.57	(0.26)	—	(0.26)
Year Ended 7/31/2018	$9.89	0.19	(0.23)	(0.04)	(0.19)	—	(0.19)
Class C
Six Months Ended 1/31/2023 (Unaudited)	$9.64	0.07	(0.08)	(0.01)	(0.08)	—	(0.08)
Year Ended 7/31/2022	$10.43	0.02	(0.72)	(0.70)	(0.02)	(0.07)	(0.09)
Year Ended 7/31/2021	$10.38	0.02	0.05	0.07	(0.02)	—	(0.02)
Year Ended 7/31/2020	$9.97	0.11	0.41	0.52	(0.11)	—	(0.11)
Year Ended 7/31/2019	$9.66	0.15	0.32	0.47	(0.16)	—	(0.16)
Year Ended 7/31/2018	$9.88	0.10	(0.23)	(0.13)	(0.09)	—	(0.09)
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$9.65	0.12	(0.08)	0.04	(0.13)	—	(0.13)
Year Ended 7/31/2022	$10.44	0.12	(0.72)	(0.60)	(0.12)	(0.07)	(0.19)
Year Ended 7/31/2021	$10.39	0.12	0.05	0.17	(0.12)	—	(0.12)
Year Ended 7/31/2020	$9.98	0.21	0.42	0.63	(0.22)	—	(0.22)
Year Ended 7/31/2019	$9.67	0.25	0.32	0.57	(0.26)	—	(0.26)
Year Ended 7/31/2018	$9.89	0.19	(0.22)	(0.03)	(0.19)	—	(0.19)
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$9.65	0.12	(0.08)	0.04	(0.13)	—	(0.13)
Year Ended 7/31/2022	$10.44	0.13	(0.72)	(0.59)	(0.13)	(0.07)	(0.20)
Year Ended 7/31/2021	$10.39	0.12	0.06	0.18	(0.13)	—	(0.13)
Year Ended 7/31/2020	$9.98	0.22	0.41	0.63	(0.22)	—	(0.22)
Year Ended 7/31/2019	$9.67	0.26	0.32	0.58	(0.27)	—	(0.27)
Year Ended 7/31/2018	$9.89	0.20	(0.22)	(0.02)	(0.20)	—	(0.20)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Limited Duration Credit Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2023 (Unaudited)	$9.55	0.34%	0.83%(c)	0.75%(c),(d)	2.22%(c)	22%	$184,405
Year Ended 7/31/2022	$9.64	(6.02%)	0.81%	0.76%(d)	1.02%	79%	$195,763
Year Ended 7/31/2021	$10.43	1.43%	0.82%	0.77%(d)	0.89%	98%	$233,349
Year Ended 7/31/2020	$10.38	6.09%	0.83%	0.79%(d)	1.88%	88%	$188,642
Year Ended 7/31/2019	$9.97	5.75%	0.84%	0.80%	2.34%	99%	$173,843
Year Ended 7/31/2018	$9.66	(0.55%)	0.84%(e)	0.80%(d),(e)	1.74%	79%	$179,474
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$9.56	0.57%	0.58%(c)	0.50%(c),(d)	2.49%(c)	22%	$68,377
Year Ended 7/31/2022	$9.64	(5.88%)	0.56%	0.51%(d)	1.27%	79%	$63,244
Year Ended 7/31/2021	$10.44	1.78%	0.57%	0.52%(d)	1.14%	98%	$81,406
Year Ended 7/31/2020	$10.38	6.36%	0.58%	0.54%(d)	2.12%	88%	$58,965
Year Ended 7/31/2019	$9.97	6.02%	0.59%	0.55%	2.59%	99%	$48,340
Year Ended 7/31/2018	$9.66	(0.40%)	0.59%(e)	0.55%(d),(e)	1.99%	79%	$49,745
Class C
Six Months Ended 1/31/2023 (Unaudited)	$9.55	(0.04%)	1.58%(c)	1.50%(c),(d)	1.47%(c)	22%	$9,517
Year Ended 7/31/2022	$9.64	(6.73%)	1.56%	1.51%(d)	0.20%	79%	$10,658
Year Ended 7/31/2021	$10.43	0.68%	1.57%	1.52%(d)	0.16%	98%	$23,715
Year Ended 7/31/2020	$10.38	5.30%	1.58%	1.54%(d)	1.13%	88%	$22,932
Year Ended 7/31/2019	$9.97	4.96%	1.59%	1.55%	1.59%	99%	$22,797
Year Ended 7/31/2018	$9.66	(1.29%)	1.59%(e)	1.55%(d),(e)	0.97%	79%	$29,079
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$9.56	0.47%	0.58%(c)	0.50%(c),(d)	2.47%(c)	22%	$286,446
Year Ended 7/31/2022	$9.65	(5.78%)	0.56%	0.51%(d)	1.24%	79%	$307,759
Year Ended 7/31/2021	$10.44	1.68%	0.57%	0.52%(d)	1.13%	98%	$503,810
Year Ended 7/31/2020	$10.39	6.35%	0.58%	0.54%(d)	2.07%	88%	$326,594
Year Ended 7/31/2019	$9.98	6.01%	0.59%	0.55%	2.59%	99%	$166,238
Year Ended 7/31/2018	$9.67	(0.30%)	0.59%(e)	0.55%(d),(e)	1.98%	79%	$163,477
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$9.56	0.50%	0.53%(c)	0.45%(c)	2.54%(c)	22%	$18,497
Year Ended 7/31/2022	$9.65	(5.73%)	0.51%	0.46%	1.29%	79%	$17,257
Year Ended 7/31/2021	$10.44	1.73%	0.52%	0.48%	1.18%	98%	$92,315
Year Ended 7/31/2020	$10.39	6.41%	0.52%	0.48%	2.20%	88%	$61,362
Year Ended 7/31/2019	$9.98	6.08%	0.53%	0.49%	2.65%	99%	$66,741
Year Ended 7/31/2018	$9.67	(0.25%)	0.53%(e)	0.50%(e)	2.06%	79%	$74,279
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2023	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$9.65	0.12	(0.07)	0.05	(0.14)	—	(0.14)
Year Ended 7/31/2022	$10.44	0.14	(0.73)	(0.59)	(0.13)	(0.07)	(0.20)
Year Ended 7/31/2021	$10.39	0.13	0.05	0.18	(0.13)	—	(0.13)
Year Ended 7/31/2020	$9.98	0.23	0.41	0.64	(0.23)	—	(0.23)
Year Ended 7/31/2019	$9.67	0.26	0.32	0.58	(0.27)	—	(0.27)
Year Ended 7/31/2018	$9.89	0.20	(0.22)	(0.02)	(0.20)	—	(0.20)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Limited Duration Credit Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$9.56	0.52%	0.48%(c)	0.41%(c)	2.51%(c)	22%	$65,027
Year Ended 7/31/2022	$9.65	(5.69%)	0.46%	0.42%	1.35%	79%	$124,365
Year Ended 7/31/2021	$10.44	1.78%	0.47%	0.43%	1.25%	98%	$175,861
Year Ended 7/31/2020	$10.39	6.47%	0.47%	0.43%	2.24%	88%	$159,121
Year Ended 7/31/2019	$9.98	6.13%	0.48%	0.44%	2.70%	99%	$177,100
Year Ended 7/31/2018	$9.67	(0.20%)	0.48%(e)	0.45%(e)	2.08%	79%	$114,340
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2023	19

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Limited Duration Credit Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
20	Columbia Limited Duration Credit Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a
Columbia Limited Duration Credit Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	306,560*

22	Columbia Limited Duration Credit Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,182,351*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,451,758

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	461,710
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	140,564,059
Futures contracts — short	80,545,106

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2023.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Limited Duration Credit Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and
24	Columbia Limited Duration Credit Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and
Columbia Limited Duration Credit Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $495,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2022, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00(a)	27,469
Class C	—	1.00(b)	335

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2022 through November 30, 2023	Prior to December 1, 2022
Class A	0.74%	0.76%
Advisor Class	0.49	0.51
Class C	1.49	1.51
Institutional Class	0.49	0.51
Institutional 2 Class	0.44	0.46
Institutional 3 Class	0.39	0.42
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
26	Columbia Limited Duration Credit Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
657,904,000	1,266,000	(36,105,000)	(34,839,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(14,030,734)	(8,765,850)	(22,796,584)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $138,350,754 and $217,106,104, respectively, for the six months ended January 31, 2023, of which $32,921,749 and $38,053,564, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Limited Duration Credit Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended January 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	400,000	4.86	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
28	Columbia Limited Duration Credit Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Columbia Limited Duration Credit Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Shareholder concentration risk
At January 31, 2023, affiliated shareholders of record owned 45.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Limited Duration Credit Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Limited Duration Credit Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR183_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Income Opportunities Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Income Opportunities Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Income Opportunities Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2003
Daniel DeYoung
Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/19/03	0.69	-4.51	1.98	3.23
	Including sales charges		-4.09	-9.02	1.00	2.74
Advisor Class		11/08/12	0.82	-4.34	2.24	3.50
Class C	Excluding sales charges	06/19/03	0.30	-5.23	1.21	2.48
	Including sales charges		-0.68	-6.15	1.21	2.48
Institutional Class		09/27/10	0.82	-4.25	2.24	3.50
Institutional 2 Class		11/08/12	0.74	-4.29	2.30	3.59
Institutional 3 Class		03/07/11	0.88	-4.25	2.37	3.65
Class R		09/27/10	0.56	-4.75	1.73	2.98
ICE BofA BB-B US Cash Pay High Yield Constrained Index			1.03	-4.66	2.94	4.19
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The ICE BofA BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.
Effective July 1, 2022 the ICE BofA BB-B US Cash Pay High Yield Constrained Index includes transaction costs.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Income Opportunities Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2023)
Common Stocks	0.0(a)
Convertible Bonds	0.9
Corporate Bonds & Notes	92.1
Foreign Government Obligations	0.5
Money Market Funds	3.5
Senior Loans	3.0
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2023)
BBB rating	1.5
BB rating	46.0
B rating	49.0
CCC rating	3.4
Not rated	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Income Opportunities Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,006.90	1,020.59	4.91	4.94	0.96
Advisor Class	1,000.00	1,000.00	1,008.20	1,021.86	3.63	3.66	0.71
Class C	1,000.00	1,000.00	1,003.00	1,016.77	8.73	8.79	1.71
Institutional Class	1,000.00	1,000.00	1,008.20	1,021.86	3.63	3.66	0.71
Institutional 2 Class	1,000.00	1,000.00	1,007.40	1,022.22	3.27	3.30	0.64
Institutional 3 Class	1,000.00	1,000.00	1,008.80	1,022.47	3.02	3.04	0.59
Class R	1,000.00	1,000.00	1,005.60	1,019.31	6.18	6.23	1.21
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Income Opportunities Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	1
Telesat Corp.(b)	101	933
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		995
Total Communication Services		995
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	581	84,698
Total Consumer Discretionary		84,698
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,298	5,724
Total Industrials		5,724
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		91,417

Convertible Bonds 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.9%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	9,741,000	6,373,460
Total Convertible Bonds (Cost $8,641,919)			6,373,460

Corporate Bonds & Notes 91.3%

Aerospace & Defense 2.1%
Bombardier, Inc.(d)
03/15/2025	7.500%	481,000	481,421
04/15/2027	7.875%	1,135,000	1,134,983
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	824,000	894,920
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
12/15/2025	8.000%	851,000	868,531
03/15/2026	6.250%	6,335,000	6,332,645
TransDigm, Inc.
11/15/2027	5.500%	3,839,000	3,666,185
01/15/2029	4.625%	885,000	798,903
05/01/2029	4.875%	1,136,000	1,027,401
Total			15,204,989
Airlines 2.4%
Air Canada(d)
08/15/2026	3.875%	2,026,000	1,874,528
American Airlines, Inc.(d)
07/15/2025	11.750%	807,000	898,736
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	6,734,341	6,604,390
04/20/2029	5.750%	149,009	144,253
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	4,203,455	4,017,621
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	3,844,639	3,886,178
Total			17,425,706
Automotive 4.2%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	1,087,000	1,023,633
Clarios Global LP(d)
05/15/2025	6.750%	1,239,000	1,246,830
Ford Motor Co.
02/12/2032	3.250%	1,627,000	1,291,978
01/15/2043	4.750%	2,224,000	1,736,926
Ford Motor Credit Co. LLC
03/18/2024	5.584%	1,920,000	1,910,386
11/01/2024	4.063%	1,439,000	1,395,085
06/16/2025	5.125%	2,268,000	2,222,738
11/13/2025	3.375%	123,000	114,562
01/08/2026	4.389%	1,730,000	1,664,477
05/28/2027	4.950%	707,000	678,582
08/17/2027	4.125%	3,098,000	2,854,481
11/04/2027	7.350%	1,280,000	1,342,366
02/10/2029	2.900%	1,363,000	1,137,849
11/13/2030	4.000%	1,780,000	1,553,954
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	775,000	683,473
IAA Spinco, Inc.(d)
06/15/2027	5.500%	3,571,000	3,583,260
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	1,551,000	1,420,214
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Income Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	2,723,000	2,676,329
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2027	8.500%	1,881,000	1,875,370
Total			30,412,493
Brokerage/Asset Managers/Exchanges 1.4%
AG Issuer LLC(d)
03/01/2028	6.250%	104,000	98,281
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	2,636,000	2,718,439
NFP Corp(d)
10/01/2030	7.500%	2,070,000	1,975,473
NFP Corp.(d)
08/15/2028	4.875%	5,630,000	4,923,118
Total			9,715,311
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	2,090,000	1,907,950
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	3,525,000	3,359,233
SRS Distribution, Inc.(d)
07/01/2028	4.625%	3,064,000	2,817,038
Total			8,084,221
Cable and Satellite 6.6%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	3,355,000	3,102,724
03/01/2030	4.750%	5,761,000	5,037,742
08/15/2030	4.500%	3,250,000	2,778,695
02/01/2032	4.750%	2,106,000	1,789,591
CSC Holdings LLC(d)
02/01/2028	5.375%	2,194,000	1,843,042
02/15/2031	3.375%	8,186,000	5,709,866
DISH DBS Corp.
06/01/2029	5.125%	5,104,000	3,245,866
DISH Network Corp.(d)
11/15/2027	11.750%	2,749,000	2,851,021
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	3,932,000	3,011,844
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,558,795
07/01/2030	4.125%	3,996,000	3,424,462
Videotron Ltd.(d)
06/15/2029	3.625%	1,844,000	1,610,891
Virgin Media Finance PLC(d)
07/15/2030	5.000%	3,884,000	3,261,847
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,940,000	3,374,033
Ziggo BV(d)
01/15/2030	4.875%	5,856,000	5,108,480
Total			47,708,899
Chemicals 4.0%
Avient Corp.(d)
08/01/2030	7.125%	1,435,000	1,451,861
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,877,000	1,613,807
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	1,738,000	1,641,926
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	1,874,000	1,835,152
Element Solutions, Inc.(d)
09/01/2028	3.875%	2,766,000	2,446,092
HB Fuller Co.
10/15/2028	4.250%	1,919,000	1,699,054
Herens Holdco Sarl(d)
05/15/2028	4.750%	2,001,000	1,642,859
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	1,591,000	1,424,183
INEOS Quattro Finance 2 Plc(d)
01/15/2026	3.375%	679,000	622,987
Ingevity Corp.(d)
11/01/2028	3.875%	1,868,000	1,643,400
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	1,674,000	1,652,190
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	2,184,000	1,825,761
SPCM SA(d)
03/15/2027	3.125%	854,000	752,944
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	859,000	733,608
WR Grace Holdings LLC(d)
10/01/2024	5.625%	2,185,000	2,173,886
06/15/2027	4.875%	3,036,000	2,832,624
08/15/2029	5.625%	3,258,000	2,713,804
Total			28,706,138
Construction Machinery 1.4%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	5,548,000	4,893,115
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,737,000	1,663,755

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	3,740,000	3,712,238
Total			10,269,108
Consumer Cyclical Services 2.4%
APX Group, Inc.(d)
02/15/2027	6.750%	1,365,000	1,338,190
Arches Buyer, Inc.(d)
06/01/2028	4.250%	3,007,000	2,527,363
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	350,296
02/15/2029	5.625%	1,794,000	1,693,318
Staples, Inc.(d)
04/15/2026	7.500%	1,305,000	1,158,584
Uber Technologies, Inc.(d)
05/15/2025	7.500%	3,225,000	3,273,951
08/15/2029	4.500%	7,841,000	6,992,117
Total			17,333,819
Consumer Products 1.7%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	3,212,000	2,914,143
Newell Brands, Inc.
09/15/2027	6.375%	580,000	583,132
09/15/2029	6.625%	820,000	831,294
Prestige Brands, Inc.(d)
01/15/2028	5.125%	3,353,000	3,217,761
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	975,000	791,819
Spectrum Brands, Inc.
07/15/2025	5.750%	1,818,000	1,804,315
Spectrum Brands, Inc.(d)
10/01/2029	5.000%	990,000	875,773
07/15/2030	5.500%	126,000	114,283
Tempur Sealy International, Inc.(d)
10/15/2031	3.875%	1,346,000	1,110,395
Total			12,242,915
Diversified Manufacturing 1.2%
Chart Industries, Inc.(d)
01/01/2030	7.500%	973,000	993,935
01/01/2031	9.500%	333,000	347,543
Madison IAQ LLC(d)
06/30/2028	4.125%	1,468,000	1,292,803
Resideo Funding, Inc.(d)
09/01/2029	4.000%	1,615,000	1,328,420
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,249,000	1,154,076
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	3,603,000	3,660,313
06/15/2028	7.250%	156,000	160,448
Total			8,937,538
Electric 5.4%
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,767,000	1,666,108
02/15/2031	3.750%	6,550,000	5,541,356
01/15/2032	3.750%	2,834,000	2,340,431
FirstEnergy Corp.
11/15/2031	7.375%	1,142,000	1,317,481
FirstEnergy Corp.(f)
07/15/2047	5.100%	852,000	785,905
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	2,646,000	2,341,151
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	5,194,000	4,840,440
09/15/2027	4.500%	6,418,000	6,045,750
NRG Energy, Inc.(d)
06/15/2029	5.250%	3,876,000	3,499,450
02/15/2031	3.625%	2,532,000	2,007,235
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	1,261,000	1,157,121
PG&E Corp.
07/01/2028	5.000%	1,193,000	1,116,040
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,922,000	2,746,546
01/15/2030	4.750%	2,207,000	1,993,911
Vistra Operations Co. LLC(d)
05/01/2029	4.375%	1,781,000	1,567,662
Total			38,966,587
Environmental 1.2%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	277,081
GFL Environmental, Inc.(d)
06/01/2025	4.250%	3,590,000	3,474,982
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	4,819,000	4,482,154
Total			8,234,217
Finance Companies 2.1%
Navient Corp.
06/25/2025	6.750%	2,470,000	2,464,690
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	4,964,000	4,652,528

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Income Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	715,000	603,310
03/01/2031	3.875%	2,761,000	2,248,643
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	5,075,000	4,023,667
Springleaf Finance Corp.
03/15/2024	6.125%	1,090,000	1,081,135
Total			15,073,973
Food and Beverage 2.6%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,825,462
06/15/2030	6.000%	1,342,000	1,335,602
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	6,220,000	5,843,700
Performance Food Group, Inc.(d)
05/01/2025	6.875%	824,000	830,081
Pilgrim’s Pride Corp.(d)
04/15/2031	4.250%	1,463,000	1,269,100
03/01/2032	3.500%	456,000	371,167
Post Holdings, Inc.(d)
03/01/2027	5.750%	928,000	915,046
01/15/2028	5.625%	1,446,000	1,396,750
04/15/2030	4.625%	909,000	799,946
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	1,407,000	1,229,307
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,787,000	1,516,352
US Foods, Inc.(d)
06/01/2030	4.625%	1,417,000	1,275,801
Total			18,608,314
Gaming 3.6%
Boyd Gaming Corp.
12/01/2027	4.750%	894,000	850,166
Boyd Gaming Corp.(d)
06/15/2031	4.750%	884,000	793,976
Caesars Entertainment, Inc.(d),(g)
02/15/2030	7.000%	2,745,000	2,797,216
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	3,207,000	3,208,917
07/01/2025	6.250%	4,539,000	4,522,007
International Game Technology PLC(d)
02/15/2025	6.500%	3,329,000	3,363,502
04/15/2026	4.125%	1,252,000	1,191,625
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	3,427,000	3,030,108
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	1,057,000	873,900
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,339,000	2,085,330
Scientific Games International, Inc.(d)
05/15/2028	7.000%	1,338,000	1,326,853
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	2,172,000	2,113,606
Total			26,157,206
Health Care 6.1%
180 Medical, Inc.(d)
10/15/2029	3.875%	557,000	495,230
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	670,000	645,139
AdaptHealth LLC(d)
08/01/2029	4.625%	475,000	413,273
03/01/2030	5.125%	2,804,000	2,497,745
Avantor Funding, Inc.(d)
07/15/2028	4.625%	2,632,000	2,480,635
11/01/2029	3.875%	3,787,000	3,348,514
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	980,000	930,904
04/01/2030	3.500%	1,141,000	942,720
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	819,187
03/15/2029	3.750%	923,000	823,878
03/15/2031	4.000%	989,000	874,462
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	3,945,000	3,179,600
02/15/2031	4.750%	244,000	187,456
Hologic, Inc.(d)
02/01/2028	4.625%	748,000	715,815
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	832,000	761,318
IQVIA, Inc.(d)
05/15/2027	5.000%	2,436,000	2,368,253
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	2,254,000	1,891,607
Select Medical Corp.(d)
08/15/2026	6.250%	4,485,000	4,379,912
Teleflex, Inc.
11/15/2027	4.625%	2,825,000	2,698,927
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,005,921
Tenet Healthcare Corp.
01/01/2026	4.875%	4,325,000	4,211,559
01/15/2030	4.375%	897,000	798,333

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(d)
02/01/2027	6.250%	5,764,000	5,634,310
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	2,120,000	1,919,956
Total			44,024,654
Home Construction 0.4%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,172,000	2,824,772
Independent Energy 5.4%
Apache Corp.
09/01/2040	5.100%	908,000	791,966
02/01/2042	5.250%	840,000	705,903
04/15/2043	4.750%	1,839,000	1,455,691
Callon Petroleum Co.
07/01/2026	6.375%	3,427,000	3,314,913
Callon Petroleum Co.(d)
08/01/2028	8.000%	4,000	3,996
06/15/2030	7.500%	785,000	759,576
Centennial Resource Production LLC(d)
04/01/2027	6.875%	370,000	362,801
CNX Resources Corp.(d)
03/14/2027	7.250%	237,000	235,933
01/15/2029	6.000%	1,450,000	1,340,035
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	2,649,000	2,488,300
Comstock Resources, Inc.(d)
03/01/2029	6.750%	891,000	820,901
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	903,000	834,036
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	3,081,000	2,958,032
02/01/2029	5.750%	2,565,000	2,386,188
Matador Resources Co.
09/15/2026	5.875%	3,220,000	3,169,412
Occidental Petroleum Corp.
09/01/2030	6.625%	2,838,000	3,015,525
01/01/2031	6.125%	3,502,000	3,660,968
05/01/2031	7.500%	800,000	889,776
09/15/2036	6.450%	3,016,000	3,173,353
SM Energy Co.
07/15/2028	6.500%	1,596,000	1,526,600
Southwestern Energy Co.
02/01/2032	4.750%	5,293,000	4,665,455
Total			38,559,360
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 2.2%
Carnival Corp.(d)
03/01/2026	7.625%	1,457,000	1,326,110
03/01/2027	5.750%	2,642,000	2,192,241
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	1,709,000	1,845,339
Cinemark USA, Inc.(d)
03/15/2026	5.875%	3,610,000	3,244,401
07/15/2028	5.250%	43,000	35,262
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	843,000	779,732
NCL Corp., Ltd.(d)
02/15/2027	5.875%	1,148,000	1,068,906
Royal Caribbean Cruises Ltd.(d)
06/01/2025	11.500%	461,000	494,636
07/01/2026	4.250%	1,175,000	1,019,052
08/31/2026	5.500%	3,694,000	3,304,495
07/15/2027	5.375%	898,000	780,254
Total			16,090,428
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	1,769,000	1,761,511
Media and Entertainment 2.9%
Clear Channel International BV(d)
08/01/2025	6.625%	1,773,000	1,738,068
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	6,342,000	5,777,066
iHeartCommunications, Inc.
05/01/2026	6.375%	810,652	777,299
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	1,515,000	1,358,256
Outfront Media Capital LLC/Corp.(d)
08/15/2027	5.000%	1,335,000	1,235,767
01/15/2029	4.250%	1,222,000	1,051,675
03/15/2030	4.625%	3,133,000	2,691,860
Playtika Holding Corp.(d)
03/15/2029	4.250%	3,542,000	2,942,806
Roblox Corp.(d)
05/01/2030	3.875%	2,381,000	2,006,659
Univision Communications, Inc.(d)
06/30/2030	7.375%	1,529,000	1,498,898
Total			21,078,354
Metals and Mining 3.3%
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	551,724
10/01/2031	5.125%	2,509,000	2,278,103

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Income Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(d)
06/15/2028	5.625%	1,467,000	1,388,304
04/15/2029	3.750%	7,347,000	6,278,838
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	424,000	390,613
04/01/2029	6.125%	7,705,000	7,109,577
Kaiser Aluminum Corp.(d)
03/01/2028	4.625%	321,000	293,251
06/01/2031	4.500%	2,862,000	2,422,029
Novelis Corp.(d)
11/15/2026	3.250%	1,452,000	1,314,613
01/30/2030	4.750%	1,329,000	1,214,600
08/15/2031	3.875%	735,000	619,540
Total			23,861,192
Midstream 5.8%
CNX Midstream Partners LP(d)
04/15/2030	4.750%	1,841,000	1,556,915
DCP Midstream Operating LP
04/01/2044	5.600%	1,662,000	1,659,284
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,404,000	2,346,440
DT Midstream, Inc.(d)
06/15/2029	4.125%	1,412,000	1,245,285
EQM Midstream Partners LP(d)
07/01/2025	6.000%	739,000	727,824
06/01/2027	7.500%	619,000	620,706
07/01/2027	6.500%	2,379,000	2,326,779
01/15/2029	4.500%	2,163,000	1,896,472
01/15/2031	4.750%	2,531,000	2,143,953
EQM Midstream Partners LP
12/01/2026	4.125%	840,000	762,662
07/15/2028	5.500%	765,000	705,759
07/15/2048	6.500%	3,024,000	2,345,255
Holly Energy Partners LP/Finance Corp.(d)
04/15/2027	6.375%	904,000	895,412
02/01/2028	5.000%	3,553,000	3,308,431
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,751,322
06/01/2026	6.000%	1,402,000	1,374,059
04/28/2027	5.625%	3,054,000	2,941,611
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	3,675,721
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	2,560,000	2,283,563
08/15/2031	4.125%	3,987,000	3,537,578
11/01/2033	3.875%	2,170,000	1,828,400
Western Gas Partners LP
07/01/2026	4.650%	1,753,000	1,690,460
Total			41,623,891
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.7%
Nabors Industries, Inc.(d)
05/15/2027	7.375%	813,000	814,057
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	2,113,265	2,108,643
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	2,109,000	2,188,618
Total			5,111,318
Other REIT 1.7%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	2,461,000	2,171,484
Ladder Capital Finance Holdings LLLP/Corp.(d)
02/01/2027	4.250%	4,038,000	3,558,434
06/15/2029	4.750%	879,000	730,385
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	1,120,000	1,036,257
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	1,416,000	1,231,137
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	889,951
Service Properties Trust
03/15/2024	4.650%	1,652,000	1,613,209
10/01/2024	4.350%	771,000	726,825
Total			11,957,682
Packaging 2.3%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
06/15/2027	6.000%	682,000	682,029
09/01/2029	4.000%	4,842,000	4,009,482
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	2,694,000	2,638,403
Canpack SA/US LLC(d)
11/15/2029	3.875%	3,208,000	2,662,662
Sealed Air Corp.(d)
02/01/2028	6.125%	261,000	263,432
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	6,695,000	6,432,515
Total			16,688,523
Pharmaceuticals 1.6%
Bausch Health Companies, Inc.(d)
02/01/2027	6.125%	1,580,000	1,077,214
06/01/2028	4.875%	2,366,000	1,518,763
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	1,356,000	1,179,010
Jazz Securities DAC(d)
01/15/2029	4.375%	1,315,000	1,201,323

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(d)
04/30/2028	4.125%	3,647,000	3,309,487
04/30/2031	5.125%	3,930,000	3,538,194
Total			11,823,991
Property & Casualty 1.2%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	7,095,000	6,506,487
Lumbermens Mutual Casualty Co.(d),(h)
12/01/2097	0.000%	4,600,000	1,171
Subordinated
12/01/2037	0.000%	180,000	46
Lumbermens Mutual Casualty Co.(h)
Subordinated
07/01/2026	0.000%	9,865,000	2,513
MGIC Investment Corp.
08/15/2028	5.250%	491,000	462,676
Radian Group, Inc.
03/15/2025	6.625%	197,000	197,251
03/15/2027	4.875%	1,162,000	1,104,984
Total			8,275,128
Restaurants 1.2%
IRB Holding Corp.(d)
06/15/2025	7.000%	6,560,000	6,581,385
Yum! Brands, Inc.
04/01/2032	5.375%	1,827,000	1,730,802
Total			8,312,187
Retailers 1.5%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	567,000	500,977
02/15/2032	5.000%	567,000	489,747
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	582,374
L Brands, Inc.(d)
07/01/2025	9.375%	460,000	492,599
10/01/2030	6.625%	2,005,000	1,959,227
L Brands, Inc.
06/15/2029	7.500%	385,000	390,522
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	2,257,000	1,862,571
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	740,882
Penske Automotive Group, Inc.
09/01/2025	3.500%	916,000	867,756
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	2,294,000	2,127,418
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wolverine World Wide, Inc.(d)
08/15/2029	4.000%	960,000	771,241
Total			10,785,314
Supermarkets 0.1%
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	838,000	797,660
Technology 6.4%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	4,055,000	3,608,084
Block, Inc.
06/01/2031	3.500%	890,000	746,730
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	1,027,000	1,020,255
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,692,508
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	1,124,000	1,003,555
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,560,000	1,463,623
06/15/2030	5.950%	2,153,000	2,068,103
Gartner, Inc.(d)
06/15/2029	3.625%	852,000	764,908
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,336,000	2,090,184
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,229,459
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	2,719,000	2,328,860
Iron Mountain, Inc.(d)
09/15/2027	4.875%	1,321,000	1,246,518
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	5,227,000	2,633,010
Microchip Technology, Inc.
09/01/2025	4.250%	2,205,000	2,160,813
NCR Corp.(d)
10/01/2028	5.000%	2,061,000	1,833,290
04/15/2029	5.125%	3,842,000	3,342,886
10/01/2030	5.250%	124,000	107,671
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	1,181,000	1,149,319
Picard Midco, Inc.(d)
03/31/2029	6.500%	2,198,000	1,928,619
PTC, Inc.(d)
02/15/2028	4.000%	911,000	848,936
Sabre GLBL, Inc.(d)
12/15/2027	11.250%	265,000	280,888

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Income Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies BV(d)
09/01/2030	5.875%	1,340,000	1,314,770
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	3,288,000	3,113,731
Synaptics, Inc.(d)
06/15/2029	4.000%	1,685,000	1,463,411
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	1,675,000	1,691,379
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	3,974,050
Total			46,105,560
Wireless 3.2%
Altice France SA(d)
02/01/2027	8.125%	3,063,000	2,870,696
01/15/2028	5.500%	3,438,000	2,853,877
07/15/2029	5.125%	2,921,000	2,294,022
SBA Communications Corp.
02/15/2027	3.875%	3,615,000	3,339,477
Sprint Capital Corp.
11/15/2028	6.875%	5,588,000	5,990,158
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	2,721,685
07/15/2031	4.750%	3,314,000	2,825,187
Total			22,895,102
Wirelines 1.6%
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	904,000	718,520
Frontier Communications Holdings LLC(d)
10/15/2027	5.875%	1,315,000	1,254,856
05/15/2030	8.750%	1,598,000	1,655,381
Iliad Holding SAS(d)
10/15/2026	6.500%	5,133,000	4,858,433
10/15/2028	7.000%	3,302,000	3,100,361
Total			11,587,551
Total Corporate Bonds & Notes (Cost $713,256,102)			657,245,612

Foreign Government Obligations(i) 0.6%

Canada 0.6%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	3,587,000	3,333,535
05/15/2029	4.250%	624,000	535,891
Total			3,869,426
Total Foreign Government Obligations (Cost $3,877,374)			3,869,426

Senior Loans 2.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	8.320%	4,645,015	4,011,296
Health Care 0.4%
Surgery Center Holdings, Inc.(j),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	8.210%	2,906,602	2,898,609
Media and Entertainment 0.5%
Cengage Learning, Inc.(j),(k)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	3,694,673	3,515,482
Technology 1.5%
Ascend Learning LLC(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	8.070%	4,087,710	3,891,622
UKG, Inc.(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	8.575%	1,497,690	1,481,680
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	8.032%	5,374,149	5,280,800
Total			10,654,102
Total Senior Loans (Cost $22,189,573)			21,079,489

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(l),(m)	24,957,800	24,947,817
Total Money Market Funds (Cost $24,945,345)		24,947,817
Total Investments in Securities (Cost: $776,101,460)		713,607,221
Other Assets & Liabilities, Net		6,053,325
Net Assets		719,660,546

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2023, the total value of these securities amounted to $62, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $540,344,594, which represents 75.08% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a security in default.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at January 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of January 31, 2023.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2023.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	26,788,697	94,014,313	(95,855,587)	394	24,947,817	952	372,846	24,957,800
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Income Opportunities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	933	—	62	995
Consumer Discretionary	84,698	—	—	84,698
Industrials	5,724	—	—	5,724
Utilities	—	—	0*	0*
Total Common Stocks	91,355	—	62	91,417
Convertible Bonds	—	6,373,460	—	6,373,460
Corporate Bonds & Notes	—	657,245,612	—	657,245,612
Foreign Government Obligations	—	3,869,426	—	3,869,426
Senior Loans	—	21,079,489	—	21,079,489
Money Market Funds	24,947,817	—	—	24,947,817
Total Investments in Securities	25,039,172	688,567,987	62	713,607,221

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2023	15

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $751,156,115)	$688,659,404
Affiliated issuers (cost $24,945,345)	24,947,817
Cash	73,056
Receivable for:
Capital shares sold	3,495,273
Dividends	80,085
Interest	10,654,362
Foreign tax reclaims	9,562
Expense reimbursement due from Investment Manager	2,159
Prepaid expenses	12,077
Other assets	11,878
Total assets	727,945,673
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,745,000
Capital shares purchased	1,762,466
Distributions to shareholders	3,436,538
Management services fees	12,714
Distribution and/or service fees	1,680
Transfer agent fees	59,812
Compensation of board members	228,398
Compensation of chief compliance officer	70
Other expenses	38,449
Total liabilities	8,285,127
Net assets applicable to outstanding capital stock	$719,660,546
Represented by
Paid in capital	800,370,657
Total distributable earnings (loss)	(80,710,111)
Total - representing net assets applicable to outstanding capital stock	$719,660,546
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Income Opportunities Fund | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
January 31, 2023 (Unaudited)
Class A
Net assets	$216,849,129
Shares outstanding	25,634,290
Net asset value per share	$8.46
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.88
Advisor Class
Net assets	$18,656,100
Shares outstanding	2,197,604
Net asset value per share	$8.49
Class C
Net assets	$7,076,975
Shares outstanding	837,439
Net asset value per share	$8.45
Institutional Class
Net assets	$192,577,663
Shares outstanding	22,716,123
Net asset value per share	$8.48
Institutional 2 Class
Net assets	$141,692,707
Shares outstanding	16,700,093
Net asset value per share	$8.48
Institutional 3 Class
Net assets	$142,442,011
Shares outstanding	16,813,276
Net asset value per share	$8.47
Class R
Net assets	$365,961
Shares outstanding	43,269
Net asset value per share	$8.46
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2023	17

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$895
Dividends — affiliated issuers	372,846
Interest	21,513,203
Interfund lending	420
Total income	21,887,364
Expenses:
Management services fees	2,390,808
Distribution and/or service fees
Class A	282,088
Class C	38,983
Class R	972
Transfer agent fees
Class A	143,956
Advisor Class	13,182
Class C	4,973
Institutional Class	125,823
Institutional 2 Class	38,579
Institutional 3 Class	5,245
Class R	248
Compensation of board members	21,087
Custodian fees	6,827
Printing and postage fees	51,027
Registration fees	60,339
Audit fees	16,079
Legal fees	10,704
Compensation of chief compliance officer	70
Other	11,688
Total expenses	3,222,678
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(408,522)
Fees waived by transfer agent
Institutional 2 Class	(2,909)
Institutional 3 Class	(3,516)
Expense reduction	(360)
Total net expenses	2,807,371
Net investment income	19,079,993
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(13,804,474)
Investments — affiliated issuers	952
Net realized loss	(13,803,522)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(988,792)
Investments — affiliated issuers	394
Net change in unrealized appreciation (depreciation)	(988,398)
Net realized and unrealized loss	(14,791,920)
Net increase in net assets resulting from operations	$4,288,073
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Income Opportunities Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$19,079,993	$37,313,647
Net realized gain (loss)	(13,803,522)	3,141,724
Net change in unrealized appreciation (depreciation)	(988,398)	(101,507,765)
Net increase (decrease) in net assets resulting from operations	4,288,073	(61,052,394)
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,878,248)	(19,000,531)
Advisor Class	(561,323)	(2,134,723)
Class C	(173,796)	(677,664)
Institutional Class	(5,382,367)	(17,983,042)
Institutional 2 Class	(3,789,562)	(10,279,556)
Institutional 3 Class	(4,195,109)	(14,112,849)
Class R	(9,671)	(27,402)
Total distributions to shareholders	(19,990,076)	(64,215,767)
Decrease in net assets from capital stock activity	(33,921,085)	(51,726,510)
Total decrease in net assets	(49,623,088)	(176,994,671)
Net assets at beginning of period	769,283,634	946,278,305
Net assets at end of period	$719,660,546	$769,283,634
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2023	19

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,263,233	18,889,307	7,368,457	67,505,118
Distributions reinvested	638,504	5,285,443	1,830,589	17,101,778
Redemptions	(4,690,255)	(39,141,782)	(11,051,880)	(101,559,839)
Net decrease	(1,788,518)	(14,967,032)	(1,852,834)	(16,952,943)
Advisor Class
Subscriptions	591,017	5,007,201	1,300,199	12,198,938
Distributions reinvested	67,384	559,304	225,904	2,122,191
Redemptions	(1,138,635)	(9,418,483)	(2,218,615)	(20,724,951)
Net decrease	(480,234)	(3,851,978)	(692,512)	(6,403,822)
Class C
Subscriptions	59,774	503,150	146,098	1,392,343
Distributions reinvested	20,838	172,256	71,843	672,157
Redemptions	(213,343)	(1,775,973)	(416,402)	(3,808,889)
Net decrease	(132,731)	(1,100,567)	(198,461)	(1,744,389)
Institutional Class
Subscriptions	1,589,065	13,289,185	2,458,343	23,235,066
Distributions reinvested	567,303	4,705,690	1,689,905	15,833,340
Redemptions	(3,234,237)	(27,061,838)	(8,120,179)	(75,695,735)
Net decrease	(1,077,869)	(9,066,963)	(3,971,931)	(36,627,329)
Institutional 2 Class
Subscriptions	3,257,158	27,133,504	4,661,464	43,564,103
Distributions reinvested	455,441	3,782,140	1,100,200	10,274,442
Redemptions	(3,067,249)	(25,712,151)	(2,922,277)	(26,628,737)
Net increase	645,350	5,203,493	2,839,387	27,209,808
Institutional 3 Class
Subscriptions	2,127,887	17,750,090	2,342,608	22,177,383
Distributions reinvested	157,707	1,307,350	502,161	4,707,435
Redemptions	(3,507,059)	(29,183,601)	(4,860,961)	(44,069,827)
Net decrease	(1,221,465)	(10,126,161)	(2,016,192)	(17,185,009)
Class R
Subscriptions	2,168	17,903	7,155	68,608
Distributions reinvested	992	8,215	2,507	23,414
Redemptions	(4,498)	(37,995)	(11,705)	(114,848)
Net decrease	(1,338)	(11,877)	(2,043)	(22,826)
Total net decrease	(4,056,805)	(33,921,085)	(5,894,586)	(51,726,510)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Income Opportunities Fund | Semiannual Report 2023

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Columbia Income Opportunities Fund | Semiannual Report 2023	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2023 (Unaudited)	$8.63	0.21	(0.16)	0.05	(0.22)	—	(0.22)
Year Ended 7/31/2022	$9.96	0.38	(1.04)	(0.66)	(0.37)	(0.30)	(0.67)
Year Ended 7/31/2021	$9.67	0.41	0.33	0.74	(0.45)	—	(0.45)
Year Ended 7/31/2020	$9.87	0.43	(0.21)(e)	0.22	(0.42)	—	(0.42)
Year Ended 7/31/2019	$9.61	0.45	0.26	0.71	(0.45)	—	(0.45)
Year Ended 7/31/2018	$10.06	0.44	(0.45)	(0.01)	(0.44)	—	(0.44)
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$8.66	0.22	(0.16)	0.06	(0.23)	—	(0.23)
Year Ended 7/31/2022	$9.99	0.40	(1.04)	(0.64)	(0.39)	(0.30)	(0.69)
Year Ended 7/31/2021	$9.70	0.43	0.34	0.77	(0.48)	—	(0.48)
Year Ended 7/31/2020	$9.91	0.46	(0.23)(e)	0.23	(0.44)	—	(0.44)
Year Ended 7/31/2019	$9.64	0.48	0.27	0.75	(0.48)	—	(0.48)
Year Ended 7/31/2018	$10.09	0.46	(0.45)	0.01	(0.46)	—	(0.46)
Class C
Six Months Ended 1/31/2023 (Unaudited)	$8.62	0.18	(0.16)	0.02	(0.19)	—	(0.19)
Year Ended 7/31/2022	$9.95	0.31	(1.04)	(0.73)	(0.30)	(0.30)	(0.60)
Year Ended 7/31/2021	$9.66	0.34	0.33	0.67	(0.38)	—	(0.38)
Year Ended 7/31/2020	$9.86	0.36	(0.21)(e)	0.15	(0.35)	—	(0.35)
Year Ended 7/31/2019	$9.60	0.38	0.26	0.64	(0.38)	—	(0.38)
Year Ended 7/31/2018	$10.05	0.36	(0.45)	(0.09)	(0.36)	—	(0.36)
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$8.65	0.22	(0.16)	0.06	(0.23)	—	(0.23)
Year Ended 7/31/2022	$9.98	0.40	(1.04)	(0.64)	(0.39)	(0.30)	(0.69)
Year Ended 7/31/2021	$9.69	0.44	0.33	0.77	(0.48)	—	(0.48)
Year Ended 7/31/2020	$9.89	0.45	(0.21)(e)	0.24	(0.44)	—	(0.44)
Year Ended 7/31/2019	$9.63	0.48	0.26	0.74	(0.48)	—	(0.48)
Year Ended 7/31/2018	$10.08	0.46	(0.45)	0.01	(0.46)	—	(0.46)
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$8.66	0.23	(0.17)	0.06	(0.24)	—	(0.24)
Year Ended 7/31/2022	$9.99	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
Year Ended 7/31/2021	$9.70	0.45	0.33	0.78	(0.49)	—	(0.49)
Year Ended 7/31/2020	$9.90	0.46	(0.21)(e)	0.25	(0.45)	—	(0.45)
Year Ended 7/31/2019	$9.63	0.48	0.27	0.75	(0.48)	—	(0.48)
Year Ended 7/31/2018	$10.08	0.47	(0.45)	0.02	(0.47)	—	(0.47)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Income Opportunities Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2023 (Unaudited)	$8.46	0.69%	1.07%(c)	0.96%(c),(d)	4.96%(c)	12%	$216,849
Year Ended 7/31/2022	$8.63	(6.99%)	1.05%	0.95%(d)	4.10%	34%	$236,681
Year Ended 7/31/2021	$9.96	7.85%	1.15%	1.01%(d)	4.18%	58%	$291,523
Year Ended 7/31/2020	$9.67	2.32%	1.09%	1.04%(d)	4.45%	56%	$314,014
Year Ended 7/31/2019	$9.87	7.62%	1.04%	1.04%	4.69%	43%	$373,159
Year Ended 7/31/2018	$9.61	(0.12%)	1.04%	1.03%(d)	4.45%	46%	$421,366
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$8.49	0.82%	0.82%(c)	0.71%(c),(d)	5.20%(c)	12%	$18,656
Year Ended 7/31/2022	$8.66	(6.73%)	0.80%	0.70%(d)	4.33%	34%	$23,192
Year Ended 7/31/2021	$9.99	8.11%	0.90%	0.76%(d)	4.42%	58%	$33,674
Year Ended 7/31/2020	$9.70	2.48%	0.84%	0.79%(d)	4.70%	56%	$11,317
Year Ended 7/31/2019	$9.91	7.99%	0.79%	0.79%	4.93%	43%	$15,240
Year Ended 7/31/2018	$9.64	0.15%	0.79%	0.79%(d)	4.73%	46%	$15,072
Class C
Six Months Ended 1/31/2023 (Unaudited)	$8.45	0.30%	1.82%(c)	1.71%(c),(d)	4.21%(c)	12%	$7,077
Year Ended 7/31/2022	$8.62	(7.70%)	1.80%	1.70%(d)	3.33%	34%	$8,365
Year Ended 7/31/2021	$9.95	7.04%	1.90%	1.77%(d)	3.43%	58%	$11,626
Year Ended 7/31/2020	$9.66	1.55%	1.84%	1.79%(d)	3.70%	56%	$26,465
Year Ended 7/31/2019	$9.86	6.82%	1.79%	1.79%	3.95%	43%	$36,860
Year Ended 7/31/2018	$9.60	(0.87%)	1.78%	1.78%(d)	3.69%	46%	$53,674
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$8.48	0.82%	0.82%(c)	0.71%(c),(d)	5.21%(c)	12%	$192,578
Year Ended 7/31/2022	$8.65	(6.74%)	0.80%	0.70%(d)	4.34%	34%	$205,801
Year Ended 7/31/2021	$9.98	8.11%	0.91%	0.77%(d)	4.46%	58%	$277,062
Year Ended 7/31/2020	$9.69	2.58%	0.87%	0.78%(d)	4.76%	56%	$702,635
Year Ended 7/31/2019	$9.89	7.89%	0.79%	0.79%	4.94%	43%	$323,071
Year Ended 7/31/2018	$9.63	0.14%	0.78%	0.78%(d)	4.65%	46%	$340,274
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$8.48	0.74%	0.75%(c)	0.64%(c)	5.29%(c)	12%	$141,693
Year Ended 7/31/2022	$8.66	(6.66%)	0.73%	0.63%	4.44%	34%	$138,972
Year Ended 7/31/2021	$9.99	8.24%	0.74%	0.64%	4.55%	58%	$131,971
Year Ended 7/31/2020	$9.70	2.65%	0.73%	0.71%	4.79%	56%	$108,883
Year Ended 7/31/2019	$9.90	8.08%	0.72%	0.72%	5.01%	43%	$80,781
Year Ended 7/31/2018	$9.63	0.21%	0.72%	0.71%	4.77%	46%	$76,460
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2023	23

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$8.64	0.23	(0.16)	0.07	(0.24)	—	(0.24)
Year Ended 7/31/2022	$9.97	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
Year Ended 7/31/2021	$9.69	0.45	0.32	0.77	(0.49)	—	(0.49)
Year Ended 7/31/2020	$9.89	0.47	(0.21)(e)	0.26	(0.46)	—	(0.46)
Year Ended 7/31/2019	$9.62	0.49	0.27	0.76	(0.49)	—	(0.49)
Year Ended 7/31/2018	$10.07	0.47	(0.45)	0.02	(0.47)	—	(0.47)
Class R
Six Months Ended 1/31/2023 (Unaudited)	$8.63	0.20	(0.16)	0.04	(0.21)	—	(0.21)
Year Ended 7/31/2022	$9.96	0.36	(1.05)	(0.69)	(0.34)	(0.30)	(0.64)
Year Ended 7/31/2021	$9.67	0.38	0.34	0.72	(0.43)	—	(0.43)
Year Ended 7/31/2020	$9.87	0.41	(0.22)(e)	0.19	(0.39)	—	(0.39)
Year Ended 7/31/2019	$9.61	0.43	0.26	0.69	(0.43)	—	(0.43)
Year Ended 7/31/2018	$10.06	0.41	(0.45)	(0.04)	(0.41)	—	(0.41)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Income Opportunities Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$8.47	0.88%	0.70%(c)	0.59%(c)	5.33%(c)	12%	$142,442
Year Ended 7/31/2022	$8.64	(6.64%)	0.68%	0.58%	4.46%	34%	$155,887
Year Ended 7/31/2021	$9.97	8.19%	0.68%	0.61%	4.61%	58%	$199,959
Year Ended 7/31/2020	$9.69	2.70%	0.68%	0.66%	4.83%	56%	$399,854
Year Ended 7/31/2019	$9.89	8.13%	0.67%	0.67%	5.06%	43%	$430,191
Year Ended 7/31/2018	$9.62	0.26%	0.67%	0.66%	4.84%	46%	$507,399
Class R
Six Months Ended 1/31/2023 (Unaudited)	$8.46	0.56%	1.32%(c)	1.21%(c),(d)	4.72%(c)	12%	$366
Year Ended 7/31/2022	$8.63	(7.23%)	1.30%	1.20%(d)	3.86%	34%	$385
Year Ended 7/31/2021	$9.96	7.59%	1.40%	1.26%(d)	3.93%	58%	$464
Year Ended 7/31/2020	$9.67	2.06%	1.32%	1.29%(d)	4.16%	56%	$486
Year Ended 7/31/2019	$9.87	7.35%	1.29%	1.29%	4.44%	43%	$949
Year Ended 7/31/2018	$9.61	(0.37%)	1.28%	1.28%(d)	4.15%	46%	$827
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2023	25

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for
26	Columbia Income Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Income Opportunities Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
28	Columbia Income Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.65% of the Fund’s average daily net assets.
Columbia Income Opportunities Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to December 1, 2022, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.13
30	Columbia Income Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $360.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $884,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2022, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	17,976
Class C	—	1.00(b)	12

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2023
Class A	0.96%
Advisor Class	0.71
Class C	1.71
Institutional Class	0.71
Institutional 2 Class	0.64
Institutional 3 Class	0.59
Class R	1.21
Columbia Income Opportunities Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to December 1, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
776,101,000	3,556,000	(66,050,000)	(62,494,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2022 as arising on August 1, 2022.
Late year ordinary losses ($)	Post-October capital losses ($)
—	2,870,959
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $80,450,787 and $113,714,333, respectively, for the six months ended January 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition,
32	Columbia Income Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,400,000	3.60	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Income Opportunities Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
34	Columbia Income Opportunities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2023, two unaffiliated shareholders of record owned 28.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 35.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Income Opportunities Fund | Semiannual Report 2023	35

Columbia Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR164_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Disciplined Core Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Disciplined Core Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Disciplined Core Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since 2021
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/24/03	-0.04	-8.80	8.13	12.01
	Including sales charges		-5.80	-14.03	6.86	11.34
Advisor Class*		03/19/13	0.14	-8.52	8.41	12.29
Class C	Excluding sales charges	04/24/03	-0.36	-9.43	7.33	11.17
	Including sales charges		-1.30	-10.28	7.33	11.17
Institutional Class		09/27/10	0.07	-8.57	8.41	12.29
Institutional 2 Class		12/11/06	0.15	-8.46	8.43	12.37
Institutional 3 Class*		06/01/15	0.14	-8.42	8.49	12.31
Class R		12/11/06	-0.14	-8.98	7.88	11.74
S&P 500 Index			-0.44	-8.22	9.54	12.68
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Disciplined Core Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2023)
Common Stocks	98.2
Money Market Funds	1.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2023)
Communication Services	7.6
Consumer Discretionary	10.8
Consumer Staples	6.3
Energy	5.6
Financials	11.6
Health Care	14.8
Industrials	8.2
Information Technology	26.7
Materials	2.7
Real Estate	3.1
Utilities	2.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Disciplined Core Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.60	1,020.54	4.94	4.99	0.97
Advisor Class	1,000.00	1,000.00	1,001.40	1,021.81	3.67	3.71	0.72
Class C	1,000.00	1,000.00	996.40	1,016.71	8.75	8.84	1.72
Institutional Class	1,000.00	1,000.00	1,000.70	1,021.81	3.67	3.71	0.72
Institutional 2 Class	1,000.00	1,000.00	1,001.50	1,021.86	3.62	3.66	0.71
Institutional 3 Class	1,000.00	1,000.00	1,001.40	1,022.12	3.37	3.40	0.66
Class R	1,000.00	1,000.00	998.60	1,019.26	6.21	6.28	1.22
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Disciplined Core Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 7.5%
Entertainment 0.9%
Electronic Arts, Inc.	290,883	37,430,825
Interactive Media & Services 6.0%
Alphabet, Inc., Class A(a)	1,767,109	174,661,053
Meta Platforms, Inc., Class A(a)	447,774	66,704,893
Total		241,365,946
Media 0.6%
Fox Corp., Class A	630,935	21,413,934
Total Communication Services		300,210,705
Consumer Discretionary 10.6%
Automobiles 0.6%
Tesla, Inc.(a)	151,233	26,196,580
Hotels, Restaurants & Leisure 1.5%
Expedia Group, Inc.(a)	529,771	60,552,825
Household Durables 2.2%
Lennar Corp., Class A	424,856	43,505,254
PulteGroup, Inc.	761,769	43,337,039
Total		86,842,293
Internet & Direct Marketing Retail 1.4%
Amazon.com, Inc.(a)	500,121	51,577,479
Etsy, Inc.(a)	49,266	6,778,016
Total		58,355,495
Specialty Retail 4.2%
AutoZone, Inc.(a)	20,622	50,293,965
Bath & Body Works, Inc.	694,111	31,936,047
O’Reilly Automotive, Inc.(a)	72,740	57,635,539
Ulta Beauty, Inc.(a)	55,851	28,705,180
Total		168,570,731
Textiles, Apparel & Luxury Goods 0.7%
Ralph Lauren Corp.	211,846	26,237,127
Total Consumer Discretionary		426,755,051
Consumer Staples 6.2%
Food & Staples Retailing 1.5%
Kroger Co. (The)	1,324,397	59,107,838
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.3%
Archer-Daniels-Midland Co.	307,762	25,498,082
General Mills, Inc.	342,199	26,814,713
Total		52,312,795
Household Products 1.1%
Procter & Gamble Co. (The)	325,117	46,290,158
Tobacco 2.3%
Altria Group, Inc.	1,255,456	56,545,738
Philip Morris International, Inc.	326,335	34,017,161
Total		90,562,899
Total Consumer Staples		248,273,690
Energy 5.5%
Oil, Gas & Consumable Fuels 5.5%
EQT Corp.	127,019	4,149,711
Exxon Mobil Corp.	834,978	96,865,798
Marathon Petroleum Corp.	425,843	54,729,342
Valero Energy Corp.	453,793	63,544,634
Total		219,289,485
Total Energy		219,289,485
Financials 11.4%
Banks 3.0%
Citigroup, Inc.	611,439	31,929,345
Wells Fargo & Co.	1,885,355	88,366,589
Total		120,295,934
Capital Markets 3.2%
CME Group, Inc.	171,000	30,208,860
Morgan Stanley	695,507	67,693,696
State Street Corp.	333,285	30,438,919
Total		128,341,475
Consumer Finance 1.1%
Capital One Financial Corp.	389,216	46,316,704
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Core Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.1%
Aon PLC, Class A	33,473	10,667,175
Lincoln National Corp.	505,511	17,910,255
Marsh & McLennan Companies, Inc.	434,134	75,934,378
MetLife, Inc.	806,342	58,879,093
Total		163,390,901
Total Financials		458,345,014
Health Care 14.5%
Biotechnology 2.6%
AbbVie, Inc.	267,638	39,543,514
Amgen, Inc.	15,585	3,933,654
BioMarin Pharmaceutical, Inc.(a)	134,614	15,527,725
Regeneron Pharmaceuticals, Inc.(a)	24,329	18,452,817
Vertex Pharmaceuticals, Inc.(a)	87,698	28,335,224
Total		105,792,934
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	459,775	50,828,126
Hologic, Inc.(a)	349,929	28,473,723
Total		79,301,849
Health Care Providers & Services 3.5%
Cardinal Health, Inc.	411,114	31,758,556
Centene Corp.(a)	161,449	12,308,872
CVS Health Corp.	505,143	44,563,715
Humana, Inc.	35,721	18,278,436
McKesson Corp.	88,684	33,582,857
Total		140,492,436
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	40,766	6,199,694
IQVIA Holdings, Inc.(a)	329,886	75,679,147
Total		81,878,841
Pharmaceuticals 4.4%
Bristol-Myers Squibb Co.	1,102,266	80,079,625
Pfizer, Inc.	1,970,861	87,033,222
Viatris, Inc.	605,764	7,366,090
Total		174,478,937
Total Health Care		581,944,997
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.0%
Aerospace & Defense 3.3%
General Dynamics Corp.	303,422	70,715,532
Lockheed Martin Corp.	125,327	58,058,986
Textron, Inc.	79,325	5,778,826
Total		134,553,344
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	162,060	30,018,374
Airlines 0.2%
Delta Air Lines, Inc.(a)	107,961	4,221,275
Southwest Airlines Co.	99,820	3,570,561
Total		7,791,836
Building Products 0.3%
Masco Corp.	258,018	13,726,558
Commercial Services & Supplies 1.2%
Cintas Corp.	107,994	47,921,258
Machinery 1.8%
Fortive Corp.	88,144	5,996,436
Parker-Hannifin Corp.	166,847	54,392,122
Snap-On, Inc.	41,714	10,375,523
Total		70,764,081
Professional Services 0.2%
Robert Half International, Inc.	75,788	6,363,160
Road & Rail 0.3%
CSX Corp.	365,596	11,304,228
Total Industrials		322,442,839
Information Technology 26.2%
Communications Equipment 2.1%
Cisco Systems, Inc.	1,735,439	84,463,816
IT Services 2.5%
MasterCard, Inc., Class A	269,256	99,786,274
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc.(a)	849,298	63,824,745
Lam Research Corp.	96,455	48,237,145
QUALCOMM, Inc.	643,380	85,704,650
Total		197,766,540

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.0%
Adobe, Inc.(a)	120,932	44,785,957
Autodesk, Inc.(a)	99,680	21,447,149
Fortinet, Inc.(a)	1,224,210	64,075,151
Microsoft Corp.(b)	1,088,506	269,742,672
Total		400,050,929
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	1,879,673	271,218,017
Total Information Technology		1,053,285,576
Materials 2.7%
Chemicals 1.2%
CF Industries Holdings, Inc.	186,096	15,762,331
Mosaic Co. (The)	608,633	30,151,679
Total		45,914,010
Metals & Mining 1.5%
Nucor Corp.	366,011	61,863,179
Total Materials		107,777,189
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
Host Hotels & Resorts, Inc.	2,005,999	37,813,081
SBA Communications Corp.	82,752	24,621,203
Weyerhaeuser Co.	1,788,485	61,577,538
Total		124,011,822
Total Real Estate		124,011,822
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.5%
Electric Utilities 2.5%
American Electric Power Co., Inc.	706,986	66,428,405
Evergy, Inc.	542,257	33,972,401
Total		100,400,806
Total Utilities		100,400,806
Total Common Stocks (Cost $2,961,020,329)		3,942,737,174

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(c),(d)	70,368,266	70,340,119
Total Money Market Funds (Cost $70,337,736)		70,340,119
Total Investments in Securities (Cost: $3,031,358,065)		4,013,077,293
Other Assets & Liabilities, Net		2,679,426
Net Assets		4,015,756,719

At January 31, 2023, securities and/or cash totaling $6,938,680 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	401	03/2023	USD	82,004,500	1,635,726	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Core Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	24,692,126	288,444,540	(242,798,595)	2,048	70,340,119	(2,659)	773,021	70,368,266
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	300,210,705	—	—	300,210,705
Consumer Discretionary	426,755,051	—	—	426,755,051
Consumer Staples	248,273,690	—	—	248,273,690
Energy	219,289,485	—	—	219,289,485
Financials	458,345,014	—	—	458,345,014
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Health Care	581,944,997	—	—	581,944,997
Industrials	322,442,839	—	—	322,442,839
Information Technology	1,053,285,576	—	—	1,053,285,576
Materials	107,777,189	—	—	107,777,189
Real Estate	124,011,822	—	—	124,011,822
Utilities	100,400,806	—	—	100,400,806
Total Common Stocks	3,942,737,174	—	—	3,942,737,174
Money Market Funds	70,340,119	—	—	70,340,119
Total Investments in Securities	4,013,077,293	—	—	4,013,077,293
Investments in Derivatives
Asset
Futures Contracts	1,635,726	—	—	1,635,726
Total	4,014,713,019	—	—	4,014,713,019
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Core Fund | Semiannual Report 2023

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,961,020,329)	$3,942,737,174
Affiliated issuers (cost $70,337,736)	70,340,119
Receivable for:
Capital shares sold	749,812
Dividends	5,078,850
Foreign tax reclaims	4,686
Variation margin for futures contracts	1,152,875
Expense reimbursement due from Investment Manager	322
Prepaid expenses	29,142
Other assets	4,583
Total assets	4,020,097,563
Liabilities
Payable for:
Capital shares purchased	3,587,937
Management services fees	68,630
Distribution and/or service fees	25,021
Transfer agent fees	235,064
Compensation of board members	357,022
Compensation of chief compliance officer	385
Other expenses	66,785
Total liabilities	4,340,844
Net assets applicable to outstanding capital stock	$4,015,756,719
Represented by
Paid in capital	3,067,553,809
Total distributable earnings (loss)	948,202,910
Total - representing net assets applicable to outstanding capital stock	$4,015,756,719
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2023	11

Statement of Assets and Liabilities  (continued)
January 31, 2023 (Unaudited)
Class A
Net assets	$3,602,981,147
Shares outstanding	307,408,817
Net asset value per share	$11.72
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.44
Advisor Class
Net assets	$10,843,737
Shares outstanding	911,298
Net asset value per share	$11.90
Class C
Net assets	$25,451,018
Shares outstanding	2,241,355
Net asset value per share	$11.36
Institutional Class
Net assets	$283,466,136
Shares outstanding	23,977,757
Net asset value per share	$11.82
Institutional 2 Class
Net assets	$34,025,108
Shares outstanding	2,894,370
Net asset value per share	$11.76
Institutional 3 Class
Net assets	$57,120,989
Shares outstanding	4,826,089
Net asset value per share	$11.84
Class R
Net assets	$1,868,584
Shares outstanding	159,628
Net asset value per share	$11.71
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Core Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$35,608,528
Dividends — affiliated issuers	773,021
Total income	36,381,549
Expenses:
Management services fees	12,772,932
Distribution and/or service fees
Class A	4,516,565
Class C	137,723
Class R	5,032
Transfer agent fees
Class A	1,307,224
Advisor Class	4,647
Class C	9,960
Institutional Class	104,289
Institutional 2 Class	9,894
Institutional 3 Class	2,030
Class R	728
Compensation of board members	48,406
Custodian fees	13,208
Printing and postage fees	101,523
Registration fees	74,289
Audit fees	15,250
Legal fees	31,963
Interest on collateral	805
Compensation of chief compliance officer	385
Other	34,494
Total expenses	19,191,347
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(727)
Expense reduction	(1,260)
Total net expenses	19,189,360
Net investment income	17,192,189
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,845,460
Investments — affiliated issuers	(2,659)
Futures contracts	(772,603)
Net realized gain	8,070,198
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(36,176,731)
Investments — affiliated issuers	2,048
Futures contracts	669,013
Net change in unrealized appreciation (depreciation)	(35,505,670)
Net realized and unrealized loss	(27,435,472)
Net decrease in net assets resulting from operations	$(10,243,283)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$17,192,189	$30,775,872
Net realized gain	8,070,198	403,055,604
Net change in unrealized appreciation (depreciation)	(35,505,670)	(652,789,553)
Net decrease in net assets resulting from operations	(10,243,283)	(218,958,077)
Distributions to shareholders
Net investment income and net realized gains
Class A	(242,551,712)	(692,132,525)
Advisor Class	(737,867)	(2,863,254)
Class C	(1,679,126)	(6,031,632)
Institutional Class	(19,735,811)	(56,018,241)
Institutional 2 Class	(2,443,292)	(6,208,973)
Institutional 3 Class	(3,945,265)	(11,003,365)
Class R	(122,815)	(440,311)
Total distributions to shareholders	(271,215,888)	(774,698,301)
Increase in net assets from capital stock activity	51,774,029	332,266,138
Total decrease in net assets	(229,685,142)	(661,390,240)
Net assets at beginning of period	4,245,441,861	4,906,832,101
Net assets at end of period	$4,015,756,719	$4,245,441,861
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Core Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,467,378	17,149,457	2,963,146	41,708,775
Distributions reinvested	21,323,200	239,672,770	48,587,824	684,116,562
Redemptions	(16,678,721)	(194,966,514)	(30,290,069)	(422,979,498)
Net increase	6,111,857	61,855,713	21,260,901	302,845,839
Advisor Class
Subscriptions	30,337	358,271	146,587	2,083,803
Distributions reinvested	64,407	734,886	200,181	2,858,586
Redemptions	(371,375)	(4,500,155)	(319,196)	(4,436,324)
Net increase (decrease)	(276,631)	(3,406,998)	27,572	506,065
Class C
Subscriptions	155,224	1,771,757	360,511	5,002,715
Distributions reinvested	151,607	1,652,520	433,396	5,933,190
Redemptions	(558,275)	(6,365,377)	(896,827)	(12,190,740)
Net decrease	(251,444)	(2,941,100)	(102,920)	(1,254,835)
Institutional Class
Subscriptions	1,928,655	22,758,570	4,517,590	63,256,343
Distributions reinvested	1,690,884	19,157,715	3,817,819	54,174,850
Redemptions	(4,069,265)	(48,328,249)	(6,166,310)	(87,020,755)
Net increase (decrease)	(449,726)	(6,411,964)	2,169,099	30,410,438
Institutional 2 Class
Subscriptions	233,253	2,787,568	624,457	9,007,849
Distributions reinvested	213,471	2,405,812	431,796	6,096,959
Redemptions	(315,589)	(3,637,733)	(1,137,842)	(16,860,871)
Net increase (decrease)	131,135	1,555,647	(81,589)	(1,756,063)
Institutional 3 Class
Subscriptions	390,678	4,629,496	493,022	6,979,017
Distributions reinvested	341,312	3,870,474	762,919	10,841,083
Redemptions	(565,122)	(6,840,325)	(1,129,567)	(16,510,747)
Net increase	166,868	1,659,645	126,374	1,309,353
Class R
Subscriptions	8,650	100,520	37,659	518,119
Distributions reinvested	10,824	121,557	30,011	422,248
Redemptions	(61,541)	(758,991)	(52,786)	(735,026)
Net increase (decrease)	(42,067)	(536,914)	14,884	205,341
Total net increase	5,389,992	51,774,029	23,414,321	332,266,138
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2023 (Unaudited)	$12.59	0.05	(0.09)	(0.04)	(0.09)	(0.74)	(0.83)
Year Ended 7/31/2022	$15.64	0.09	(0.60)	(0.51)	(0.12)	(2.42)	(2.54)
Year Ended 7/31/2021	$12.09	0.12	4.07	4.19	(0.13)	(0.51)	(0.64)
Year Ended 7/31/2020	$12.26	0.14	0.90	1.04	(0.15)	(1.06)	(1.21)
Year Ended 7/31/2019	$12.76	0.14	0.27	0.41	(0.11)	(0.80)	(0.91)
Year Ended 7/31/2018	$11.43	0.11	1.95	2.06	(0.18)	(0.55)	(0.73)
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$12.78	0.07	(0.09)	(0.02)	(0.12)	(0.74)	(0.86)
Year Ended 7/31/2022	$15.84	0.13	(0.62)	(0.49)	(0.15)	(2.42)	(2.57)
Year Ended 7/31/2021	$12.24	0.16	4.11	4.27	(0.16)	(0.51)	(0.67)
Year Ended 7/31/2020	$12.40	0.17	0.91	1.08	(0.18)	(1.06)	(1.24)
Year Ended 7/31/2019	$12.89	0.17	0.28	0.45	(0.14)	(0.80)	(0.94)
Year Ended 7/31/2018	$11.54	0.14	1.97	2.11	(0.21)	(0.55)	(0.76)
Class C
Six Months Ended 1/31/2023 (Unaudited)	$12.18	0.00(f)	(0.08)	(0.08)	—	(0.74)	(0.74)
Year Ended 7/31/2022	$15.20	(0.02)	(0.58)	(0.60)	(0.00)(f)	(2.42)	(2.42)
Year Ended 7/31/2021	$11.77	0.02	3.96	3.98	(0.04)	(0.51)	(0.55)
Year Ended 7/31/2020	$11.97	0.05	0.87	0.92	(0.06)	(1.06)	(1.12)
Year Ended 7/31/2019	$12.47	0.05	0.27	0.32	(0.02)	(0.80)	(0.82)
Year Ended 7/31/2018	$11.20	0.02	1.90	1.92	(0.10)	(0.55)	(0.65)
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$12.71	0.07	(0.10)	(0.03)	(0.12)	(0.74)	(0.86)
Year Ended 7/31/2022	$15.76	0.13	(0.61)	(0.48)	(0.15)	(2.42)	(2.57)
Year Ended 7/31/2021	$12.18	0.15	4.10	4.25	(0.16)	(0.51)	(0.67)
Year Ended 7/31/2020	$12.34	0.17	0.91	1.08	(0.18)	(1.06)	(1.24)
Year Ended 7/31/2019	$12.84	0.17	0.27	0.44	(0.14)	(0.80)	(0.94)
Year Ended 7/31/2018	$11.50	0.14	1.96	2.10	(0.21)	(0.55)	(0.76)
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$12.64	0.07	(0.09)	(0.02)	(0.12)	(0.74)	(0.86)
Year Ended 7/31/2022	$15.69	0.13	(0.60)	(0.47)	(0.16)	(2.42)	(2.58)
Year Ended 7/31/2021	$12.13	0.16	4.07	4.23	(0.16)	(0.51)	(0.67)
Year Ended 7/31/2020	$12.30	0.17	0.91	1.08	(0.19)	(1.06)	(1.25)
Year Ended 7/31/2019	$12.80	0.17	0.28	0.45	(0.15)	(0.80)	(0.95)
Year Ended 7/31/2018	$11.47	0.15	1.95	2.10	(0.22)	(0.55)	(0.77)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Core Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2023 (Unaudited)	$11.72	(0.04%)	0.97%(c),(d)	0.97%(c),(d),(e)	0.83%(c)	23%	$3,602,981
Year Ended 7/31/2022	$12.59	(5.00%)	0.95%(d)	0.95%(d),(e)	0.64%	48%	$3,792,747
Year Ended 7/31/2021	$15.64	35.98%	0.97%(d)	0.97%(d),(e)	0.88%	69%	$4,379,045
Year Ended 7/31/2020	$12.09	8.86%	0.98%	0.98%(e)	1.18%	65%	$3,530,283
Year Ended 7/31/2019	$12.26	4.01%	0.98%	0.98%	1.16%	75%	$3,602,298
Year Ended 7/31/2018	$12.76	18.55%	0.98%	0.98%(e)	0.90%	71%	$3,749,864
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$11.90	0.14%	0.72%(c),(d)	0.72%(c),(d),(e)	1.09%(c)	23%	$10,844
Year Ended 7/31/2022	$12.78	(4.78%)	0.70%(d)	0.70%(d),(e)	0.89%	48%	$15,186
Year Ended 7/31/2021	$15.84	36.25%	0.72%(d)	0.72%(d),(e)	1.13%	69%	$18,382
Year Ended 7/31/2020	$12.24	9.11%	0.73%	0.73%(e)	1.44%	65%	$14,050
Year Ended 7/31/2019	$12.40	4.33%	0.74%	0.74%	1.38%	75%	$17,613
Year Ended 7/31/2018	$12.89	18.83%	0.73%	0.73%(e)	1.15%	71%	$9,665
Class C
Six Months Ended 1/31/2023 (Unaudited)	$11.36	(0.36%)	1.72%(c),(d)	1.72%(c),(d),(e)	0.08%(c)	23%	$25,451
Year Ended 7/31/2022	$12.18	(5.69%)	1.70%(d)	1.70%(d),(e)	(0.11%)	48%	$30,361
Year Ended 7/31/2021	$15.20	34.98%	1.72%(d)	1.72%(d),(e)	0.13%	69%	$39,464
Year Ended 7/31/2020	$11.77	8.00%	1.73%	1.73%(e)	0.43%	65%	$41,003
Year Ended 7/31/2019	$11.97	3.23%	1.73%	1.73%	0.42%	75%	$50,697
Year Ended 7/31/2018	$12.47	17.56%	1.73%	1.73%(e)	0.17%	71%	$47,968
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$11.82	0.07%	0.72%(c),(d)	0.72%(c),(d),(e)	1.08%(c)	23%	$283,466
Year Ended 7/31/2022	$12.71	(4.73%)	0.70%(d)	0.70%(d),(e)	0.89%	48%	$310,399
Year Ended 7/31/2021	$15.76	36.26%	0.72%(d)	0.72%(d),(e)	1.14%	69%	$350,842
Year Ended 7/31/2020	$12.18	9.16%	0.73%	0.73%(e)	1.43%	65%	$437,928
Year Ended 7/31/2019	$12.34	4.26%	0.74%	0.74%	1.42%	75%	$493,840
Year Ended 7/31/2018	$12.84	18.80%	0.73%	0.73%(e)	1.15%	71%	$217,861
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$11.76	0.15%	0.71%(c),(d)	0.71%(c),(d)	1.09%(c)	23%	$34,025
Year Ended 7/31/2022	$12.64	(4.74%)	0.70%(d)	0.70%(d)	0.89%	48%	$34,927
Year Ended 7/31/2021	$15.69	36.28%	0.70%(d)	0.70%(d)	1.15%	69%	$44,645
Year Ended 7/31/2020	$12.13	9.15%	0.70%	0.70%	1.50%	65%	$31,437
Year Ended 7/31/2019	$12.30	4.31%	0.70%	0.70%	1.44%	75%	$53,464
Year Ended 7/31/2018	$12.80	18.82%	0.70%	0.70%	1.22%	71%	$52,336
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2023	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$12.73	0.07	(0.09)	(0.02)	(0.13)	(0.74)	(0.87)
Year Ended 7/31/2022	$15.78	0.13	(0.60)	(0.47)	(0.16)	(2.42)	(2.58)
Year Ended 7/31/2021	$12.19	0.16	4.11	4.27	(0.17)	(0.51)	(0.68)
Year Ended 7/31/2020	$12.36	0.17	0.91	1.08	(0.19)	(1.06)	(1.25)
Year Ended 7/31/2019	$12.85	0.18	0.28	0.46	(0.15)	(0.80)	(0.95)
Year Ended 7/31/2018	$11.51	0.15	1.96	2.11	(0.22)	(0.55)	(0.77)
Class R
Six Months Ended 1/31/2023 (Unaudited)	$12.56	0.04	(0.09)	(0.05)	(0.06)	(0.74)	(0.80)
Year Ended 7/31/2022	$15.60	0.05	(0.59)	(0.54)	(0.08)	(2.42)	(2.50)
Year Ended 7/31/2021	$12.07	0.08	4.06	4.14	(0.10)	(0.51)	(0.61)
Year Ended 7/31/2020	$12.24	0.11	0.90	1.01	(0.12)	(1.06)	(1.18)
Year Ended 7/31/2019	$12.74	0.11	0.27	0.38	(0.08)	(0.80)	(0.88)
Year Ended 7/31/2018	$11.42	0.08	1.94	2.02	(0.15)	(0.55)	(0.70)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Core Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$11.84	0.14%	0.66%(c),(d)	0.66%(c),(d)	1.15%(c)	23%	$57,121
Year Ended 7/31/2022	$12.73	(4.66%)	0.64%(d)	0.64%(d)	0.95%	48%	$59,290
Year Ended 7/31/2021	$15.78	36.41%	0.64%(d)	0.64%(d)	1.20%	69%	$71,539
Year Ended 7/31/2020	$12.19	9.15%	0.65%	0.65%	1.50%	65%	$380,482
Year Ended 7/31/2019	$12.36	4.43%	0.65%	0.65%	1.50%	75%	$280,889
Year Ended 7/31/2018	$12.85	18.89%	0.65%	0.65%	1.23%	71%	$306,602
Class R
Six Months Ended 1/31/2023 (Unaudited)	$11.71	(0.14%)	1.22%(c),(d)	1.22%(c),(d),(e)	0.59%(c)	23%	$1,869
Year Ended 7/31/2022	$12.56	(5.19%)	1.20%(d)	1.20%(d),(e)	0.39%	48%	$2,532
Year Ended 7/31/2021	$15.60	35.56%	1.22%(d)	1.22%(d),(e)	0.63%	69%	$2,915
Year Ended 7/31/2020	$12.07	8.62%	1.23%	1.23%(e)	0.94%	65%	$2,804
Year Ended 7/31/2019	$12.24	3.73%	1.23%	1.23%	0.92%	75%	$4,398
Year Ended 7/31/2018	$12.74	18.21%	1.23%	1.23%(e)	0.65%	71%	$4,693
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2023	19

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Disciplined Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Disciplined Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Disciplined Core Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
22	Columbia Disciplined Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,635,726*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(772,603)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	669,013
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	65,853,450

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2023.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Disciplined Core Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
24	Columbia Disciplined Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.63% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Disciplined Core Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.07
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $1,260.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,064,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2022, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	225,653
Class C	—	1.00(b)	817

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
26	Columbia Disciplined Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2022 through November 30, 2023	Prior to December 1, 2022
Class A	0.97%	1.02%
Advisor Class	0.72	0.77
Class C	1.72	1.77
Institutional Class	0.72	0.77
Institutional 2 Class	0.71	0.76
Institutional 3 Class	0.66	0.72
Class R	1.22	1.27
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,031,358,000	1,072,242,000	(88,887,000)	983,355,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2022 as arising on August 1, 2022.
Late year ordinary losses ($)	Post-October capital losses ($)
—	37,813,126
Columbia Disciplined Core Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $886,627,812 and $1,135,511,808, respectively, for the six months ended January 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
28	Columbia Disciplined Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 9. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such
Columbia Disciplined Core Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2023, affiliated shareholders of record owned 81.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Disciplined Core Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR177_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Disciplined Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Disciplined Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Disciplined Growth Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since 2021
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/17/07	-5.48	-15.93	8.58	13.41
	Including sales charges		-10.87	-20.75	7.31	12.73
Advisor Class*		06/01/15	-5.38	-15.69	8.88	13.63
Class C	Excluding sales charges	05/17/07	-6.00	-16.62	7.78	12.57
	Including sales charges		-6.83	-17.35	7.78	12.57
Institutional Class		09/27/10	-5.36	-15.70	8.88	13.70
Institutional 2 Class		11/08/12	-5.49	-15.78	8.90	13.80
Institutional 3 Class*		06/01/15	-5.37	-15.64	8.97	13.73
Class R		05/17/07	-5.65	-16.09	8.32	13.12
Russell 1000 Growth Index			-4.71	-16.02	11.22	14.53
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Disciplined Growth Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2023)
Common Stocks	98.5
Money Market Funds	1.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2023)
Communication Services	7.5
Consumer Discretionary	15.0
Consumer Staples	5.2
Energy	1.2
Financials	2.9
Health Care	12.5
Industrials	8.3
Information Technology	44.2
Materials	1.7
Real Estate	1.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at January 31, 2023)
Information Technology
Application Software	1.9
Data Processing & Outsourced Services	3.7
IT Consulting & Other Services	1.5
Semiconductor Equipment	1.7
Semiconductors	5.9
Systems Software	16.1
Technology Hardware, Storage & Peripherals	13.4
Total	44.2
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Disciplined Growth Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	945.20	1,020.03	5.30	5.51	1.07
Advisor Class	1,000.00	1,000.00	946.20	1,021.30	4.07	4.22	0.82
Class C	1,000.00	1,000.00	940.00	1,016.20	9.00	9.35	1.82
Institutional Class	1,000.00	1,000.00	946.40	1,021.30	4.07	4.22	0.82
Institutional 2 Class	1,000.00	1,000.00	945.10	1,021.40	3.96	4.12	0.80
Institutional 3 Class	1,000.00	1,000.00	946.30	1,021.71	3.67	3.81	0.74
Class R	1,000.00	1,000.00	943.50	1,018.75	6.54	6.79	1.32
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Disciplined Growth Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 7.4%
Entertainment 0.4%
Electronic Arts, Inc.	6,061	779,930
Interactive Media & Services 7.0%
Alphabet, Inc., Class A(a)	90,761	8,970,817
Meta Platforms, Inc., Class A(a)	24,402	3,635,166
Total		12,605,983
Total Communication Services		13,385,913
Consumer Discretionary 14.8%
Automobiles 1.8%
Tesla, Inc.(a)	18,908	3,275,244
Distributors 0.4%
Genuine Parts Co.	4,491	753,680
Diversified Consumer Services 1.4%
H&R Block, Inc.	66,783	2,603,201
Hotels, Restaurants & Leisure 1.5%
Expedia Group, Inc.(a)	24,454	2,795,092
Household Durables 1.3%
PulteGroup, Inc.	24,952	1,419,519
Toll Brothers, Inc.	14,598	868,435
Total		2,287,954
Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.(a)	68,345	7,048,420
Specialty Retail 4.3%
Best Buy Co., Inc.	3,108	275,742
Lowe’s Companies, Inc.	10,137	2,111,030
O’Reilly Automotive, Inc.(a)	3,195	2,531,558
Ulta Beauty, Inc.(a)	5,570	2,862,757
Total		7,781,087
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc.	6,349	289,324
Total Consumer Discretionary		26,834,002
Consumer Staples 5.1%
Beverages 1.7%
Coca-Cola Co. (The)	51,183	3,138,541
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.7%
Darling Ingredients, Inc.(a)	15,244	1,010,525
Kellogg Co.	3,600	246,888
Total		1,257,413
Household Products 2.4%
Procter & Gamble Co. (The)	30,540	4,348,285
Tobacco 0.3%
Altria Group, Inc.	10,893	490,621
Total Consumer Staples		9,234,860
Energy 1.2%
Oil, Gas & Consumable Fuels 1.2%
Occidental Petroleum Corp.	27,242	1,765,009
PDC Energy, Inc.	4,626	313,319
Total		2,078,328
Total Energy		2,078,328
Financials 2.9%
Banks 0.7%
First Citizens BancShares Inc., Class A	1,658	1,289,394
Insurance 2.2%
Lincoln National Corp.	25,210	893,190
Marsh & McLennan Companies, Inc.	17,622	3,082,264
Total		3,975,454
Total Financials		5,264,848
Health Care 12.3%
Biotechnology 3.6%
AbbVie, Inc.	20,225	2,988,244
Amgen, Inc.	2,879	726,660
BioMarin Pharmaceutical, Inc.(a)	4,803	554,026
Regeneron Pharmaceuticals, Inc.(a)	715	542,306
Sarepta Therapeutics, Inc.(a)	2,371	296,304
Vertex Pharmaceuticals, Inc.(a)	4,214	1,361,543
Total		6,469,083
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	29,828	3,297,485
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.8%
Humana, Inc.	6,034	3,087,598
McKesson Corp.	837	316,955
Molina Healthcare, Inc.(a)	1,885	587,800
UnitedHealth Group, Inc.	2,190	1,093,226
Total		5,085,579
Life Sciences Tools & Services 3.6%
IQVIA Holdings, Inc.(a)	16,087	3,690,518
Mettler-Toledo International, Inc.(a)	1,612	2,471,067
Syneos Health, Inc.(a)	10,528	378,166
Total		6,539,751
Pharmaceuticals 0.5%
Merck & Co., Inc.	9,365	1,005,895
Total Health Care		22,397,793
Industrials 8.1%
Aerospace & Defense 2.2%
Lockheed Martin Corp.	8,606	3,986,815
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	10,047	1,861,006
Commercial Services & Supplies 0.9%
Cintas Corp.	3,713	1,647,607
Construction & Engineering 0.2%
AECOM	3,325	290,173
Machinery 1.6%
Allison Transmission Holdings, Inc.	65,440	2,950,035
Road & Rail 2.2%
CSX Corp.	19,718	609,680
Uber Technologies, Inc.(a)	111,119	3,436,911
Total		4,046,591
Total Industrials		14,782,227
Information Technology 43.5%
IT Services 5.0%
Accenture PLC, Class A	925	258,121
Gartner, Inc.(a)	6,993	2,364,613
MasterCard, Inc., Class A	16,766	6,213,480
Visa, Inc., Class A	1,433	329,891
Total		9,166,105
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 7.5%
Advanced Micro Devices, Inc.(a)	55,402	4,163,460
Lam Research Corp.	6,141	3,071,114
NVIDIA Corp.	9,853	1,924,981
QUALCOMM, Inc.	33,876	4,512,622
Total		13,672,177
Software 17.8%
Adobe, Inc.(a)	9,336	3,457,494
Crowdstrike Holdings, Inc., Class A(a)	15,351	1,625,671
Fortinet, Inc.(a)	63,229	3,309,406
Microsoft Corp.	80,299	19,898,895
Palo Alto Networks, Inc.(a)	22,634	3,590,657
Zscaler, Inc.(a)	3,249	403,396
Total		32,285,519
Technology Hardware, Storage & Peripherals 13.2%
Apple, Inc.(b)	165,524	23,883,458
Total Information Technology		79,007,259
Materials 1.7%
Chemicals 0.7%
CF Industries Holdings, Inc.	14,816	1,254,915
Paper & Forest Products 1.0%
Louisiana-Pacific Corp.	27,784	1,891,813
Total Materials		3,146,728
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
SBA Communications Corp.	8,968	2,668,249
Total Real Estate		2,668,249
Total Common Stocks (Cost $107,263,949)		178,800,207

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(c),(d)	2,769,524	2,768,417
Total Money Market Funds (Cost $2,768,590)		2,768,417
Total Investments in Securities (Cost: $110,032,539)		181,568,624
Other Assets & Liabilities, Net		9,743
Net Assets		181,578,367

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
At January 31, 2023, securities and/or cash totaling $331,867 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	14	03/2023	USD	2,863,000	153,643	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	2,044,430	23,088,862	(22,364,429)	(446)	2,768,417	249	34,633	2,769,524
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	13,385,913	—	—	13,385,913
Consumer Discretionary	26,834,002	—	—	26,834,002
Consumer Staples	9,234,860	—	—	9,234,860
Energy	2,078,328	—	—	2,078,328
Financials	5,264,848	—	—	5,264,848
Health Care	22,397,793	—	—	22,397,793
Industrials	14,782,227	—	—	14,782,227
Information Technology	79,007,259	—	—	79,007,259
Materials	3,146,728	—	—	3,146,728
Real Estate	2,668,249	—	—	2,668,249
Total Common Stocks	178,800,207	—	—	178,800,207
Money Market Funds	2,768,417	—	—	2,768,417
Total Investments in Securities	181,568,624	—	—	181,568,624
Investments in Derivatives
Asset
Futures Contracts	153,643	—	—	153,643
Total	181,722,267	—	—	181,722,267
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $107,263,949)	$178,800,207
Affiliated issuers (cost $2,768,590)	2,768,417
Receivable for:
Capital shares sold	90,285
Dividends	128,501
Variation margin for futures contracts	40,250
Expense reimbursement due from Investment Manager	750
Prepaid expenses	6,821
Total assets	181,835,231
Liabilities
Payable for:
Capital shares purchased	129,246
Management services fees	3,661
Distribution and/or service fees	975
Transfer agent fees	13,083
Compensation of board members	85,159
Compensation of chief compliance officer	19
Audit fees	15,250
Other expenses	9,471
Total liabilities	256,864
Net assets applicable to outstanding capital stock	$181,578,367
Represented by
Paid in capital	111,777,604
Total distributable earnings (loss)	69,800,763
Total - representing net assets applicable to outstanding capital stock	$181,578,367
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Growth Fund | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
January 31, 2023 (Unaudited)
Class A
Net assets	$112,169,313
Shares outstanding	14,880,559
Net asset value per share	$7.54
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.00
Advisor Class
Net assets	$3,884,560
Shares outstanding	505,323
Net asset value per share	$7.69
Class C
Net assets	$7,967,140
Shares outstanding	1,201,201
Net asset value per share	$6.63
Institutional Class
Net assets	$33,552,703
Shares outstanding	4,337,395
Net asset value per share	$7.74
Institutional 2 Class
Net assets	$2,905,910
Shares outstanding	352,891
Net asset value per share	$8.23
Institutional 3 Class
Net assets	$20,581,783
Shares outstanding	2,612,611
Net asset value per share	$7.88
Class R
Net assets	$516,958
Shares outstanding	69,504
Net asset value per share	$7.44
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2023	11

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$911,457
Dividends — affiliated issuers	34,633
Total income	946,090
Expenses:
Management services fees	727,717
Distribution and/or service fees
Class A	146,615
Class C	47,419
Class R	1,281
Transfer agent fees
Class A	55,364
Advisor Class	2,619
Class C	4,473
Institutional Class	17,994
Institutional 2 Class	1,168
Institutional 3 Class	807
Class R	242
Compensation of board members	12,430
Custodian fees	3,364
Printing and postage fees	10,760
Registration fees	61,674
Audit fees	15,250
Legal fees	7,216
Compensation of chief compliance officer	19
Other	7,179
Total expenses	1,123,591
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(140,949)
Expense reduction	(60)
Total net expenses	982,582
Net investment loss	(36,492)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,282,182
Investments — affiliated issuers	249
Futures contracts	(42,778)
Net realized gain	5,239,653
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(18,326,523)
Investments — affiliated issuers	(446)
Futures contracts	4,106
Net change in unrealized appreciation (depreciation)	(18,322,863)
Net realized and unrealized loss	(13,083,210)
Net decrease in net assets resulting from operations	$(13,119,702)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Growth Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment loss	$(36,492)	$(263,147)
Net realized gain	5,239,653	28,353,140
Net change in unrealized appreciation (depreciation)	(18,322,863)	(46,191,615)
Net decrease in net assets resulting from operations	(13,119,702)	(18,101,622)
Distributions to shareholders
Net investment income and net realized gains
Class A	(11,920,336)	(35,792,442)
Advisor Class	(613,286)	(1,675,194)
Class C	(1,081,363)	(3,549,059)
Institutional Class	(3,507,339)	(12,561,236)
Institutional 2 Class	(320,667)	(1,048,782)
Institutional 3 Class	(1,979,187)	(4,245,829)
Class R	(53,421)	(136,943)
Total distributions to shareholders	(19,475,599)	(59,009,485)
Decrease in net assets from capital stock activity	(3,830,583)	(16,176,118)
Total decrease in net assets	(36,425,884)	(93,287,225)
Net assets at beginning of period	218,004,251	311,291,476
Net assets at end of period	$181,578,367	$218,004,251
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,051,814	8,222,977	1,225,449	12,292,712
Distributions reinvested	1,604,074	11,661,622	3,290,428	34,845,634
Redemptions	(2,316,403)	(18,071,627)	(3,659,508)	(37,078,655)
Net increase	339,485	1,812,972	856,369	10,059,691
Advisor Class
Subscriptions	28,139	204,547	10,394	117,496
Distributions reinvested	82,614	612,168	154,551	1,661,427
Redemptions	(334,673)	(2,477,673)	(154,817)	(1,859,784)
Net increase (decrease)	(223,920)	(1,660,958)	10,128	(80,861)
Class C
Subscriptions	61,679	447,951	113,558	1,016,098
Distributions reinvested	167,405	1,071,391	365,385	3,485,771
Redemptions	(386,604)	(2,613,628)	(582,934)	(5,491,816)
Net decrease	(157,520)	(1,094,286)	(103,991)	(989,947)
Institutional Class
Subscriptions	580,276	4,721,357	865,114	9,134,399
Distributions reinvested	467,706	3,489,087	1,042,468	11,269,073
Redemptions	(1,744,628)	(14,175,450)	(1,606,135)	(16,575,618)
Net increase (decrease)	(696,646)	(5,965,006)	301,447	3,827,854
Institutional 2 Class
Subscriptions	35,249	302,202	72,787	833,524
Distributions reinvested	40,386	320,667	91,757	1,048,782
Redemptions	(107,695)	(868,227)	(152,775)	(1,546,711)
Net increase (decrease)	(32,060)	(245,358)	11,769	335,595
Institutional 3 Class
Subscriptions	377,720	3,100,570	780,269	8,054,407
Distributions reinvested	259,629	1,970,581	384,995	4,227,243
Redemptions	(219,116)	(1,800,540)	(3,143,120)	(41,753,343)
Net increase (decrease)	418,233	3,270,611	(1,977,856)	(29,471,693)
Class R
Subscriptions	2,104	16,443	10,024	99,630
Distributions reinvested	7,413	53,154	12,962	136,105
Redemptions	(2,276)	(18,155)	(9,335)	(92,492)
Net increase	7,241	51,442	13,651	143,243
Total net decrease	(345,187)	(3,830,583)	(888,483)	(16,176,118)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Growth Fund | Semiannual Report 2023

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Columbia Disciplined Growth Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2023 (Unaudited)	$8.93	(0.00)(c)	(0.52)	(0.52)	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.30	(0.02)	(0.61)	(0.63)	—	(2.74)	(2.74)
Year Ended 7/31/2021	$10.34	(0.01)	3.29	3.28	(0.00)(c)	(1.32)	(1.32)
Year Ended 7/31/2020	$9.24	0.01	1.83	1.84	(0.04)	(0.70)	(0.74)
Year Ended 7/31/2019	$10.11	0.03	0.31	0.34	—	(1.21)	(1.21)
Year Ended 7/31/2018	$9.50	0.01	1.85	1.86	(0.03)	(1.22)	(1.25)
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$9.08	0.01	(0.53)	(0.52)	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.45	0.01	(0.63)	(0.62)	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.44	0.02	3.33	3.35	(0.02)	(1.32)	(1.34)
Year Ended 7/31/2020	$9.32	0.04	1.84	1.88	(0.06)	(0.70)	(0.76)
Year Ended 7/31/2019	$10.18	0.06	0.30	0.36	(0.01)	(1.21)	(1.22)
Year Ended 7/31/2018	$9.56	0.03	1.87	1.90	(0.06)	(1.22)	(1.28)
Class C
Six Months Ended 1/31/2023 (Unaudited)	$8.01	(0.03)	(0.48)	(0.51)	—	(0.87)	(0.87)
Year Ended 7/31/2022	$11.32	(0.09)	(0.52)	(0.61)	—	(2.70)	(2.70)
Year Ended 7/31/2021	$9.67	(0.09)	3.06	2.97	—	(1.32)	(1.32)
Year Ended 7/31/2020	$8.71	(0.05)	1.71	1.66	—	(0.70)	(0.70)
Year Ended 7/31/2019	$9.67	(0.03)	0.28	0.25	—	(1.21)	(1.21)
Year Ended 7/31/2018	$9.18	(0.06)	1.77	1.71	—	(1.22)	(1.22)
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$9.13	0.01	(0.53)	(0.52)	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.50	0.01	(0.63)	(0.62)	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.48	0.02	3.34	3.36	(0.02)	(1.32)	(1.34)
Year Ended 7/31/2020	$9.36	0.04	1.84	1.88	(0.06)	(0.70)	(0.76)
Year Ended 7/31/2019	$10.21	0.06	0.31	0.37	(0.01)	(1.21)	(1.22)
Year Ended 7/31/2018	$9.59	0.04	1.86	1.90	(0.06)	(1.22)	(1.28)
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$9.66	0.01	(0.57)	(0.56)	—	(0.87)	(0.87)
Year Ended 7/31/2022	$13.08	0.01	(0.68)	(0.67)	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.91	0.02	3.50	3.52	(0.03)	(1.32)	(1.35)
Year Ended 7/31/2020	$9.71	0.05	1.92	1.97	(0.07)	(0.70)	(0.77)
Year Ended 7/31/2019	$10.55	0.07	0.32	0.39	(0.02)	(1.21)	(1.23)
Year Ended 7/31/2018	$9.87	0.04	1.92	1.96	(0.06)	(1.22)	(1.28)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2023 (Unaudited)	$7.54	(5.48%)	1.22%(d)	1.07%(d),(e)	(0.10%)(d)	34%	$112,169
Year Ended 7/31/2022	$8.93	(8.64%)	1.17%(f)	1.07%(e),(f)	(0.16%)	71%	$129,906
Year Ended 7/31/2021	$12.30	34.51%	1.17%(f)	1.10%(e),(f)	(0.09%)	87%	$168,331
Year Ended 7/31/2020	$10.34	21.22%	1.17%	1.16%	0.16%	78%	$135,119
Year Ended 7/31/2019	$9.24	4.98%	1.17%	1.17%	0.37%	78%	$129,678
Year Ended 7/31/2018	$10.11	20.79%	1.17%	1.17%(e)	0.12%	82%	$130,693
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$7.69	(5.38%)	0.96%(d)	0.82%(d),(e)	0.18%(d)	34%	$3,885
Year Ended 7/31/2022	$9.08	(8.42%)	0.92%(f)	0.82%(e),(f)	0.09%	71%	$6,624
Year Ended 7/31/2021	$12.45	34.98%	0.92%(f)	0.85%(e),(f)	0.16%	87%	$8,951
Year Ended 7/31/2020	$10.44	21.56%	0.92%	0.91%	0.41%	78%	$8,198
Year Ended 7/31/2019	$9.32	5.17%	0.92%	0.92%	0.62%	78%	$8,471
Year Ended 7/31/2018	$10.18	21.06%	0.92%	0.92%(e)	0.34%	82%	$7,947
Class C
Six Months Ended 1/31/2023 (Unaudited)	$6.63	(6.00%)	1.97%(d)	1.82%(d),(e)	(0.84%)(d)	34%	$7,967
Year Ended 7/31/2022	$8.01	(9.25%)	1.92%(f)	1.82%(e),(f)	(0.91%)	71%	$10,877
Year Ended 7/31/2021	$11.32	33.62%	1.92%(f)	1.85%(e),(f)	(0.84%)	87%	$16,557
Year Ended 7/31/2020	$9.67	20.29%	1.92%	1.91%	(0.59%)	78%	$15,962
Year Ended 7/31/2019	$8.71	4.19%	1.92%	1.92%	(0.38%)	78%	$17,964
Year Ended 7/31/2018	$9.67	19.77%	1.92%	1.92%(e)	(0.62%)	82%	$21,203
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$7.74	(5.36%)	0.96%(d)	0.82%(d),(e)	0.15%(d)	34%	$33,553
Year Ended 7/31/2022	$9.13	(8.38%)	0.92%(f)	0.82%(e),(f)	0.09%	71%	$45,968
Year Ended 7/31/2021	$12.50	34.93%	0.92%(f)	0.85%(e),(f)	0.16%	87%	$59,164
Year Ended 7/31/2020	$10.48	21.46%	0.92%	0.91%	0.42%	78%	$66,065
Year Ended 7/31/2019	$9.36	5.26%	0.92%	0.92%	0.61%	78%	$86,537
Year Ended 7/31/2018	$10.21	20.99%	0.92%	0.92%(e)	0.37%	82%	$123,250
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$8.23	(5.49%)	0.94%(d)	0.80%(d)	0.17%(d)	34%	$2,906
Year Ended 7/31/2022	$9.66	(8.38%)	0.90%(f)	0.80%(f)	0.11%	71%	$3,718
Year Ended 7/31/2021	$13.08	35.00%	0.89%(f)	0.82%(f)	0.18%	87%	$4,879
Year Ended 7/31/2020	$10.91	21.59%	0.86%	0.85%	0.51%	78%	$4,611
Year Ended 7/31/2019	$9.71	5.27%	0.86%	0.85%	0.70%	78%	$10,235
Year Ended 7/31/2018	$10.55	21.10%	0.87%	0.85%	0.38%	82%	$12,184
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2023	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$9.28	0.01	(0.54)	(0.53)	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.66	0.02	(0.65)	(0.63)	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.60	0.02	3.39	3.41	(0.03)	(1.32)	(1.35)
Year Ended 7/31/2020	$9.46	0.05	1.86	1.91	(0.07)	(0.70)	(0.77)
Year Ended 7/31/2019	$10.31	0.07	0.31	0.38	(0.02)	(1.21)	(1.23)
Year Ended 7/31/2018	$9.67	0.05	1.88	1.93	(0.07)	(1.22)	(1.29)
Class R
Six Months Ended 1/31/2023 (Unaudited)	$8.84	(0.01)	(0.52)	(0.53)	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.21	(0.04)	(0.61)	(0.65)	—	(2.72)	(2.72)
Year Ended 7/31/2021	$10.34	(0.04)	3.27	3.23	(0.04)	(1.32)	(1.36)
Year Ended 7/31/2020	$9.24	(0.01)	1.83	1.82	(0.02)	(0.70)	(0.72)
Year Ended 7/31/2019	$10.13	0.01	0.31	0.32	—	(1.21)	(1.21)
Year Ended 7/31/2018	$9.53	(0.01)	1.84	1.83	(0.01)	(1.22)	(1.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$7.88	(5.37%)	0.88%(d)	0.74%(d)	0.23%(d)	34%	$20,582
Year Ended 7/31/2022	$9.28	(8.32%)	0.83%(f)	0.74%(f)	0.13%	71%	$20,361
Year Ended 7/31/2021	$12.66	35.05%	0.82%(f)	0.77%(f)	0.20%	87%	$52,816
Year Ended 7/31/2020	$10.60	21.58%	0.81%	0.79%	0.53%	78%	$206,590
Year Ended 7/31/2019	$9.46	5.35%	0.80%	0.80%	0.75%	78%	$213,693
Year Ended 7/31/2018	$10.31	21.17%	0.81%	0.80%	0.49%	82%	$266,180
Class R
Six Months Ended 1/31/2023 (Unaudited)	$7.44	(5.65%)	1.47%(d)	1.32%(d),(e)	(0.35%)(d)	34%	$517
Year Ended 7/31/2022	$8.84	(8.83%)	1.42%(f)	1.32%(e),(f)	(0.40%)	71%	$550
Year Ended 7/31/2021	$12.21	34.18%	1.42%(f)	1.35%(e),(f)	(0.34%)	87%	$594
Year Ended 7/31/2020	$10.34	20.93%	1.42%	1.41%	(0.07%)	78%	$651
Year Ended 7/31/2019	$9.24	4.74%	1.42%	1.42%	0.12%	78%	$1,197
Year Ended 7/31/2018	$10.13	20.32%	1.42%	1.42%(e)	(0.13%)	82%	$1,352
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2023	19

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Disciplined Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Disciplined Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Disciplined Growth Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
22	Columbia Disciplined Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	153,643*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(42,778)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,106
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,305,175

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2023.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Disciplined Growth Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
24	Columbia Disciplined Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.09
Columbia Disciplined Growth Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $60.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $29,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2022, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	66,874
Class C	—	1.00(b)	119

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2023
Class A	1.07%
Advisor Class	0.82
Class C	1.82
Institutional Class	0.82
Institutional 2 Class	0.80
Institutional 3 Class	0.74
Class R	1.32
26	Columbia Disciplined Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
110,033,000	73,471,000	(1,782,000)	71,689,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2022 as arising on August 1, 2022.
Late year ordinary losses ($)	Post-October capital losses ($)
93,795	5,597,617
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $63,488,691 and $87,444,928, respectively, for the six months ended January 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition,
Columbia Disciplined Growth Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
28	Columbia Disciplined Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2023, one unaffiliated shareholder of record owned 13.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 58.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Disciplined Growth Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Disciplined Growth Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Disciplined Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR178_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Disciplined Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Disciplined Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Disciplined Value Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since 2021
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/01/08	3.35	0.01	5.94	10.06
	Including sales charges		-2.59	-5.77	4.69	9.40
Advisor Class*		06/01/15	3.34	0.27	6.19	10.27
Class C	Excluding sales charges	08/01/08	2.78	-0.79	5.12	9.22
	Including sales charges		1.86	-1.68	5.12	9.22
Institutional Class		09/27/10	3.45	0.27	6.20	10.34
Institutional 2 Class*		06/01/15	3.40	0.32	6.32	10.35
Institutional 3 Class*		06/01/15	3.45	0.38	6.35	10.39
Class R		08/01/08	3.08	-0.24	5.66	9.79
Class V	Excluding sales charges	03/07/11	3.25	0.02	5.94	10.05
	Including sales charges		-2.71	-5.69	4.69	9.40
Russell 1000 Value Index			4.66	-0.43	6.94	10.15
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Disciplined Value Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2023)
Common Stocks	98.0
Money Market Funds	2.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2023)
Communication Services	7.7
Consumer Discretionary	6.6
Consumer Staples	6.6
Energy	8.5
Financials	20.2
Health Care	15.8
Industrials	10.5
Information Technology	8.8
Materials	5.2
Real Estate	5.0
Utilities	5.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Disciplined Value Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,033.50	1,020.18	5.39	5.35	1.04
Advisor Class	1,000.00	1,000.00	1,033.40	1,021.45	4.09	4.07	0.79
Class C	1,000.00	1,000.00	1,027.80	1,016.36	9.25	9.20	1.79
Institutional Class	1,000.00	1,000.00	1,034.50	1,021.45	4.10	4.07	0.79
Institutional 2 Class	1,000.00	1,000.00	1,034.00	1,021.71	3.84	3.81	0.74
Institutional 3 Class	1,000.00	1,000.00	1,034.50	1,022.01	3.52	3.50	0.68
Class R	1,000.00	1,000.00	1,030.80	1,018.91	6.67	6.64	1.29
Class V	1,000.00	1,000.00	1,032.50	1,020.18	5.39	5.35	1.04
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Disciplined Value Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 7.5%
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	55,072	2,289,343
Entertainment 0.3%
Activision Blizzard, Inc.	6,664	510,262
Interactive Media & Services 4.7%
Alphabet, Inc., Class A(a)	44,943	4,442,166
Meta Platforms, Inc., Class A(a)	24,838	3,700,117
TripAdvisor, Inc.(a)	17,239	401,669
Total		8,543,952
Media 1.2%
Interpublic Group of Companies, Inc. (The)	61,644	2,247,540
Total Communication Services		13,591,097
Consumer Discretionary 6.5%
Automobiles 0.2%
Thor Industries, Inc.	3,963	377,793
Diversified Consumer Services 1.2%
ADT, Inc.	38,045	334,416
H&R Block, Inc.	45,451	1,771,680
Total		2,106,096
Hotels, Restaurants & Leisure 0.2%
Travel + Leisure Co.	9,325	395,100
Household Durables 1.7%
Lennar Corp., Class A	5,307	543,437
PulteGroup, Inc.	43,403	2,469,196
Total		3,012,633
Multiline Retail 0.2%
Macy’s, Inc.	16,406	387,674
Specialty Retail 3.0%
AutoNation, Inc.(a)	20,349	2,578,625
AutoZone, Inc.(a)	877	2,138,871
O’Reilly Automotive, Inc.(a)	968	766,995
Total		5,484,491
Total Consumer Discretionary		11,763,787
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.5%
Food Products 1.3%
General Mills, Inc.	29,873	2,340,848
Household Products 1.9%
Procter & Gamble Co. (The)	24,652	3,509,952
Tobacco 3.3%
Altria Group, Inc.	54,072	2,435,403
Philip Morris International, Inc.	33,062	3,446,383
Total		5,881,786
Total Consumer Staples		11,732,586
Energy 8.3%
Oil, Gas & Consumable Fuels 8.3%
Chevron Corp.(b)	7,090	1,233,802
ConocoPhillips Co.	11,066	1,348,613
Exxon Mobil Corp.	64,509	7,483,689
Marathon Petroleum Corp.	10,763	1,383,261
Valero Energy Corp.	25,424	3,560,123
Total		15,009,488
Total Energy		15,009,488
Financials 19.7%
Banks 7.8%
Bank OZK	66,084	3,018,056
Citigroup, Inc.	80,587	4,208,253
JPMorgan Chase & Co.	9,866	1,380,845
Popular, Inc.	38,135	2,617,587
Wells Fargo & Co.	62,762	2,941,655
Total		14,166,396
Capital Markets 4.5%
CME Group, Inc.	18,739	3,310,432
Goldman Sachs Group, Inc. (The)	1,174	429,461
Morgan Stanley	43,710	4,254,294
State Street Corp.	1,982	181,016
Total		8,175,203
Consumer Finance 1.5%
Capital One Financial Corp.	22,368	2,661,792
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc., Class B(a)	6,421	2,000,270
Insurance 4.8%
American International Group, Inc.	8,341	527,318
Marsh & McLennan Companies, Inc.	18,488	3,233,736
MetLife, Inc.	48,319	3,528,254
Prudential Financial, Inc.	13,616	1,428,863
Total		8,718,171
Total Financials		35,721,832
Health Care 15.4%
Biotechnology 2.1%
BioMarin Pharmaceutical, Inc.(a)	10,051	1,159,383
Gilead Sciences, Inc.	7,641	641,386
Regeneron Pharmaceuticals, Inc.(a)	1,465	1,111,159
Vertex Pharmaceuticals, Inc.(a)	2,815	909,526
Total		3,821,454
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	40,061	4,428,744
Hologic, Inc.(a)	4,458	362,747
Total		4,791,491
Health Care Providers & Services 3.2%
Centene Corp.(a)	12,816	977,092
CVS Health Corp.	31,858	2,810,513
McKesson Corp.	5,240	1,984,283
Total		5,771,888
Life Sciences Tools & Services 0.8%
Syneos Health, Inc.(a)	38,646	1,388,164
Pharmaceuticals 6.7%
Bristol-Myers Squibb Co.	58,757	4,268,696
Jazz Pharmaceuticals PLC(a)	11,843	1,855,324
Johnson & Johnson	6,811	1,113,054
Pfizer, Inc.	111,596	4,928,079
Total		12,165,153
Total Health Care		27,938,150
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 10.3%
Aerospace & Defense 3.0%
General Dynamics Corp.	14,870	3,465,602
Textron, Inc.	28,005	2,040,165
Total		5,505,767
Building Products 2.4%
Builders FirstSource, Inc.(a)	46,687	3,720,954
Owens Corning	6,535	631,608
Total		4,352,562
Commercial Services & Supplies 1.2%
Republic Services, Inc.	12,254	1,529,544
Waste Management, Inc.	4,493	695,202
Total		2,224,746
Electrical Equipment 1.9%
Emerson Electric Co.	37,142	3,350,951
Machinery 0.3%
Allison Transmission Holdings, Inc.	9,916	447,013
Road & Rail 1.5%
CSX Corp.	87,113	2,693,534
Total Industrials		18,574,573
Information Technology 8.7%
Communications Equipment 2.7%
Cisco Systems, Inc.	101,226	4,926,669
IT Services 2.0%
Automatic Data Processing, Inc.	5,969	1,347,860
Fidelity National Information Services, Inc.	7,369	552,970
PayPal Holdings, Inc.(a)	20,635	1,681,546
Total		3,582,376
Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices, Inc.(a)	43,661	3,281,124
Software 2.2%
Dropbox, Inc., Class A(a)	44,765	1,039,891
Salesforce, Inc.(a)	15,173	2,548,609
Zoom Video Communications, Inc., Class A(a)	4,011	300,825
Total		3,889,325
Total Information Technology		15,679,494

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 5.1%
Chemicals 0.7%
Mosaic Co. (The)	24,367	1,207,141
Metals & Mining 2.6%
Nucor Corp.	16,333	2,760,604
Steel Dynamics, Inc.	15,520	1,872,333
Total		4,632,937
Paper & Forest Products 1.8%
Louisiana-Pacific Corp.	49,358	3,360,786
Total Materials		9,200,864
Real Estate 4.9%
Equity Real Estate Investment Trusts (REITS) 4.9%
Host Hotels & Resorts, Inc.	85,197	1,605,963
Public Storage	5,597	1,703,391
SBA Communications Corp.	1,984	590,299
Simon Property Group, Inc.	14,171	1,820,407
Weyerhaeuser Co.	90,699	3,122,767
Total		8,842,827
Total Real Estate		8,842,827
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 5.0%
Electric Utilities 3.4%
American Electric Power Co., Inc.	35,932	3,376,170
Pinnacle West Capital Corp.	38,087	2,839,386
Total		6,215,556
Independent Power and Renewable Electricity Producers 1.6%
Vistra Corp.	126,278	2,911,971
Total Utilities		9,127,527
Total Common Stocks (Cost $151,579,927)		177,182,225

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(c),(d)	3,560,906	3,559,481
Total Money Market Funds (Cost $3,559,268)		3,559,481
Total Investments in Securities (Cost: $155,139,195)		180,741,706
Other Assets & Liabilities, Net		204,155
Net Assets		180,945,861

At January 31, 2023, securities and/or cash totaling $295,834 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	19	03/2023	USD	3,885,500	59,048	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	1,917,742	12,926,136	(11,284,469)	72	3,559,481	220	43,355	3,560,906
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	13,591,097	—	—	13,591,097
Consumer Discretionary	11,763,787	—	—	11,763,787
Consumer Staples	11,732,586	—	—	11,732,586
Energy	15,009,488	—	—	15,009,488
Financials	35,721,832	—	—	35,721,832
Health Care	27,938,150	—	—	27,938,150
Industrials	18,574,573	—	—	18,574,573
Information Technology	15,679,494	—	—	15,679,494
Materials	9,200,864	—	—	9,200,864
Real Estate	8,842,827	—	—	8,842,827
Utilities	9,127,527	—	—	9,127,527
Total Common Stocks	177,182,225	—	—	177,182,225
Money Market Funds	3,559,481	—	—	3,559,481
Total Investments in Securities	180,741,706	—	—	180,741,706
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	59,048	—	—	59,048
Total	180,800,754	—	—	180,800,754
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Value Fund | Semiannual Report 2023

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $151,579,927)	$177,182,225
Affiliated issuers (cost $3,559,268)	3,559,481
Receivable for:
Capital shares sold	88,456
Dividends	318,908
Variation margin for futures contracts	54,625
Expense reimbursement due from Investment Manager	1,034
Prepaid expenses	6,592
Total assets	181,211,321
Liabilities
Payable for:
Capital shares purchased	148,495
Management services fees	3,656
Distribution and/or service fees	1,120
Transfer agent fees	12,205
Compensation of board members	76,289
Compensation of chief compliance officer	17
Audit fees	15,250
Other expenses	8,428
Total liabilities	265,460
Net assets applicable to outstanding capital stock	$180,945,861
Represented by
Paid in capital	154,769,766
Total distributable earnings (loss)	26,176,095
Total - representing net assets applicable to outstanding capital stock	$180,945,861
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2023	11

Statement of Assets and Liabilities  (continued)
January 31, 2023 (Unaudited)
Class A
Net assets	$53,913,627
Shares outstanding	6,785,129
Net asset value per share	$7.95
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.44
Advisor Class
Net assets	$1,350,784
Shares outstanding	167,380
Net asset value per share	$8.07
Class C
Net assets	$8,476,199
Shares outstanding	1,113,350
Net asset value per share	$7.61
Institutional Class
Net assets	$34,748,239
Shares outstanding	4,302,523
Net asset value per share	$8.08
Institutional 2 Class
Net assets	$714,044
Shares outstanding	88,715
Net asset value per share	$8.05
Institutional 3 Class
Net assets	$4,609,331
Shares outstanding	571,012
Net asset value per share	$8.07
Class R
Net assets	$1,194,133
Shares outstanding	149,648
Net asset value per share	$7.98
Class V
Net assets	$75,939,504
Shares outstanding	9,606,285
Net asset value per share	$7.91
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$8.39
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Value Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,252,539
Dividends — affiliated issuers	43,355
Foreign taxes withheld	(4,355)
Total income	2,291,539
Expenses:
Management services fees	675,086
Distribution and/or service fees
Class A	66,601
Class C	43,479
Class R	2,812
Class V	93,798
Transfer agent fees
Class A	32,808
Advisor Class	808
Class C	5,354
Institutional Class	21,463
Institutional 2 Class	182
Institutional 3 Class	258
Class R	693
Class V	46,200
Compensation of board members	12,149
Custodian fees	2,852
Printing and postage fees	9,862
Registration fees	65,452
Audit fees	15,250
Legal fees	7,092
Interest on collateral	11
Compensation of chief compliance officer	17
Other	7,425
Total expenses	1,109,652
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(193,240)
Fees waived by transfer agent
Institutional 3 Class	(177)
Expense reduction	(1,430)
Total net expenses	914,805
Net investment income	1,376,734
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,339,024
Investments — affiliated issuers	220
Futures contracts	(88,723)
Net realized gain	2,250,521
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,068,242
Investments — affiliated issuers	72
Futures contracts	(34,706)
Net change in unrealized appreciation (depreciation)	2,033,608
Net realized and unrealized gain	4,284,129
Net increase in net assets resulting from operations	$5,660,863
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$1,376,734	$2,774,940
Net realized gain	2,250,521	26,259,607
Net change in unrealized appreciation (depreciation)	2,033,608	(23,933,139)
Net increase in net assets resulting from operations	5,660,863	5,101,408
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,034,531)	(13,178,216)
Advisor Class	(147,123)	(450,857)
Class C	(913,270)	(2,098,648)
Institutional Class	(3,889,096)	(9,421,332)
Institutional 2 Class	(55,965)	(214,442)
Institutional 3 Class	(470,055)	(4,082,447)
Class R	(124,826)	(325,322)
Class V	(8,507,320)	(20,480,269)
Total distributions to shareholders	(20,142,186)	(50,251,533)
Increase in net assets from capital stock activity	3,754,101	21,129,847
Total decrease in net assets	(10,727,222)	(24,020,278)
Net assets at beginning of period	191,673,083	215,693,361
Net assets at end of period	$180,945,861	$191,673,083
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Value Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	574,072	4,648,730	1,137,028	10,540,578
Distributions reinvested	718,267	5,466,014	1,328,522	11,757,420
Redemptions	(718,809)	(5,760,581)	(2,112,533)	(22,157,151)
Net increase	573,530	4,354,163	353,017	140,847
Advisor Class
Subscriptions	6,607	54,328	18,726	175,408
Distributions reinvested	19,024	146,868	50,181	450,126
Redemptions	(10,996)	(89,421)	(83,039)	(782,773)
Net increase (decrease)	14,635	111,775	(14,132)	(157,239)
Class C
Subscriptions	115,957	883,750	265,974	2,297,210
Distributions reinvested	122,696	895,677	240,376	2,048,000
Redemptions	(222,737)	(1,732,948)	(181,575)	(1,644,758)
Net increase	15,916	46,479	324,775	2,700,452
Institutional Class
Subscriptions	295,802	2,413,601	648,160	6,117,610
Distributions reinvested	477,923	3,694,341	985,509	8,840,019
Redemptions	(545,385)	(4,506,194)	(914,850)	(8,737,501)
Net increase	228,340	1,601,748	718,819	6,220,128
Institutional 2 Class
Subscriptions	35,035	279,903	3,910	37,962
Distributions reinvested	7,235	55,709	23,905	213,710
Redemptions	(9,747)	(82,146)	(47,069)	(419,853)
Net increase (decrease)	32,523	253,466	(19,254)	(168,181)
Institutional 3 Class
Subscriptions	133,976	1,099,602	564,821	5,535,484
Distributions reinvested	55,159	425,826	326,304	2,926,943
Redemptions	(1,021,262)	(9,127,648)	(961,068)	(9,228,876)
Net decrease	(832,127)	(7,602,220)	(69,943)	(766,449)
Class R
Subscriptions	5,533	43,554	31,554	320,659
Distributions reinvested	16,225	123,958	36,394	323,178
Redemptions	(1,080)	(8,719)	(45,143)	(402,257)
Net increase	20,678	158,793	22,805	241,580
Class V
Subscriptions	58,944	460,267	81,990	762,488
Distributions reinvested	1,023,058	7,744,552	2,068,665	18,224,943
Redemptions	(416,938)	(3,374,922)	(622,672)	(6,068,722)
Net increase	665,064	4,829,897	1,527,983	12,918,709
Total net increase	718,559	3,754,101	2,844,070	21,129,847
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2023 (Unaudited)	$8.68	0.06	0.19	0.25	(0.13)	(0.85)	(0.98)
Year Ended 7/31/2022	$11.21	0.13	0.18	0.31	(0.26)	(2.58)	(2.84)
Year Ended 7/31/2021	$8.09	0.14	3.12	3.26	(0.14)	—	(0.14)
Year Ended 7/31/2020	$9.63	0.16	(0.70)	(0.54)	(0.17)	(0.83)	(1.00)
Year Ended 7/31/2019	$10.82	0.15	(0.31)	(0.16)	(0.16)	(0.87)	(1.03)
Year Ended 7/31/2018	$10.32	0.14	1.14	1.28	(0.21)	(0.57)	(0.78)
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$8.82	0.07	0.18	0.25	(0.15)	(0.85)	(1.00)
Year Ended 7/31/2022	$11.34	0.16	0.18	0.34	(0.28)	(2.58)	(2.86)
Year Ended 7/31/2021	$8.18	0.17	3.15	3.32	(0.16)	—	(0.16)
Year Ended 7/31/2020	$9.73	0.19	(0.72)	(0.53)	(0.19)	(0.83)	(1.02)
Year Ended 7/31/2019	$10.92	0.18	(0.32)	(0.14)	(0.18)	(0.87)	(1.05)
Year Ended 7/31/2018	$10.41	0.16	1.16	1.32	(0.24)	(0.57)	(0.81)
Class C
Six Months Ended 1/31/2023 (Unaudited)	$8.33	0.03	0.16	0.19	(0.06)	(0.85)	(0.91)
Year Ended 7/31/2022	$10.86	0.06	0.17	0.23	(0.18)	(2.58)	(2.76)
Year Ended 7/31/2021	$7.84	0.07	3.03	3.10	(0.08)	—	(0.08)
Year Ended 7/31/2020	$9.36	0.09	(0.68)	(0.59)	(0.10)	(0.83)	(0.93)
Year Ended 7/31/2019	$10.54	0.08	(0.32)	(0.24)	(0.07)	(0.87)	(0.94)
Year Ended 7/31/2018	$10.07	0.06	1.11	1.17	(0.13)	(0.57)	(0.70)
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$8.82	0.07	0.19	0.26	(0.15)	(0.85)	(1.00)
Year Ended 7/31/2022	$11.35	0.16	0.17	0.33	(0.28)	(2.58)	(2.86)
Year Ended 7/31/2021	$8.19	0.17	3.15	3.32	(0.16)	—	(0.16)
Year Ended 7/31/2020	$9.74	0.18	(0.71)	(0.53)	(0.19)	(0.83)	(1.02)
Year Ended 7/31/2019	$10.93	0.18	(0.32)	(0.14)	(0.18)	(0.87)	(1.05)
Year Ended 7/31/2018	$10.42	0.17	1.15	1.32	(0.24)	(0.57)	(0.81)
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$8.80	0.08	0.17	0.25	(0.15)	(0.85)	(1.00)
Year Ended 7/31/2022	$11.33	0.16	0.18	0.34	(0.29)	(2.58)	(2.87)
Year Ended 7/31/2021	$8.17	0.18	3.16	3.34	(0.18)	—	(0.18)
Year Ended 7/31/2020	$9.72	0.20	(0.71)	(0.51)	(0.21)	(0.83)	(1.04)
Year Ended 7/31/2019	$10.91	0.19	(0.31)	(0.12)	(0.20)	(0.87)	(1.07)
Year Ended 7/31/2018	$10.39	0.18	1.15	1.33	(0.24)	(0.57)	(0.81)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2023 (Unaudited)	$7.95	3.35%	1.26%(c),(d)	1.04%(c),(d),(e)	1.51%(c)	24%	$53,914
Year Ended 7/31/2022	$8.68	2.26%	1.22%	1.02%(e)	1.32%	66%	$53,946
Year Ended 7/31/2021	$11.21	40.74%	1.31%(d)	1.09%(d),(e)	1.46%	79%	$65,698
Year Ended 7/31/2020	$8.09	(6.75%)	1.26%	1.12%(e)	1.83%	80%	$56,748
Year Ended 7/31/2019	$9.63	(0.87%)	1.23%	1.15%	1.57%	90%	$74,650
Year Ended 7/31/2018	$10.82	12.62%	1.22%	1.15%(e)	1.33%	86%	$78,335
Advisor Class
Six Months Ended 1/31/2023 (Unaudited)	$8.07	3.34%	1.01%(c),(d)	0.79%(c),(d),(e)	1.76%(c)	24%	$1,351
Year Ended 7/31/2022	$8.82	2.62%	0.97%	0.77%(e)	1.59%	66%	$1,347
Year Ended 7/31/2021	$11.34	41.09%	1.06%(d)	0.84%(d),(e)	1.71%	79%	$1,893
Year Ended 7/31/2020	$8.18	(6.55%)	1.01%	0.87%(e)	2.12%	80%	$1,534
Year Ended 7/31/2019	$9.73	(0.57%)	0.98%	0.90%	1.81%	90%	$3,026
Year Ended 7/31/2018	$10.92	12.87%	0.98%	0.90%(e)	1.51%	86%	$7,986
Class C
Six Months Ended 1/31/2023 (Unaudited)	$7.61	2.78%	2.01%(c),(d)	1.79%(c),(d),(e)	0.75%(c)	24%	$8,476
Year Ended 7/31/2022	$8.33	1.52%	1.97%	1.77%(e)	0.60%	66%	$9,139
Year Ended 7/31/2021	$10.86	39.78%	2.06%(d)	1.84%(d),(e)	0.71%	79%	$8,389
Year Ended 7/31/2020	$7.84	(7.45%)	2.01%	1.87%(e)	1.09%	80%	$7,100
Year Ended 7/31/2019	$9.36	(1.66%)	1.98%	1.90%	0.83%	90%	$11,835
Year Ended 7/31/2018	$10.54	11.82%	1.97%	1.90%(e)	0.59%	86%	$14,761
Institutional Class
Six Months Ended 1/31/2023 (Unaudited)	$8.08	3.45%	1.01%(c),(d)	0.79%(c),(d),(e)	1.76%(c)	24%	$34,748
Year Ended 7/31/2022	$8.82	2.53%	0.97%	0.77%(e)	1.59%	66%	$35,943
Year Ended 7/31/2021	$11.35	41.04%	1.07%(d)	0.84%(d),(e)	1.75%	79%	$38,094
Year Ended 7/31/2020	$8.19	(6.53%)	1.01%	0.87%(e)	2.07%	80%	$83,333
Year Ended 7/31/2019	$9.74	(0.57%)	0.98%	0.90%	1.80%	90%	$111,873
Year Ended 7/31/2018	$10.93	12.86%	0.97%	0.90%(e)	1.58%	86%	$206,950
Institutional 2 Class
Six Months Ended 1/31/2023 (Unaudited)	$8.05	3.40%	0.95%(c),(d)	0.74%(c),(d)	1.79%(c)	24%	$714
Year Ended 7/31/2022	$8.80	2.60%	0.92%	0.72%	1.63%	66%	$494
Year Ended 7/31/2021	$11.33	41.32%	0.90%(d)	0.70%(d)	1.84%	79%	$855
Year Ended 7/31/2020	$8.17	(6.42%)	0.84%	0.73%	2.20%	80%	$588
Year Ended 7/31/2019	$9.72	(0.44%)	0.83%	0.76%	1.96%	90%	$1,213
Year Ended 7/31/2018	$10.91	13.09%	0.83%	0.78%	1.70%	86%	$1,286
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2023	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$8.82	0.08	0.18	0.26	(0.16)	(0.85)	(1.01)
Year Ended 7/31/2022	$11.35	0.17	0.18	0.35	(0.30)	(2.58)	(2.88)
Year Ended 7/31/2021	$8.19	0.19	3.15	3.34	(0.18)	—	(0.18)
Year Ended 7/31/2020	$9.74	0.20	(0.71)	(0.51)	(0.21)	(0.83)	(1.04)
Year Ended 7/31/2019	$10.93	0.20	(0.32)	(0.12)	(0.20)	(0.87)	(1.07)
Year Ended 7/31/2018	$10.41	0.19	1.15	1.34	(0.25)	(0.57)	(0.82)
Class R
Six Months Ended 1/31/2023 (Unaudited)	$8.71	0.05	0.18	0.23	(0.11)	(0.85)	(0.96)
Year Ended 7/31/2022	$11.23	0.10	0.19	0.29	(0.23)	(2.58)	(2.81)
Year Ended 7/31/2021	$8.11	0.12	3.12	3.24	(0.12)	—	(0.12)
Year Ended 7/31/2020	$9.65	0.14	(0.70)	(0.56)	(0.15)	(0.83)	(0.98)
Year Ended 7/31/2019	$10.83	0.13	(0.31)	(0.18)	(0.13)	(0.87)	(1.00)
Year Ended 7/31/2018	$10.33	0.12	1.13	1.25	(0.18)	(0.57)	(0.75)
Class V
Six Months Ended 1/31/2023 (Unaudited)	$8.65	0.06	0.18	0.24	(0.13)	(0.85)	(0.98)
Year Ended 7/31/2022	$11.18	0.13	0.18	0.31	(0.26)	(2.58)	(2.84)
Year Ended 7/31/2021	$8.07	0.14	3.11	3.25	(0.14)	—	(0.14)
Year Ended 7/31/2020	$9.60	0.16	(0.69)	(0.53)	(0.17)	(0.83)	(1.00)
Year Ended 7/31/2019	$10.79	0.15	(0.31)	(0.16)	(0.16)	(0.87)	(1.03)
Year Ended 7/31/2018	$10.29	0.14	1.14	1.28	(0.21)	(0.57)	(0.78)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2023 (Unaudited)	$8.07	3.45%	0.88%(c),(d)	0.68%(c),(d)	1.83%(c)	24%	$4,609
Year Ended 7/31/2022	$8.82	2.62%	0.87%	0.66%	1.68%	66%	$12,381
Year Ended 7/31/2021	$11.35	41.28%	0.80%(d)	0.66%(d)	2.12%	79%	$16,725
Year Ended 7/31/2020	$8.19	(6.36%)	0.79%	0.68%	2.28%	80%	$308,660
Year Ended 7/31/2019	$9.74	(0.37%)	0.78%	0.71%	2.01%	90%	$428,447
Year Ended 7/31/2018	$10.93	13.13%	0.77%	0.72%	1.76%	86%	$461,028
Class R
Six Months Ended 1/31/2023 (Unaudited)	$7.98	3.08%	1.51%(c),(d)	1.29%(c),(d),(e)	1.26%(c)	24%	$1,194
Year Ended 7/31/2022	$8.71	2.11%	1.47%	1.27%(e)	1.09%	66%	$1,123
Year Ended 7/31/2021	$11.23	40.32%	1.57%(d)	1.34%(d),(e)	1.23%	79%	$1,193
Year Ended 7/31/2020	$8.11	(6.96%)	1.51%	1.37%(e)	1.58%	80%	$1,711
Year Ended 7/31/2019	$9.65	(1.05%)	1.48%	1.40%	1.33%	90%	$2,750
Year Ended 7/31/2018	$10.83	12.34%	1.47%	1.40%(e)	1.08%	86%	$3,074
Class V
Six Months Ended 1/31/2023 (Unaudited)	$7.91	3.25%	1.26%(c),(d)	1.04%(c),(d),(e)	1.51%(c)	24%	$75,940
Year Ended 7/31/2022	$8.65	2.29%	1.22%	1.02%(e)	1.34%	66%	$77,299
Year Ended 7/31/2021	$11.18	40.72%	1.31%(d)	1.09%(d),(e)	1.45%	79%	$82,848
Year Ended 7/31/2020	$8.07	(6.66%)	1.26%	1.12%(e)	1.83%	80%	$63,800
Year Ended 7/31/2019	$9.60	(0.87%)	1.23%	1.15%	1.57%	90%	$75,537
Year Ended 7/31/2018	$10.79	12.66%	1.22%	1.15%(e)	1.33%	86%	$83,747
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2023	19

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Disciplined Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
20	Columbia Disciplined Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
Columbia Disciplined Value Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
22	Columbia Disciplined Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	59,048*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(88,723)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(34,706)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	3,204,725

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2023.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Disciplined Value Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
24	Columbia Disciplined Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to December 1, 2022, Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to that share class.
Columbia Disciplined Value Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.07
Institutional 3 Class	0.00
Class R	0.12
Class V	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $1,430.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $52,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	22,701
Class C	—	1.00(b)	54
Class V	5.75	0.50 - 1.00(a)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
26	Columbia Disciplined Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2023
Class A	1.04%
Advisor Class	0.79
Class C	1.79
Institutional Class	0.79
Institutional 2 Class	0.74
Institutional 3 Class	0.68
Class R	1.29
Class V	1.04
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to December 1, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
155,139,000	30,738,000	(5,076,000)	25,662,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Disciplined Value Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $41,575,061 and $58,197,197, respectively, for the six months ended January 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
28	Columbia Disciplined Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 9. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2023, one unaffiliated shareholder of record owned 10.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 18.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Disciplined Value Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Disciplined Value Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Disciplined Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR179_07_N01_(03/23)

Semiannual Report
January 31, 2023 (Unaudited)
Columbia Strategic Municipal Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Strategic Municipal Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic Municipal Income Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, with a focus on income exempt from federal income tax and capital appreciation.
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2007
Douglas White, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/24/76	-0.85	-7.65	1.21	2.38
	Including sales charges		-3.85	-10.44	0.62	2.06
Advisor Class*		03/19/13	-0.66	-7.43	1.44	2.64
Class C	Excluding sales charges	06/26/00	-1.22	-8.33	0.47	1.62
	Including sales charges		-2.20	-9.23	0.47	1.62
Institutional Class		09/27/10	-0.73	-7.44	1.48	2.64
Institutional 2 Class*		12/11/13	-0.73	-7.44	1.43	2.62
Institutional 3 Class*		03/01/17	-0.63	-7.37	1.52	2.56
Bloomberg Municipal Bond Index			0.73	-3.25	2.07	2.38
Bloomberg High Yield Municipal Bond Index			-0.84	-6.63	3.73	3.82
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
The Bloomberg High Yield Municipal Bond Index measures the non-investment-grade and non-rated US dollar-denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington DC, Puerto Rico, Guam and the Virgin Islands).
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2023)
AAA rating	3.5
AA rating	20.4
A rating	35.6
BBB rating	20.4
BB rating	4.6
B rating	0.1
Not rated	15.4
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2023)
Illinois	11.3
New York	9.9
Texas	8.5
Pennsylvania	7.5
New Jersey	6.1
Colorado	5.3
Florida	4.7
Puerto Rico	4.3
Georgia	4.1
Michigan	3.8
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	991.50	1,021.50	3.96	4.02	0.78
Advisor Class	1,000.00	1,000.00	993.40	1,022.78	2.69	2.73	0.53
Class C	1,000.00	1,000.00	987.80	1,017.68	7.75	7.87	1.53
Institutional Class	1,000.00	1,000.00	992.70	1,022.78	2.69	2.73	0.53
Institutional 2 Class	1,000.00	1,000.00	992.70	1,022.83	2.64	2.68	0.52
Institutional 3 Class	1,000.00	1,000.00	993.70	1,023.03	2.44	2.47	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	5

Portfolio of Investments
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.0%
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2041	4.000%	775,000	704,381
07/01/2051	4.000%	850,000	722,520
Phoenix Children’s Hospital
Series 2020
02/01/2050	4.000%	1,200,000	1,145,012
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,333,559
07/01/2059	5.000%	1,000,000	999,956
Industrial Development Authority of the County of Pima (The)(a)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,311,582
06/15/2057	4.000%	500,000	371,265
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	6,541,968
Series 2018
02/15/2048	5.000%	870,000	876,991
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	3,935,759
Total			17,942,993
California 3.4%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	5,300,000	5,673,795
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,303,669
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	1,320,000	1,366,300
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	2,970,769
02/01/2042	5.000%	1,500,000	1,560,854
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2049	4.000%	2,500,000	2,446,376
California Municipal Finance Authority(a)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	991,684
California Public Finance Authority(a)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2036	5.000%	500,000	483,993
11/15/2051	5.000%	1,000,000	882,245
Enso Village Project - TEMPS 85
Series 2021
05/15/2029	3.125%	2,510,000	2,251,134
California School Finance Authority(a)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,097,989
07/01/2046	6.375%	150,000	162,459
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,909,692
California Statewide Communities Development Authority(a)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	487,169
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Los Angeles Department of Airports(b)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2022
05/15/2040	4.000%	750,000	742,865
05/15/2041	4.000%	800,000	791,007
05/15/2042	4.000%	500,000	493,082
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2018
05/15/2044	5.000%	2,000,000	2,092,362
Compton Unified School District(c)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,147,447
06/01/2038	0.000%	1,830,000	928,542
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	4,346,000	4,232,224
Glendale Unified School District(c)
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	684,525
09/01/2033	0.000%	1,100,000	714,592
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	3,189,037
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,044,350
Norman Y. Mineta San Jose International Airport(b)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	2,000,000	2,079,321
Poway Unified School District(c)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,643,258
Riverside County Transportation Commission(c)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,235,000	1,055,510
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,011,364
San Diego County Regional Airport Authority(b)
Revenue Bonds
Subordinated Series 2021B
07/01/2046	4.000%	1,600,000	1,536,781
07/01/2056	5.000%	1,670,000	1,748,218
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2035	3.000%	1,600,000	1,574,252
08/01/2036	3.000%	2,275,000	2,168,632
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,005
Total			59,467,502
Colorado 5.3%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	4,365,000	3,360,398
City & County of Denver(c)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,821,333
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,178,586
Subordinated Series 2018A
12/01/2048	4.000%	3,500,000	3,327,608
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,350,000	3,578,031
11/15/2053	5.500%	2,000,000	2,235,805
Colorado Bridge Enterprise(b)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	6,433,416
Colorado Educational & Cultural Facilities Authority(a)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	751,730
07/01/2049	5.500%	700,000	702,320

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	9,518,412
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	1,869,351
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	17,000,000	16,357,913
08/01/2049	4.000%	2,595,000	2,440,035
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	860,475
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	13,000,000	13,977,213
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2049	5.000%	1,500,000	1,222,963
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	4,036,442
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2038	4.000%	1,300,000	1,319,094
01/01/2040	4.000%	1,000,000	1,006,777
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	919,045
09/01/2050	4.000%	1,500,000	1,299,349
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	413,313
10/01/2049	3.250%	1,000,000	838,063
10/01/2054	3.400%	1,000,000	833,063
Fiddlers Business Improvement District(a)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,220,200
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	3,500,000	3,445,213
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	5,000,000	3,534,179
Total			92,500,327
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2045	4.000%	2,000,000	1,953,939
Delaware 0.2%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,647,687
District of Columbia 0.4%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	304,239
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	2,979,619
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2039	4.000%	1,275,000	1,184,960
07/01/2049	4.000%	695,000	591,587
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,159,176
Total			7,219,581
Florida 4.7%
Capital Trust Agency, Inc.(a)
04/27/2021
07/01/2056	5.000%	2,125,000	1,972,397
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,250,000	2,694,870

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.(a),(d)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	926,100
12/01/2050	0.000%	1,000,000	270,000
Capital Trust Agency, Inc.(a),(c)
Subordinated
07/01/2061	0.000%	93,140,000	5,266,415
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	5,005,707
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	2,881,459
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	4,000,000	3,001,934
City of Tampa(c)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	406,237
09/01/2036	0.000%	700,000	414,509
09/01/2037	0.000%	700,000	394,606
County of Miami-Dade Aviation(b)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	10,000,000	10,375,919
County of Miami-Dade Seaport Department(b),(e)
Refunding Revenue Bonds
Series 2023A
10/01/2052	5.250%	3,000,000	3,205,821
County of Osceola Transportation(c)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,442,200
10/01/2037	0.000%	4,000,000	1,890,783
10/01/2038	0.000%	1,500,000	667,043
10/01/2039	0.000%	3,300,000	1,379,408
Florida Development Finance Corp.(a)
Refunding Revenue Bonds
Mayflower Retirement Community Center
Series 2021
06/01/2027	2.375%	830,000	748,179
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	935,635
Greater Orlando Aviation Authority(b)
Revenue Bonds
Series 2016A
10/01/2046	5.000%	5,000,000	5,144,799
Hillsborough County Aviation Authority(b)
Revenue Bonds
Tampa International Airport
Series 2022
10/01/2052	4.000%	2,645,000	2,533,470
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	3,575,687
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,758,444
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	8,358,348
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,196,394
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,016,708
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,100,000	907,563
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	1,000,000	760,537
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	437,849
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	2,128,548

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,621,992
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	4,397,388
11/15/2049	5.500%	2,300,000	1,960,826
Total			82,677,775
Georgia 4.1%
Brookhaven Development Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2044	4.000%	2,000,000	2,008,914
City of Atlanta Department of Aviation(b)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2040	4.000%	2,500,000	2,473,074
Series 2022B
07/01/2052	5.000%	8,810,000	9,331,146
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	1,010,105
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,972,054
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,039,347
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	4,489,078
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	870,743
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	4,401,449
Main Street Natural Gas, Inc.(a)
Revenue Bonds
Gas Supply
Series 2022C (Mandatory Put 11/01/27)
08/01/2052	4.000%	12,500,000	12,047,761
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	10,000,000	10,569,129
Main Street Natural Gas, Inc.(e)
Revenue Bonds
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	6,700,000	7,111,144
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,921,496
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,911,147
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,293,199
12/01/2048	6.250%	1,960,000	1,738,585
Total			72,188,371
Idaho 0.5%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2021
03/01/2046	4.000%	3,000,000	2,882,464
Revenue Bonds
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	1,635,000	1,175,830
Series 2021
10/01/2050	4.500%	4,365,000	3,206,796
Spring Valley Community Infrastructure District No. 1(a)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	2,000,000	1,507,005
Total			8,772,095

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 11.3%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,617,732
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	3,008,725
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,009,537
Series 2018
12/01/2046	5.000%	2,500,000	2,490,306
Series 2021A
12/01/2035	5.000%	2,560,000	2,657,223
12/01/2040	5.000%	1,000,000	1,018,539
Series 2022A
12/01/2047	4.000%	4,000,000	3,508,493
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	531,970
Series 2022B
12/01/2037	4.000%	8,000,000	7,469,737
Chicago Board of Education(a)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	3,963,503
Chicago Board of Education(c)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,814,798
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,004,816
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	2,000,000	2,140,670
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	9,193,106
01/01/2052	5.000%	8,030,000	8,221,149
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	2,738,812
01/01/2047	5.000%	1,000,000	1,026,892
Series 2017J
01/01/2037	5.000%	2,000,000	2,091,960
Series 2022
01/01/2048	4.500%	3,000,000	3,020,174
01/01/2055	5.000%	11,250,000	11,760,325
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	1,014,804
07/01/2048	5.000%	800,000	801,922
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,319,591
Series 2015D
01/01/2046	5.000%	4,390,000	4,474,153
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,700,086
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	535,774
Revenue Bonds
2nd Lien
Series 2012
01/01/2042	5.000%	5,000,000	5,001,639
Series 2014
01/01/2039	5.000%	2,000,000	2,010,590
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/2044	5.000%	650,000	656,226
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,025,207
County of Cook
Prerefunded 11/15/26 Unlimited General Obligation Bonds
Series 2018
11/15/2035	5.000%	900,000	946,190

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	876,843
Northshore University Health System
Series 2020A
08/15/2037	4.000%	3,000,000	3,035,551
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,544,430
Illinois State Toll Highway Authority
Revenue Bonds
Series 2021A
01/01/2046	4.000%	4,250,000	4,193,019
Metropolitan Pier & Exposition Authority(c)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	1,096,101
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	674,094
12/15/2036	0.000%	2,500,000	1,324,729
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	4,597,026
McCormick Place Expansion
Series 2017
12/15/2056	0.000%	11,110,000	1,883,367
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	2,000,000	1,807,543
06/15/2052	4.000%	3,000,000	2,648,102
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,139,061
State of Illinois
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2038	4.000%	5,000,000	4,851,933
Series 2013
07/01/2026	5.500%	1,955,000	1,976,310
07/01/2033	5.500%	5,000,000	5,040,477
07/01/2038	5.500%	875,000	880,434
Series 2017A
12/01/2036	5.000%	5,000,000	5,208,234
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A
05/01/2032	5.000%	2,500,000	2,663,348
05/01/2033	5.000%	5,000,000	5,310,406
05/01/2039	5.000%	4,320,000	4,477,088
05/01/2040	5.000%	6,005,000	6,200,187
05/01/2041	5.000%	6,000,000	6,175,142
Series 2019B
11/01/2034	4.000%	3,795,000	3,821,748
Series 2020
05/01/2039	5.500%	2,700,000	2,931,428
05/01/2045	5.750%	1,750,000	1,878,968
Series 2021A
03/01/2041	4.000%	4,650,000	4,391,679
Series 2022A
03/01/2042	5.500%	12,700,000	13,817,771
03/01/2047	5.500%	3,300,000	3,542,230
Total			196,761,898
Iowa 1.3%
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	10,400,000	10,447,423
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	6,864,934
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2048	5.125%	1,750,000	1,399,068
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	4,417,394
Total			23,128,819
Kansas 0.6%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	3,837,587
Refunding Revenue Bonds
University of Kansas Health System
Series 2019
03/01/2036	4.000%	1,750,000	1,809,858
03/01/2037	4.000%	2,500,000	2,562,210
03/01/2038	4.000%	2,500,000	2,551,540
Total			10,761,195

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.2%
City of Henderson(a),(b)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	1,500,000	1,433,728
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,249,434
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2036	5.000%	1,000,000	1,086,972
Total			3,770,134
Louisiana 0.6%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,950,000	3,965,765
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,082,408
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,536,338
New Orleans Aviation Board(b)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,306,884
Parish of St. James(a)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,357,989
Total			10,249,384
Maryland 1.7%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	6,928,483
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	6,699,882
Maryland Economic Development Corp.(b)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	9,500,000	9,733,951
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	782,876
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,220,209
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,591,517
Total			28,956,918
Massachusetts 1.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	7,126,158
Revenue Bonds
Series 2021V
07/01/2055	5.000%	2,000,000	2,411,404
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,005,835
Massachusetts Educational Financing Authority(b)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	3,000,000	2,864,606
Massachusetts Port Authority(b)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,447,524
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	10,514,110
Total			26,369,637

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 3.8%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2031	5.000%	425,000	456,245
04/01/2032	5.000%	300,000	319,362
04/01/2033	5.000%	400,000	424,580
04/01/2034	5.000%	400,000	421,134
04/01/2035	5.000%	350,000	365,011
04/01/2036	5.000%	600,000	619,093
04/01/2037	5.000%	700,000	716,267
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	6,879,953
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	442,019
Series 2015
11/15/2045	5.000%	1,220,000	1,245,291
Trinity Health Corp.
Series 2017
12/01/2042	5.000%	500,000	519,641
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	7,692,790
Henry Ford Health System
Series 2019A
11/15/2048	5.000%	1,320,000	1,367,452
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	835,000	872,455
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,273,266
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,245,779
Series 2019B
12/01/2044	3.100%	6,000,000	4,890,356
Social Bond
Series 2022A
06/01/2043	4.100%	4,210,000	4,122,436
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,707,815
10/01/2047	3.850%	4,155,000	3,711,598
Michigan Strategic Fund(b)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	15,500,000	15,822,454
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	6,683,714
Wayne County Airport Authority(b)
Revenue Bonds
Series 2017B
12/01/2042	5.000%	700,000	725,634
Total			65,524,345
Minnesota 1.5%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2032	4.000%	1,265,000	1,157,501
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	833,375
08/01/2043	5.250%	500,000	498,755
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,016,993
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,251,579
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	5,000,000	4,955,811
02/15/2053	5.000%	8,000,000	8,214,821
Hastings Independent School District No. 200(c)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,820,486
02/01/2034	0.000%	1,565,000	1,070,119

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minneapolis-St. Paul Metropolitan Airports Commission(b)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	778,619
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,845,000	2,418,250
Total			27,016,309
Missouri 2.0%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,991,448
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,521,844
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2044	5.000%	2,275,000	2,197,541
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	999,923
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2036	4.000%	1,675,000	1,673,094
03/01/2045	4.000%	16,000,000	15,300,278
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,127,584
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	985,000	765,241
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,027,685
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,476,193
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,120,156
09/01/2042	5.000%	2,000,000	1,876,373
Total			35,077,360
Montana 0.0%
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	335,000	331,217
12/01/2047	3.600%	435,000	430,644
Total			761,861
Nebraska 2.0%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,705,773
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,353,413
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,022,399
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2037	4.000%	1,000,000	1,020,273
01/01/2038	4.000%	1,300,000	1,318,001
01/01/2039	4.000%	1,810,000	1,831,055
01/01/2044	4.000%	15,000,000	15,062,190
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,846,518
09/01/2042	3.050%	375,000	359,161
Total			34,518,783

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.2%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	871,305
Clark County School District
Limited General Obligation Bonds
Series 2020A (AGM)
06/15/2040	4.000%	1,225,000	1,242,305
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	574,813
Series 2018A
12/15/2038	5.000%	415,000	416,735
Total			3,105,158
New Hampshire 0.2%
New Hampshire Business Finance Authority(a)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	1,901,380
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	871,766
Total			2,773,146
New Jersey 6.1%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,540,000	1,628,879
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2042	4.000%	1,250,000	1,255,904
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,049,788
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,277,804
New Jersey Economic Development Authority(b)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	4,760,499
New Jersey Economic Development Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	1,997,845
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	17,211,737
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,800,000	1,889,426
Self-Designated Social Bonds
Series 2021
06/15/2046	4.000%	1,500,000	1,440,783
Series 2017DDD
06/15/2042	5.000%	1,000,000	1,034,645
Transportation Project
Series 2020
11/01/2044	5.000%	3,000,000	3,146,696
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	355,000	363,492
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2045	5.000%	700,000	727,251
New Jersey Higher Education Student Assistance Authority(b)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	195,000	196,048
12/01/2035	4.000%	185,000	185,941
New Jersey Housing & Mortgage Finance Agency(b)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,529,014
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,868,669

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,829,802
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2035	5.000%	5,000,000	5,418,967
Series 2019
12/15/2039	5.000%	1,460,000	1,554,256
Revenue Bonds
Series 2020AA
06/15/2045	4.000%	4,000,000	3,857,080
06/15/2045	5.000%	8,500,000	8,963,638
Transportation Program
Series 2013AA
06/15/2044	5.000%	8,090,000	8,113,920
Series 2015AA
06/15/2041	5.250%	6,000,000	6,136,634
Series 2019
06/15/2046	5.000%	3,500,000	3,646,302
Series 2022
06/15/2048	5.000%	3,750,000	3,990,811
New Jersey Transportation Trust Fund Authority(c)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,607,772
New Jersey Turnpike Authority
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,125,596
01/01/2052	5.250%	6,250,000	6,997,427
South Jersey Port Corp.(b)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,948,098
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	2,000,000	2,019,393
Total			106,774,117
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,010,000	1,742,607
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,275,000	2,034,006
Total			3,776,613
New York 9.9%
Build NYC Resource Corp.(a)
Revenue Bonds
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2052	5.750%	1,000,000	1,029,405
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,462,270
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,828,388
Glen Cove Local Economic Assistance Corp.(f)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,181,315
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,647,591
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,579,731
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,142,147
Metropolitan Transportation Authority(c)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,859,015
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	11,202,438
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,832,890

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
11/01/2049	3.250%	7,310,000	5,883,762
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	13,930,000	13,666,754
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Bonds
Subordinated Series 2020C
05/01/2039	4.000%	1,000,000	1,016,752
Future Tax Secured
Subordinated Series 2020D
11/01/2042	4.000%	5,000,000	5,001,682
Subordinated Series 2022A-1
08/01/2044	5.000%	1,600,000	1,796,594
08/01/2048	4.000%	2,100,000	2,051,394
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,946,294
02/01/2051	5.000%	1,375,000	1,514,795
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	3,610,000	3,017,962
New York State Dormitory Authority
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	1,945,299
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	879,786
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,212,659
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	13,000,000	12,770,888
Revenue Bonds
Green Bonds - Bidding Group
Series 2022
03/15/2055	5.000%	5,000,000	5,458,681
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(b)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	12,290,000	12,555,942
10/01/2045	4.375%	2,500,000	2,367,689
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,500,000	1,281,956
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	2,000,000	2,066,168
12/01/2042	4.000%	4,360,000	4,019,641
Port Authority of New York & New Jersey(b)
Refunding Revenue Bonds
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,500,000	1,549,742
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	7,775,000	7,507,679
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,276,188
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2052	5.000%	4,000,000	4,716,190
05/15/2057	5.000%	10,500,000	11,460,965
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2047	5.250%	4,500,000	5,101,281
Series 2022A
11/15/2052	4.000%	12,500,000	12,240,875
Ulster County Capital Resource Corp.(a)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,137,102
09/15/2047	5.250%	1,475,000	1,149,619
09/15/2053	5.250%	3,045,000	2,290,729
Westchester County Local Development Corp.(a)
Refunding Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2029	3.600%	5,000,000	4,416,743

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	772,109
Total			171,839,110
North Carolina 1.3%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,270,000	1,877,169
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	1,986,662
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,731,099
Revenue Bonds
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,981,073
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	1,984,536
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,082,502
North Carolina Turnpike Authority(c)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,322,742
Series 2019
01/01/2040	0.000%	3,950,000	2,005,862
01/01/2041	0.000%	5,500,000	2,650,199
Triangle Expressway System
Series 2019
01/01/2043	0.000%	4,500,000	1,961,525
Total			22,583,369
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	713,004
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	398,424
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	915,000	896,388
Series 2019C
07/01/2039	3.200%	1,530,000	1,427,126
Total			3,434,942
Ohio 2.3%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	33,910,000	32,333,775
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,650,000	1,534,366
Lake County Port & Economic Development Authority(a),(d)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	7,500,000	2,175,000
Ohio Air Quality Development Authority(b)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,377,109
Ohio Higher Educational Facility Commission
Revenue Bonds
Ashtabula County Medical Center Obligated Group
Series 2022
01/01/2052	5.250%	250,000	264,552
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	2,000,000	1,842,935
Total			39,527,737
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,276,383
11/15/2045	5.250%	1,885,000	1,892,753
Total			3,169,136

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	19

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.6%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,390,298
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	522,305
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2045	5.000%	4,660,000	4,967,176
Port of Portland Airport(b)
Revenue Bonds
Series 2017-24B
07/01/2042	5.000%	1,000,000	1,035,711
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,352,350
Total			10,267,840
Pennsylvania 7.5%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
University of Pittsburgh Medical Center
Series 2019
07/15/2038	4.000%	1,750,000	1,763,214
City of Philadelphia Airport(b)
Refunding Revenue Bonds
Private Activity
Series 2021 (AGM)
07/01/2046	4.000%	1,750,000	1,678,350
Series 2017B
07/01/2042	5.000%	2,250,000	2,329,623
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,037,307
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	2,000,000	2,186,555
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,750,544
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	160,000	167,784
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	805,000	813,153
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,026,494
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,801,237
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	716,216
Luzerne County Industrial Development Authority(b)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,258,747
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,282,933
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	862,278
11/15/2045	5.000%	3,500,000	3,485,589
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	701,298
08/15/2048	5.000%	1,500,000	1,556,607
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	9,832,678

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(a),(d)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,144,531
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	4,125,000	4,167,766
06/30/2042	5.000%	11,000,000	11,035,685
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2053	5.250%	5,000,000	5,248,079
06/30/2061	6.000%	3,000,000	3,326,181
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	570,000	569,302
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,865,064
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,575,050
10/01/2039	2.700%	3,000,000	2,471,404
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	4,800,000	4,967,626
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,559,550
Series 2015B
12/01/2040	5.000%	2,500,000	2,607,868
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,138,181
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	5,271,317
Subordinated Series 2019A
12/01/2044	5.000%	10,000,000	10,653,369
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,579,484
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	780,895
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,475,594
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,226,789
Series 2018B
09/01/2043	5.000%	515,000	550,244
Series 2021A
09/01/2040	4.000%	6,250,000	6,309,028
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,524
Refunding Revenue Bonds
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,795,000	5,063,309
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,233,712
Total			130,076,159
Puerto Rico 4.3%
Commonwealth of Puerto Rico(c),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	6,036,277	2,655,962
Subordinated Series 2022
11/01/2043	0.000%	4,295,800	1,895,522
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	302,953	283,732
Commonwealth of Puerto Rico(g)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2035	4.000%	815,535	740,753
07/01/2037	4.000%	699,944	619,377
07/01/2041	4.000%	951,656	818,358
07/01/2046	4.000%	2,984,709	2,488,683
Puerto Rico Commonwealth Aqueduct & Sewer Authority(g)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	3,000,000	2,958,244

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	21

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Electric Power Authority(d),(g)
Revenue Bonds
Series 2007TT
07/01/2022	5.000%	2,735,000	1,880,312
07/01/2032	0.000%	2,420,000	1,687,950
Series 2008WW
07/01/2033	0.000%	1,750,000	1,225,000
07/01/2038	0.000%	1,750,000	1,231,563
Series 2010CCC
07/01/2028	0.000%	6,000,000	4,200,000
Series 2010XX
07/01/2040	0.000%	6,500,000	4,550,000
Series 2012A
07/01/2042	0.000%	6,505,000	4,537,237
Puerto Rico Highway & Transportation Authority(c),(g)
Revenue Bonds
Series 2022B
07/01/2032	0.000%	617,360	388,165
Series 2022C
07/01/2053	0.000%	1,056,051	612,508
Puerto Rico Sales Tax Financing Corp.(c),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	86,183,000	23,666,455
07/01/2051	0.000%	8,000,000	1,662,159
Puerto Rico Sales Tax Financing Corp.(g)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	16,420,000	16,177,784
Total			74,279,764
South Carolina 1.5%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	2,800,000	2,993,051
South Carolina Ports Authority(b)
Revenue Bonds
Series 2018
07/01/2043	5.000%	1,570,000	1,637,655
Series 2019B
07/01/2044	5.000%	4,080,000	4,275,679
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	16,834,502
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	895,000	777,681
Total			26,518,568
South Dakota 0.8%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	9,808,725
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,660,000	4,111,230
Total			13,919,955
Tennessee 2.7%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	358,589
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2040	4.000%	1,800,000	1,765,212
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	4,969,556
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,229,106
Series 2017A
07/01/2048	5.000%	835,000	853,258
New Memphis Arena Public Building Authority(c)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	200,000	147,341
04/01/2033	0.000%	2,000,000	1,406,244
04/01/2038	0.000%	1,150,000	616,285
04/01/2039	0.000%	1,625,000	823,685

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2049	5.750%	9,000,000	6,625,318
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	3,000,000	2,092,070
Tennessee Energy Acquisition Corp.(e)
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	18,500,000	19,347,650
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	450,000	441,032
07/01/2047	3.650%	895,000	873,185
Series 2018-1
07/01/2042	3.900%	435,000	427,519
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	4,575,011
Total			46,551,061
Texas 8.5%
Angelina & Neches River Authority(a),(b)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	5,000,000	3,378,605
Arlington Higher Education Finance Corp.
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	875,000	745,841
Arlington Higher Education Finance Corp.(a)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	5,024,768
Austin Independent School District(e)
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	2,100,000	2,105,463
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,853,009
07/15/2036	4.000%	3,000,000	2,573,503
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
07/15/2033	5.000%	1,000,000	980,844
07/15/2037	5.000%	2,100,000	2,026,611
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,252,438
Central Texas Turnpike System(c)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	1,067,076
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,539,677
City of Austin Airport System(b)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,036,976
11/15/2046	5.000%	1,000,000	1,027,730
Series 2019B
11/15/2048	5.000%	7,850,000	8,184,999
City of Houston Airport System(b)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2031	5.000%	1,525,000	1,667,323
Revenue Bonds
Subordinated Series 2018A
07/01/2041	5.000%	1,250,000	1,314,148
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	4,000,822
Subordinated Series 2021A
07/01/2046	4.000%	2,000,000	1,906,723
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	581,018
08/15/2042	5.000%	1,500,000	1,501,504
Series 2013
08/15/2033	6.000%	260,000	264,355
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,052,453
Series 2015A
12/01/2045	5.000%	400,000	404,100

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	23

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dallas Love Field(b)
Revenue Bonds
Series 2017
11/01/2033	5.000%	1,000,000	1,062,320
11/01/2036	5.000%	1,000,000	1,046,799
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,813,976
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,700,000	1,703,320
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,626,796
Revenue Bonds
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	455,177
11/15/2046	5.500%	750,000	646,782
Westminster Project
Series 2021
11/01/2049	4.000%	1,600,000	1,261,995
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	680,000
07/01/2047	0.000%	1,000,000	680,000
07/01/2052	0.000%	1,500,000	1,020,000
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	4,500,000	4,050,000
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	750,000
07/01/2051	0.000%	5,235,000	2,617,500
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	1,267,500
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,786,785
Series 2019A
01/01/2044	4.000%	13,500,000	13,265,277
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Beaumont Navigation District(a),(b)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2041	2.875%	1,500,000	1,015,118
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	377,575
San Antonio Independent School District
Unlimited General Obligation Bonds
Series 2022
08/15/2052	5.000%	10,000,000	11,137,504
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	729,154
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2047	4.000%	1,250,000	1,223,828
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2036	4.000%	1,500,000	1,493,657
06/30/2040	4.000%	500,000	478,959
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	2,000,000	1,882,821
Texas Private Activity Bond Surface Transportation Corp.(b)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	17,000,000	17,203,612
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,022,221
12/31/2045	5.000%	2,250,000	2,270,604
12/31/2050	5.000%	1,930,000	1,936,234
12/31/2055	5.000%	6,515,000	6,527,075
Texas Transportation Commission(c)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	504,908
08/01/2039	0.000%	600,000	266,594

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tomball Independent School District(e)
Unlimited General Obligation Bonds
Series 2023
02/15/2042	5.000%	5,000,000	5,764,499
02/15/2043	5.000%	3,000,000	3,450,555
Total			147,509,131
Utah 1.1%
Downtown East Streetcar Sewer Public Infrastructure District(a)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,025,000	2,053,443
Mida Golf and Equestrian Center Public Infrastructure District(a)
Limited General Obligation Bonds
Series 2021
06/01/2051	4.500%	5,000,000	3,900,308
Salt Lake City Corp. Airport(b)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	6,959,024
UIPA Crossroads Public Infrastructure District(a)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,260,000	2,836,855
Utah Charter School Finance Authority(a)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	3,840,000	3,141,321
Total			18,890,951
Virginia 2.0%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	7,410,148
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,251,829
Virginia Small Business Financing Authority(b)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,393,515
Senior Lien - I-495 HOT Lanes Project
Series 2022
12/31/2057	5.000%	2,500,000	2,572,911
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	19,125,000	19,131,480
Total			35,759,883
Washington 1.6%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,781,183
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,034,411
Port of Seattle(b)
Refunding Revenue Bonds
Intermediate Lien
Series 2017
05/01/2037	5.000%	6,000,000	6,303,278
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Seattle Cancer Care Alliance
Series 2020
09/01/2055	5.000%	10,000,000	10,468,615
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	4,625,614
Washington State Housing Finance Commission(a)
Refunding Revenue Bonds
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	2,000,000	1,640,817
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	414,963
Total			28,268,881
Wisconsin 2.5%
Public Finance Authority
Prerefunded 11/15/24 Revenue Bonds
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,733,728
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,140,069
09/01/2054	5.000%	1,000,000	902,001

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	25

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	3,107,507
10/01/2049	4.000%	2,690,000	2,544,896
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	1,829,868
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,496,173
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	383,990
05/15/2047	5.250%	220,000	200,854
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,000,000	820,385
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,500,000	2,902,168
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	6,876,774
Wisconsin Center District(c)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	3,085,468
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	4,060,783
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,778,680
Series 2018B
07/01/2033	4.250%	1,250,000	1,042,028
07/01/2043	4.500%	1,375,000	1,003,212
07/01/2048	5.000%	500,000	376,249
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	3,183,828
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	913,343
03/01/2039	3.000%	195,000	185,986
Total			43,567,990
Total Municipal Bonds (Cost $1,880,749,298)			1,740,860,424

Money Market Funds 1.5%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(h)	50,100	50,100
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(h)	27,162,938	27,162,938
Total Money Market Funds (Cost $27,213,033)		27,213,038
Total Investments in Securities (Cost $1,907,962,331)		1,768,073,462
Other Assets & Liabilities, Net		(24,946,756)
Net Assets		$1,743,126,706

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $93,438,899, which represents 5.36% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Zero coupon bond.
(d)	Represents a security in default.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
January 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2023, the total value of these securities amounted to $74,279,764, which represents 4.26% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	1,740,860,424	—	1,740,860,424
Money Market Funds	27,213,038	—	—	27,213,038
Total Investments in Securities	27,213,038	1,740,860,424	—	1,768,073,462
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	27

Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,907,962,331)	$1,768,073,462
Cash	101,585
Receivable for:
Capital shares sold	11,047,114
Interest	16,077,625
Expense reimbursement due from Investment Manager	1,888
Prepaid expenses	18,942
Total assets	1,795,320,616
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	40,718,513
Capital shares purchased	5,560,800
Distributions to shareholders	5,621,638
Management services fees	22,045
Distribution and/or service fees	6,239
Transfer agent fees	87,586
Compensation of board members	123,324
Compensation of chief compliance officer	185
Other expenses	53,580
Total liabilities	52,193,910
Net assets applicable to outstanding capital stock	$1,743,126,706
Represented by
Paid in capital	2,006,454,047
Total distributable earnings (loss)	(263,327,341)
Total - representing net assets applicable to outstanding capital stock	$1,743,126,706
Class A
Net assets	$681,156,915
Shares outstanding	46,362,442
Net asset value per share	$14.69
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.14
Advisor Class
Net assets	$42,095,765
Shares outstanding	2,869,187
Net asset value per share	$14.67
Class C
Net assets	$58,512,290
Shares outstanding	3,980,055
Net asset value per share	$14.70
Institutional Class
Net assets	$797,926,138
Shares outstanding	54,417,192
Net asset value per share	$14.66
Institutional 2 Class
Net assets	$25,804,357
Shares outstanding	1,759,686
Net asset value per share	$14.66
Institutional 3 Class
Net assets	$137,631,241
Shares outstanding	9,370,941
Net asset value per share	$14.69
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended January 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$39,121
Interest	37,005,252
Total income	37,044,373
Expenses:
Management services fees	4,351,591
Distribution and/or service fees
Class A	872,939
Class C	312,337
Transfer agent fees
Class A	225,891
Advisor Class	14,537
Class C	20,195
Institutional Class	289,571
Institutional 2 Class	8,319
Institutional 3 Class	6,363
Compensation of board members	26,205
Custodian fees	9,857
Printing and postage fees	43,086
Registration fees	135,137
Audit fees	20,419
Legal fees	18,516
Interest on interfund lending	24,351
Compensation of chief compliance officer	185
Other	20,607
Total expenses	6,400,106
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(270,063)
Total net expenses	6,130,043
Net investment income	30,914,330
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(53,048,669)
Futures contracts	3,028,782
Net realized loss	(50,019,887)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(19,029,440)
Net change in unrealized appreciation (depreciation)	(19,029,440)
Net realized and unrealized loss	(69,049,327)
Net decrease in net assets resulting from operations	$(38,134,997)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	29

Statement of Changes in Net Assets
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Operations
Net investment income	$30,914,330	$63,624,939
Net realized loss	(50,019,887)	(49,244,312)
Net change in unrealized appreciation (depreciation)	(19,029,440)	(330,228,192)
Net decrease in net assets resulting from operations	(38,134,997)	(315,847,565)
Distributions to shareholders
Net investment income and net realized gains
Class A	(11,518,334)	(22,734,612)
Advisor Class	(791,975)	(1,861,750)
Class C	(796,260)	(1,561,720)
Institutional Class	(15,746,300)	(42,470,650)
Institutional 2 Class	(509,666)	(1,701,293)
Institutional 3 Class	(2,685,638)	(5,484,231)
Total distributions to shareholders	(32,048,173)	(75,814,256)
Decrease in net assets from capital stock activity	(344,989,606)	(332,870,273)
Total decrease in net assets	(415,172,776)	(724,532,094)
Net assets at beginning of period	2,158,299,482	2,882,831,576
Net assets at end of period	$1,743,126,706	$2,158,299,482
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2023 (Unaudited)		July 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	7,416,734	105,602,808	10,441,838	163,542,769
Distributions reinvested	789,520	11,144,232	1,363,034	21,920,344
Redemptions	(12,333,611)	(174,571,921)	(14,336,534)	(222,273,825)
Net decrease	(4,127,357)	(57,824,881)	(2,531,662)	(36,810,712)
Advisor Class
Subscriptions	709,678	10,039,270	2,534,113	39,299,927
Distributions reinvested	56,206	791,865	115,598	1,861,738
Redemptions	(1,453,413)	(20,479,538)	(3,288,205)	(50,780,468)
Net decrease	(687,529)	(9,648,403)	(638,494)	(9,618,803)
Class C
Subscriptions	384,208	5,463,071	784,505	12,526,763
Distributions reinvested	51,579	728,584	86,780	1,397,235
Redemptions	(1,075,151)	(15,275,583)	(1,466,026)	(22,972,742)
Net decrease	(639,364)	(9,083,928)	(594,741)	(9,048,744)
Institutional Class
Subscriptions	21,858,164	309,897,533	46,854,422	745,069,761
Distributions reinvested	1,010,130	14,216,767	2,297,911	37,017,887
Redemptions	(39,536,713)	(557,542,867)	(68,482,086)	(1,055,729,577)
Net decrease	(16,668,419)	(233,428,567)	(19,329,753)	(273,641,929)
Institutional 2 Class
Subscriptions	584,361	8,442,668	2,504,081	39,031,395
Distributions reinvested	36,150	509,513	105,080	1,697,403
Redemptions	(1,533,241)	(21,417,820)	(3,565,590)	(54,256,211)
Net decrease	(912,730)	(12,465,639)	(956,429)	(13,527,413)
Institutional 3 Class
Subscriptions	2,582,386	36,702,328	6,287,425	99,644,453
Distributions reinvested	95,394	1,345,468	193,030	3,106,446
Redemptions	(4,291,918)	(60,585,984)	(6,026,252)	(92,973,571)
Net increase (decrease)	(1,614,138)	(22,538,188)	454,203	9,777,328
Total net decrease	(24,649,537)	(344,989,606)	(23,596,876)	(332,870,273)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A(c)
Six Months Ended 1/31/2023 (Unaudited)	$15.07	0.23	(0.37)	(0.14)	(0.24)	—	(0.24)
Year Ended 7/31/2022	$17.28	0.36	(2.14)	(1.78)	(0.37)	(0.06)	(0.43)
Year Ended 7/31/2021	$16.69	0.37	0.59	0.96	(0.37)	—	(0.37)
Year Ended 7/31/2020	$16.48	0.44	0.25	0.69	(0.44)	(0.04)	(0.48)
Year Ended 7/31/2019	$15.98	0.52	0.54	1.06	(0.52)	(0.04)	(0.56)
Year Ended 7/31/2018	$16.10	0.56	(0.08)	0.48	(0.56)	(0.04)	(0.60)
Advisor Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$15.04	0.25	(0.36)	(0.11)	(0.26)	—	(0.26)
Year Ended 7/31/2022	$17.26	0.40	(2.15)	(1.75)	(0.41)	(0.06)	(0.47)
Year Ended 7/31/2021	$16.67	0.41	0.59	1.00	(0.41)	—	(0.41)
Year Ended 7/31/2020	$16.46	0.48	0.25	0.73	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2019	$15.95	0.56	0.55	1.11	(0.56)	(0.04)	(0.60)
Year Ended 7/31/2018	$16.08	0.56	(0.05)	0.51	(0.60)	(0.04)	(0.64)
Class C(c)
Six Months Ended 1/31/2023 (Unaudited)	$15.08	0.18	(0.37)	(0.19)	(0.19)	—	(0.19)
Year Ended 7/31/2022	$17.29	0.24	(2.14)	(1.90)	(0.25)	(0.06)	(0.31)
Year Ended 7/31/2021	$16.71	0.25	0.58	0.83	(0.25)	—	(0.25)
Year Ended 7/31/2020	$16.49	0.32	0.26	0.58	(0.32)	(0.04)	(0.36)
Year Ended 7/31/2019	$15.99	0.40	0.54	0.94	(0.40)	(0.04)	(0.44)
Year Ended 7/31/2018	$16.11	0.40	(0.04)	0.36	(0.44)	(0.04)	(0.48)
Institutional Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$15.04	0.25	(0.37)	(0.12)	(0.26)	—	(0.26)
Year Ended 7/31/2022	$17.25	0.40	(2.14)	(1.74)	(0.41)	(0.06)	(0.47)
Year Ended 7/31/2021	$16.66	0.41	0.59	1.00	(0.41)	—	(0.41)
Year Ended 7/31/2020	$16.45	0.48	0.25	0.73	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2019	$15.94	0.56	0.55	1.11	(0.56)	(0.04)	(0.60)
Year Ended 7/31/2018	$16.07	0.56	(0.05)	0.51	(0.60)	(0.04)	(0.64)
Institutional 2 Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$15.04	0.25	(0.37)	(0.12)	(0.26)	—	(0.26)
Year Ended 7/31/2022	$17.25	0.40	(2.14)	(1.74)	(0.41)	(0.06)	(0.47)
Year Ended 7/31/2021	$16.66	0.41	0.60	1.01	(0.42)	—	(0.42)
Year Ended 7/31/2020	$16.45	0.48	0.25	0.73	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2019	$15.94	0.56	0.55	1.11	(0.56)	(0.04)	(0.60)
Year Ended 7/31/2018	$16.07	0.56	(0.05)	0.51	(0.60)	(0.04)	(0.64)
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 1/31/2023 (Unaudited)	$14.69	(0.85%)	0.81%(d),(e)	0.78%(d),(e)	3.17%(d)	9%	$681,157
Year Ended 7/31/2022	$15.07	(10.43%)	0.78%(e),(f)	0.78%(e),(f),(g),(h)	2.24%	29%	$760,677
Year Ended 7/31/2021	$17.28	5.91%	0.78%(i)	0.78%(h),(i)	2.21%	14%	$916,301
Year Ended 7/31/2020	$16.69	4.25%	0.80%(j)	0.80%(g),(h),(j)	2.66%	32%	$843,707
Year Ended 7/31/2019	$16.48	7.05%	0.81%	0.81%(h)	3.23%	30%	$792,540
Year Ended 7/31/2018	$15.98	2.98%	0.81%	0.81%(g)	3.37%	19%	$718,879
Advisor Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$14.67	(0.66%)	0.56%(d),(e)	0.53%(d),(e)	3.40%(d)	9%	$42,096
Year Ended 7/31/2022	$15.04	(10.28%)	0.53%(e),(f)	0.53%(e),(f),(g),(h)	2.47%	29%	$53,510
Year Ended 7/31/2021	$17.26	6.06%	0.53%(i)	0.53%(h),(i)	2.46%	14%	$72,397
Year Ended 7/31/2020	$16.67	4.77%	0.55%(j)	0.55%(g),(h),(j)	2.91%	32%	$60,124
Year Ended 7/31/2019	$16.46	7.06%	0.56%	0.56%(h)	3.47%	30%	$46,584
Year Ended 7/31/2018	$15.95	3.24%	0.57%	0.57%(g)	3.63%	19%	$31,934
Class C(c)
Six Months Ended 1/31/2023 (Unaudited)	$14.70	(1.22%)	1.56%(d),(e)	1.53%(d),(e)	2.41%(d)	9%	$58,512
Year Ended 7/31/2022	$15.08	(11.09%)	1.53%(e),(f)	1.53%(e),(f),(g),(h)	1.48%	29%	$69,643
Year Ended 7/31/2021	$17.29	4.93%	1.53%(i)	1.53%(h),(i)	1.46%	14%	$90,170
Year Ended 7/31/2020	$16.71	3.73%	1.55%(j)	1.55%(g),(h),(j)	1.91%	32%	$91,717
Year Ended 7/31/2019	$16.49	5.98%	1.56%	1.56%(h)	2.48%	30%	$72,283
Year Ended 7/31/2018	$15.99	2.22%	1.56%	1.56%(g)	2.61%	19%	$59,720
Institutional Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$14.66	(0.73%)	0.56%(d),(e)	0.53%(d),(e)	3.40%(d)	9%	$797,926
Year Ended 7/31/2022	$15.04	(10.22%)	0.53%(e),(f)	0.53%(e),(f),(g),(h)	2.45%	29%	$1,068,842
Year Ended 7/31/2021	$17.25	6.00%	0.53%(i)	0.53%(h),(i)	2.46%	14%	$1,559,431
Year Ended 7/31/2020	$16.66	4.77%	0.55%(j)	0.55%(g),(h),(j)	2.91%	32%	$1,218,644
Year Ended 7/31/2019	$16.45	7.06%	0.56%	0.56%(h)	3.46%	30%	$930,894
Year Ended 7/31/2018	$15.94	3.24%	0.57%	0.57%(g)	3.62%	19%	$556,945
Institutional 2 Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$14.66	(0.73%)	0.55%(d),(e)	0.52%(d),(e)	3.38%(d)	9%	$25,804
Year Ended 7/31/2022	$15.04	(10.22%)	0.52%(e),(f)	0.52%(e),(f),(h)	2.44%	29%	$40,187
Year Ended 7/31/2021	$17.25	6.01%	0.53%(i)	0.52%(h),(i)	2.47%	14%	$62,604
Year Ended 7/31/2020	$16.66	4.78%	0.54%(j)	0.54%(h),(j)	2.91%	32%	$51,339
Year Ended 7/31/2019	$16.45	7.06%	0.55%	0.55%(h)	3.45%	30%	$39,068
Year Ended 7/31/2018	$15.94	3.23%	0.57%	0.57%	3.61%	19%	$12,762
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	33

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$15.06	0.25	(0.36)	(0.11)	(0.26)	—	(0.26)
Year Ended 7/31/2022	$17.28	0.41	(2.15)	(1.74)	(0.42)	(0.06)	(0.48)
Year Ended 7/31/2021	$16.69	0.42	0.60	1.02	(0.43)	—	(0.43)
Year Ended 7/31/2020	$16.47	0.48	0.26	0.74	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2019	$15.97	0.56	0.58	1.14	(0.60)	(0.04)	(0.64)
Year Ended 7/31/2018	$16.10	0.60	(0.09)	0.51	(0.60)	(0.04)	(0.64)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Ratios include interest on collateral expense which is less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Ratios include the impact of voluntary waivers paid by the Investment Manager. If the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by less than 0.01%.
(i)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(j)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 1/31/2023 (Unaudited)	$14.69	(0.63%)	0.50%(d),(e)	0.48%(d),(e)	3.46%(d)	9%	$137,631
Year Ended 7/31/2022	$15.06	(10.21%)	0.48%(e),(f)	0.47%(e),(f),(h)	2.55%	29%	$165,440
Year Ended 7/31/2021	$17.28	6.24%	0.48%(i)	0.47%(h),(i)	2.51%	14%	$181,928
Year Ended 7/31/2020	$16.69	4.58%	0.49%(j)	0.49%(h),(j)	2.96%	32%	$104,667
Year Ended 7/31/2019	$16.47	7.38%	0.50%	0.50%(h)	3.52%	30%	$52,836
Year Ended 7/31/2018	$15.97	3.02%	0.52%	0.52%	3.67%	19%	$33,118
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	35

Notes to Financial Statements
January 31, 2023 (Unaudited)
Note 1. Organization
Columbia Strategic Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
36	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	37

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	3,028,782
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	54,150,186

38	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
*	Based on the ending daily outstanding amounts for the six months ended January 31, 2023.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	39

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2023 was 0.46% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to
40	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.06
Class C	0.06
Institutional Class	0.06
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $348,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2022, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	105,454
Class C	—	1.00(b)	1,032

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	41

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2022 through November 30, 2023	Prior to December 1, 2022
Class A	0.77%	0.78%
Advisor Class	0.52	0.53
Class C	1.52	1.53
Institutional Class	0.52	0.53
Institutional 2 Class	0.51	0.53
Institutional 3 Class	0.47	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Prior to December 1, 2022, expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds) were included with the waivers and/or expense reimbursement arrangement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,907,962,000	10,737,000	(150,626,000)	(139,889,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(57,526,831)	(9,030,578)	(66,557,409)
42	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $172,679,977 and $518,622,706, respectively, for the six months ended January 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	4,254,717	3.82	53
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2023.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	43

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such
44	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At January 31, 2023, affiliated shareholders of record owned 51.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Strategic Municipal Income Fund | Semiannual Report 2023	45

Notes to Financial Statements  (continued)
January 31, 2023 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
46	Columbia Strategic Municipal Income Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Strategic Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR118_07_N01_(03/23)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 24, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 24, 2023

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 24, 2023